UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-5897
                                   ------------


                        AXP MARKET ADVANTAGE SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     1/31
                         --------------
Date of reporting period:    1/31
                         --------------

                         AXP(R) Portfolio Builder Series

                          -- AXP(R) Portfolio Builder Conservative Fund

                          -- AXP(R) Portfolio Builder Moderate Conservative Fund

                          -- AXP(R) Portfolio Builder Moderate Fund

                          -- AXP(R) Portfolio Builder Moderate Aggressive Fund

                          -- AXP(R) Portfolio Builder Aggressive Fund

                          -- AXP(R) Portfolio Builder Total Equity Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   Jan. 31, 2005

The enclosed annual report describes six funds, each of which invests in other American Express Funds.

(logo)                                                                   (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)

Table of Contents

Fund Snapshots                                                                 3

Investment Changes

   AXP Portfolio Builder Conservative Fund                                     6

   AXP Portfolio Builder Moderate Conservative Fund                            7

   AXP Portfolio Builder Moderate Fund                                         8

   AXP Portfolio Builder Moderate Aggressive Fund                              9

   AXP Portfolio Builder Aggressive Fund                                      10

   AXP Portfolio Builder Total Equity Fund                                    11

Performance Summaries                                                         12

Questions & Answers with Portfolio Management                                 14

The Fund's Long-term Performance

   AXP Portfolio Builder Conservative Fund                                    19

   AXP Portfolio Builder Moderate Conservative Fund                           20

   AXP Portfolio Builder Moderate Fund                                        21

   AXP Portfolio Builder Moderate Aggressive Fund                             22

   AXP Portfolio Builder Aggressive Fund                                      23

   AXP Portfolio Builder Total Equity Fund                                    24

Investments in Affiliated Funds                                               25

Financial Statements                                                          31

Notes to Financial Statements                                                 38

Report of Independent Registered Public Accounting Firm                       58

Federal Income Tax Information                                                59

Fund Expenses Example                                                         63

Board Members and Officers                                                    70

Proxy Voting                                                                  71

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.

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2   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Fund Snapshots
                AS OF JAN. 31, 2005

PORTFOLIO MANAGEMENT

Portfolio managers              Since      Years in industry
Kent M. Bergene                 3/04              23
David M. Joy                    3/04              28
Michelle Keeley                 3/04              19
William F. Truscott             3/04              22

The Capital Markets Committee provides initial guidance with respect to strategic asset allocation among the three main asset classes: equity, fixed income, and cash. The Asset Allocation Committee, comprised of Messrs. Joy and Truscott, and Ms. Keeley, next determines the asset class and investment category allocations for each Fund. The Fund Selection Committee, comprised of Messrs. Bergene, Joy and Truscott, and Ms. Keeley, then determines the underlying fund selections for each Fund.

INCEPTION DATES
A: 3/4/04        B: 3/4/04       C: 3/4/04       Y: 3/4/04

TICKER SYMBOLS

AXP Portfolio Builder Conservative Fund
A: ABDAX         B: ABBDX        C: --           Y: --

AXP Portfolio Builder Moderate Conservative Fund
A: AUCAX         B: AMDBX        C: --           Y: --

AXP Portfolio Builder Moderate Fund
A: ABUAX         B: AURBX        C: --           Y: --

AXP Portfolio Builder Moderate Aggressive Fund
A: AXMAX         B: ABMBX        C: --           Y: --

AXP Portfolio Builder Aggressive Fund
A: AXBAX         B: AXPBX        C: --           Y: --

AXP Portfolio Builder Total Equity Fund
A: AXTAX         B: AXTBX        C: --           Y: --

FUND OBJECTIVES

AXP Portfolio Builder Conservative Fund

-- Seeks the highest level of total return consistent with a conservative level of risk.

-- Invests primarily in fixed income securities with a small complement of equity securities.

Total net assets                              $64.9 million
Number of holdings                                       29

AXP Portfolio Builder Moderate Conservative Fund

-- Seeks the highest level of total return consistent with a moderate conservative level of risk.

-- Invests primarily in fixed income securities with a moderate complement of equities.

Total net assets                             $117.4 million
Number of holdings                                       33

AXP Portfolio Builder Moderate Fund

-- Seeks the highest level of total return consistent with a moderate level of risk.

--   Invests primarily in a balance of fixed income and equity securities.

Total net assets                             $269.7 million
Number of holdings                                       32

AXP Portfolio Builder Moderate Aggressive Fund

-- Seeks the highest level of total return consistent with a moderate aggressive level of risk.

-- Invests primarily in equities with a moderate complement of fixed income securities.

Total net assets                             $319.6 million
Number of holdings                                       32

AXP Portfolio Builder Aggressive Fund

-- Seeks the highest level of total return consistent with an aggressive level of risk.

-- Invests primarily in equities, with a small complement of fixed income securities.

Total net assets                             $158.6 million
Number of holdings                                       30

AXP Portfolio Builder Total Equity Fund

-- Seeks the highest level of total return consistent with a very aggressive level of risk.

--   Invests entirely in equities under normal market conditions.

Total net assets                             $122.7 million

Number of holdings                                       26

For more information about the underlying funds that make up each AXP Portfolio Builder Series fund, visit americanexpress.com/funds or call (800) 862-7919. On line, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information.You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each AXP Portfolio Builder Series fund invests only in Class I shares of underlying funds.

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3   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Fund Snapshots

AXP PORTFOLIO BUILDER CONSERVATIVE FUND

PORTFOLIO ALLOCATION

Percentage of portfolio assets as of Jan. 31, 2005

(pie chart)

FIXED INCOME FUNDS
Investment grade* 69.4%

CASH EQUIVALENTS
Money market fund 7.6%
U.S. large cap 12.1%
International 4.9%
Real estate 3.2%
U.S. mid cap 2.1%
U.S. small cap 0.7%

*Includes government, corporate, mortgage and agency securities.

TOP FIVE HOLDINGS

Percentage of portfolio assets as of Jan. 31, 2005

AXP(R) Selective Fund                                   31.1%
AXP(R) Core Bond Fund                                   19.1
AXP(R) Limited Duration Bond Fund                       11.6
AXP(R) Short Duration U.S. Government Fund               7.7
AXP(R) Cash Management Fund                              7.6

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

AXP PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

PORTFOLIO ALLOCATION

Percentage of portfolio assets as of Jan. 31, 2005

(pie chart)

FIXED INCOME FUNDS
Investment grade* 43.1%
Inflation protected securities 6.2%
High yield 5.0%
Global bond 5.0%

CASH EQUIVALENTS
Money market fund 3.1%

EQUITY FUNDS
U.S. large cap 20.9%
International 8.4%
U.S. mid cap 4.0%
Real estate 3.2%
U.S. small cap 1.1%

*Includes government, corporate, mortgage and agency securities.

TOP FIVE HOLDINGS

Percentage of portfolio assets as of Jan. 31, 2005

AXP(R) Selective Fund                                   14.4%
AXP(R) Limited Duration Bond Fund                       12.5
AXP(R) Core Bond Fund                                   10.0
AXP(R) Short Duration U.S. Government Fund               6.2
AXP(R) Inflation Protected Securities Fund               6.2

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

AXP PORTFOLIO BUILDER MODERATE FUND

PORTFOLIO ALLOCATION

Percentage of portfolio assets as of Jan. 31, 2005

(pie chart)

EQUITY FUNDS
U.S. large cap 30.0%
International 12.0%
U.S. mid cap 5.7%
Real estate 3.1%
U.S. small cap 1.8%

FIXED INCOME FUNDS
Investment grade* 28.5%
High yield 9.5%
Global bond 4.7%
Inflation protected securities 4.7%

*Includes government, corporate, mortgage and agency securities.

TOP FIVE HOLDINGS

Percentage of portfolio assets as of Jan. 31, 2005

AXP(R) Selective Fund                                   12.6%
AXP(R) Core Bond Fund                                   11.1
AXP(R) Income Opportunities Fund                         9.5
AXP(R) Growth Fund                                       6.0
AXP(R) Limited Duration Bond Fund                        4.7

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

There are special risk considerations associated with international investing related to market, currency, economic, political and other factors. Stocks of small- and medium-sized companies may be subject to more abrupt or erratic price movements than stocks of larger companies. Some of these companies also have fewer financial resources. Higher yield corporate bond prices may fluctuate more broadly than prices of higher quality bonds. Risk to principal and income is also greater than with higher quality securities. Narrowly-focused sector funds may exhibit higher volatility than funds with broader investment objectives.

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4   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Fund Snapshots

AXP PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

PORTFOLIO ALLOCATION

Percentage of portfolio assets as of Jan. 31, 2005

(pie chart)

EQUITY FUNDS
U.S. large cap 39.2%
International 15.8%
U.S. mid cap 7.3%
Real estate 3.2%
U.S. small cap 2.3%

FIXED INCOME FUNDS
Investment grade* 19.4%
High yield 4.8%
Global bond 4.8%
Inflation protected securities 3.2%

*Includes government, corporate, mortgage and agency securities.

TOP FIVE HOLDINGS

Percentage of portfolio assets as of Jan. 31, 2005

AXP(R) Selective Fund                                    8.5%
AXP(R) Growth Fund                                       7.7
AXP(R) Core Bond Fund                                    7.6
AXP(R) New Dimensions Fund(R)                            6.0
AXP(R) Income Opportunities Fund                         4.8

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

AXP PORTFOLIO BUILDER AGGRESSIVE FUND

PORTFOLIO ALLOCATION

Percentage of portfolio assets as of Jan. 31, 2005

(pie chart)

EQUITY FUNDS
U.S. large cap 48.5%
International 19.2%
U.S. mid cap 9.1%
Real estate 3.0%
U.S. small cap 3.0%

FIXED INCOME FUNDS
Investment grade* 12.9%
High yield 4.3%

*Includes government, corporate, mortgage and agency securities.

TOP FIVE HOLDINGS

Percentage of portfolio assets as of Jan. 31, 2005

AXP(R) Growth Fund                                       9.7%
AXP(R) New Dimensions Fund(R)                            7.5
AXP(R) Partners Growth Fund                              5.2
AXP(R) Quantitative Large Cap Equity Fund                5.2
AXP(R) Partners International Aggressive Growth Fund     5.1

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

AXP PORTFOLIO BUILDER TOTAL EQUITY FUND

PORTFOLIO ALLOCATION

Percentage of portfolio assets as of Jan. 31, 2005

(pie chart)

EQUITY FUNDS
U.S. large cap 58.9%
International 23.3%
U.S. mid cap 11.2%
U.S. small cap 3.6%
Real estate 3.0%

TOP FIVE HOLDINGS

Percentage of portfolio assets as of Jan. 31, 2005

AXP(R) Growth Fund                                      11.9%
AXP(R) New Dimensions Fund(R)                            9.2
AXP(R) Partners Growth Fund                              6.4
AXP(R) Quantitative Large Cap Equity Fund                6.3
AXP(R) Partners International Aggressive Growth Fund     6.0

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

There are special risk considerations associated with international investing related to market, currency, economic, political and other factors. Stocks of small- and medium-sized companies may be subject to more abrupt or erratic price movements than stocks of larger companies. Some of these companies also have fewer financial resources. Higher yield corporate bond prices may fluctuate more broadly than prices of higher quality bonds. Risk to principal and income is also greater than with higher quality securities. Narrowly-focused sector funds may exhibit higher volatility than funds with broader investment objectives.

--------------------------------------------------------------------------------
5   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investment changes

AXP PORTFOLIO BUILDER CONSERVATIVE FUND

Fund holdings at Jan. 31, 2005                                               % of Fund's           % of Fund's portfolio assets
                                                                          portfolio assets                 6 months ago
Domestic Equity Funds
AXP(R) Real Estate Fund                                                            3.2%                           4.4%
AXP(R) Growth Fund                                                                 2.5%                           1.5%
AXP(R) New Dimensions Fund(R)                                                      1.9%                           1.5%
AXP(R) Large Cap Value Fund                                                        1.3%                           1.3%
AXP(R) Quantitative Large Cap Equity Fund                                          1.3%                           0.9%
AXP(R) Partners Growth Fund                                                        1.3%                           1.6%
AXP(R) Partners Value Fund                                                         1.3%                           1.3%
AXP(R) Partners Aggressive Growth Fund                                             0.7%                           0.7%
AXP(R) Equity Select Fund                                                          0.7%                           0.6%
AXP(R) Diversified Equity Income Fund                                              0.7%                           1.0%
AXP(R) Partners Fundamental Value Fund                                             0.7%                           1.3%
AXP(R) Large Cap Equity Fund                                                       0.6%                           1.2%
AXP(R) Stock Fund                                                                  0.5%                           0.8%
AXP(R) Partners Select Value Fund                                                  0.5%                           0.8%
AXP(R) Partners Small Cap Value Fund                                               0.4%                           0.5%
AXP(R) Mid Cap Value Fund                                                          0.2%                           1.1%
AXP(R) Partners Small Cap Core Fund                                                0.1%                           0.5%
AXP(R) Small Cap Advantage Fund                                                    0.1%                           0.2%
AXP(R) Partners Small Cap Growth Fund                                              0.1%                           0.4%
                                                                                ---------------------------------------
                                                                                  18.1%                          21.6%
                                                                                ---------------------------------------

International Equity Funds
AXP(R) Partners International Aggressive Growth Fund                               1.4%                           1.0%
AXP(R) Partners International Core Fund                                            1.1%                           1.1%
AXP(R) Partners International Select Value Fund                                    1.0%                           1.3%
AXP(R) Threadneedle International Fund                                             0.9%                           1.2%
AXP(R) Partners International Small Cap Fund                                       0.5%                           1.0%
                                                                                ---------------------------------------
                                                                                   4.9%                           5.6%
                                                                                ---------------------------------------
Investment Grade Fixed-Income Funds
Includes government, corporate, mortgage and agency securities
AXP(R) Selective Fund                                                             31.1%                           1.4%
AXP(R) Core Bond Fund                                                             19.1%                          18.2%
AXP(R) Limited Duration Bond Fund                                                 11.6%                          26.2%
AXP(R) Short Duration U.S. Government Fund                                         7.6%                          19.5%
                                                                                ---------------------------------------
                                                                                  69.4%                          65.3%
                                                                                ---------------------------------------
Money Market Fund
AXP(R) Cash Management Fund                                                        7.6%                           7.5%
                                                                                ---------------------------------------
                                                                                 100.0%                         100.0%
                                                                                ---------------------------------------

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6   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investment changes

AXP PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Fund holdings at Jan. 31, 2005                                               % of Fund's           % of Fund's portfolio assets
                                                                          portfolio assets                 6 months ago
Domestic Equity Funds
AXP(R) Growth Fund                                                                 4.3%                           2.4%
AXP(R) New Dimensions Fund(R)                                                      3.3%                           2.4%
AXP(R) Real Estate Fund                                                            3.2%                           4.3%
AXP(R) Partners Growth Fund                                                        2.2%                           2.4%
AXP(R) Quantitative Large Cap Equity Fund                                          2.2%                           1.6%
AXP(R) Large Cap Value Fund                                                        2.1%                           2.1%
AXP(R) Partners Value Fund                                                         2.0%                           2.1%
AXP(R) Partners Fundamental Value Fund                                             1.5%                           2.1%
AXP(R) Diversified Equity Income Fund                                              1.4%                           1.8%
AXP(R) Partners Aggressive Growth Fund                                             1.4%                           1.2%
AXP(R) Equity Select Fund                                                          1.3%                           1.0%
AXP(R) Large Cap Equity Fund                                                       1.1%                           1.9%
AXP(R) Stock Fund                                                                  0.8%                           1.3%
AXP(R) Partners Select Value Fund                                                  0.7%                           1.3%
AXP(R) Mid Cap Value Fund                                                          0.6%                           1.8%
AXP(R) Partners Small Cap Value Fund                                               0.5%                           0.9%
AXP(R) Partners Small Cap Core Fund                                                0.2%                           0.8%
AXP(R) Partners Small Cap Growth Fund                                              0.2%                           0.6%
AXP(R) Small Cap Advantage Fund                                                    0.2%                           0.4%
                                                                                ---------------------------------------
                                                                                  29.2%                          32.4%
                                                                                ---------------------------------------
International Equity Funds
AXP(R) Partners International Aggressive Growth Fund                               2.1%                           1.5%
AXP(R) Partners International Select Value Fund                                    1.6%                           1.9%
AXP(R) Partners International Core Fund                                            1.5%                           1.7%
AXP(R) Threadneedle Emerging Markets Fund                                          1.3%                           1.0%
AXP(R) Threadneedle International Fund                                             1.2%                           1.7%
AXP(R) Partners International Small Cap Fund                                       0.7%                           1.4%
                                                                                ---------------------------------------
                                                                                   8.4%                           9.2%
                                                                                ---------------------------------------
Investment Grade Fixed-Income Funds
Includes government, corporate, mortgage and agency securities
AXP(R) Selective Fund                                                             14.4%                           1.6%
AXP(R) Limited Duration Bond Fund                                                 12.5%                          14.2%
AXP(R) Core Bond Fund                                                             10.0%                          17.7%
AXP(R) Short Duration U.S. Government Fund                                         6.2%                           5.5%
                                                                                ---------------------------------------
                                                                                  43.1%                          39.0%
                                                                                ---------------------------------------
High Yield Fixed-Income Funds
AXP(R) Income Opportunities Fund                                                   5.0%                           5.5%
                                                                                ---------------------------------------
Global Bond Funds
AXP(R) Global Bond Fund                                                            5.0%                           5.4%
                                                                                ---------------------------------------
Inflation Protected Securities
AXP(R) Inflation Protected Securities Fund                                         6.2%                           5.5%
                                                                                ---------------------------------------
Money Market Fund
AXP(R) Cash Management Fund                                                        3.1%                           3.0%
                                                                                ---------------------------------------
                                                                                 100.0%                         100.0%
                                                                                ---------------------------------------

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7   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investment changes

AXP PORTFOLIO BUILDER MODERATE FUND

Fund holdings at Jan. 31, 2005                                               % of Fund's           % of Fund's portfolio assets
                                                                          portfolio assets                 6 months ago
Domestic Equity Funds
AXP(R) Growth Fund                                                                 6.0%                           3.3%
AXP(R) New Dimensions Fund(R)                                                      4.6%                           3.3%
AXP(R) Partners Growth Fund                                                        3.3%                           3.3%
AXP(R) Quantitative Large Cap Equity Fund                                          3.2%                           1.7%
AXP(R) Real Estate Fund                                                            3.1%                           4.3%
AXP(R) Large Cap Value Fund                                                        2.9%                           3.0%
AXP(R) Partners Value Fund                                                         2.8%                           3.0%
AXP(R) Partners Fundamental Value Fund                                             2.2%                           3.0%
AXP(R) Diversified Equity Income Fund                                              2.2%                           2.2%
AXP(R) Partners Aggressive Growth Fund                                             2.0%                           1.6%
AXP(R) Equity Select Fund                                                          2.0%                           1.3%
AXP(R) Large Cap Equity Fund                                                       1.6%                           2.5%
AXP(R) Stock Fund                                                                  1.2%                           1.6%
AXP(R) Partners Select Value Fund                                                  0.9%                           1.8%
AXP(R) Mid Cap Value Fund                                                          0.8%                           2.5%
AXP(R) Partners Small Cap Value Fund                                               0.7%                           1.2%
AXP(R) Partners Small Cap Core Fund                                                0.4%                           1.1%
AXP(R) Small Cap Advantage Fund                                                    0.4%                           0.5%
AXP(R) Partners Small Cap Growth Fund                                              0.3%                           0.8%
                                                                                ---------------------------------------
                                                                                  40.6%                          42.0%
                                                                                ---------------------------------------
International Equity Funds
AXP(R) Partners International Aggressive Growth Fund                               3.1%                           2.0%
AXP(R) Partners International Select Value Fund                                    2.3%                           2.6%
AXP(R) Partners International Core Fund                                            2.1%                           2.3%
AXP(R) Threadneedle Emerging Markets Fund                                          1.8%                           1.3%
AXP(R) Threadneedle International Fund                                             1.7%                           2.4%
AXP(R) Partners International Small Cap Fund                                       1.0%                           1.9%
                                                                                ---------------------------------------
                                                                                  12.0%                          12.5%
                                                                                ---------------------------------------
Investment Grade Fixed-Income Funds
Includes government, corporate, mortgage and agency securities
AXP(R) Selective Fund                                                             12.6%                           1.5%
AXP(R) Core Bond Fund                                                             11.1%                          21.0%
AXP(R) Limited Duration Bond Fund                                                  4.8%                           5.0%
                                                                                ---------------------------------------
                                                                                  28.5%                          27.5%
                                                                                ---------------------------------------
High Yield Fixed-Income Funds
AXP(R) Income Opportunities Fund                                                   9.5%                           9.0%
                                                                                ---------------------------------------
Global Bond Funds
AXP(R) Global Bond Fund                                                            4.7%                           4.5%
                                                                                ---------------------------------------
Inflation Protected Securities
AXP(R) Inflation Protected Securities Fund                                         4.7%                           4.5%
                                                                                ---------------------------------------
                                                                                 100.0%                         100.0%
                                                                                ---------------------------------------

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8   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investment changes

AXP PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Fund holdings at Jan. 31, 2005                                               % of Fund's           % of Fund's portfolio assets
                                                                          portfolio assets                 6 months ago
Domestic Equity Funds
AXP(R) Growth Fund                                                                 7.7%                           4.2%
AXP(R) New Dimensions Fund(R)                                                      6.0%                           4.2%
AXP(R) Partners Growth Fund                                                        4.3%                           4.1%
AXP(R) Quantitative Large Cap Equity Fund                                          4.2%                           2.2%
AXP(R) Large Cap Value Fund                                                        3.9%                           3.9%
AXP(R) Partners Value Fund                                                         3.6%                           3.8%
AXP(R) Real Estate Fund                                                            3.2%                           4.3%
AXP(R) Partners Fundamental Value Fund                                             3.0%                           3.8%
AXP(R) Diversified Equity Income Fund                                              2.8%                           2.9%
AXP(R) Partners Aggressive Growth Fund                                             2.5%                           2.1%
AXP(R) Equity Select Fund                                                          2.5%                           1.7%
AXP(R) Large Cap Equity Fund                                                       2.1%                           3.4%
AXP(R) Stock Fund                                                                  1.6%                           2.1%
AXP(R) Partners Select Value Fund                                                  1.2%                           2.4%
AXP(R) Mid Cap Value Fund                                                          1.1%                           3.1%
AXP(R) Partners Small Cap Value Fund                                               0.9%                           1.5%
AXP(R) Partners Small Cap Core Fund                                                0.5%                           1.4%
AXP(R) Partners Small Cap Growth Fund                                              0.5%                           1.1%
AXP(R) Small Cap Advantage Fund                                                    0.4%                           0.7%
                                                                                ---------------------------------------
                                                                                  52.0%                          52.9%
                                                                                ---------------------------------------
International Equity Funds
AXP(R) Partners International Aggressive Growth Fund                               4.1%                           2.7%
AXP(R) Partners International Select Value Fund                                    3.0%                           3.4%
AXP(R) Partners International Core Fund                                            2.6%                           3.0%
AXP(R) Threadneedle Emerging Markets Fund                                          2.4%                           1.7%
AXP(R) Threadneedle International Fund                                             2.3%                           3.0%
AXP(R) Partners International Small Cap Fund                                       1.4%                           2.5%
                                                                                ---------------------------------------
                                                                                  15.8%                          16.3%
                                                                                ---------------------------------------
Investment Grade Fixed-Income Funds
Includes government, corporate, mortgage and agency securities
AXP(R) Selective Fund                                                              8.5%                           0.8%
AXP(R) Core Bond Fund                                                              7.6%                          14.3%
AXP(R) Limited Duration Bond Fund                                                  3.3%                           2.9%
                                                                                ---------------------------------------
                                                                                  19.4%                          18.0%
                                                                                ---------------------------------------
High Yield Fixed-Income Funds
AXP(R) Income Opportunities Fund                                                   4.8%                           4.5%
                                                                                ---------------------------------------
Global Bond Funds
AXP(R) Global Bond Fund                                                            4.8%                           4.5%
                                                                                ---------------------------------------
Inflation Protected Securities
AXP(R) Inflation Protected Securities Fund                                         3.2%                           3.8%
                                                                                ---------------------------------------
                                                                                 100.0%                         100.0%
                                                                                ---------------------------------------

--------------------------------------------------------------------------------
9   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investment changes

AXP PORTFOLIO BUILDER AGGRESSIVE FUND

Fund holdings at Jan. 31, 2005                                               % of Fund's           % of Fund's portfolio assets
                                                                          portfolio assets                 6 months ago
Domestic Equity Funds
AXP(R) Growth Fund                                                                 9.7%                           5.4%
AXP(R) New Dimensions Fund(R)                                                      7.5%                           5.3%
AXP(R) Partners Growth Fund                                                        5.2%                           5.2%
AXP(R) Quantitative Large Cap Equity Fund                                          5.2%                           2.9%
AXP(R) Large Cap Value Fund                                                        4.6%                           4.7%
AXP(R) Partners Value Fund                                                         4.4%                           4.7%
AXP(R) Partners Fundamental Value Fund                                             3.9%                           4.7%
AXP(R) Diversified Equity Income Fund                                              3.6%                           3.6%
AXP(R) Partners Aggressive Growth Fund                                             3.1%                           2.5%
AXP(R) Equity Select Fund                                                          3.1%                           2.1%
AXP(R) Real Estate Fund                                                            3.0%                           4.3%
AXP(R) Large Cap Equity Fund                                                       2.5%                           4.2%
AXP(R) Stock Fund                                                                  1.9%                           2.6%
AXP(R) Partners Select Value Fund                                                  1.5%                           3.0%
AXP(R) Mid Cap Value Fund                                                          1.4%                           3.9%
AXP(R) Partners Small Cap Value Fund                                               1.2%                           1.9%
AXP(R) Partners Small Cap Core Fund                                                0.6%                           1.8%
AXP(R) Small Cap Advantage Fund                                                    0.6%                           0.9%
AXP(R) Partners Small Cap Growth Fund                                              0.6%                           1.3%
                                                                                ---------------------------------------
                                                                                  63.6%                          65.0%
                                                                                ---------------------------------------
International Equity Funds
AXP(R) Partners International Aggressive Growth Fund                               5.1%                           3.3%
AXP(R) Partners International Select Value Fund                                    3.7%                           4.1%
AXP(R) Partners International Core Fund                                            3.2%                           3.7%
AXP(R) Threadneedle Emerging Markets Fund                                          3.0%                           2.0%
AXP(R) Threadneedle International Fund                                             2.5%                           3.8%
AXP(R) Partners International Small Cap Fund                                       1.7%                           3.1%
                                                                                ---------------------------------------
                                                                                  19.2%                          20.0%
                                                                                ---------------------------------------
Investment Grade Fixed-Income Funds
Includes government, corporate, mortgage and agency securities
AXP(R) Selective Fund                                                              4.8%                           0.4%
AXP(R) Limited Duration Bond Fund                                                  4.3%                           3.7%
AXP(R) Core Bond Fund                                                              3.8%                           7.2%
                                                                                ---------------------------------------
                                                                                  12.9%                          11.3%
                                                                                ---------------------------------------
High Yield Fixed-Income Funds
AXP(R) Income Opportunities Fund                                                   4.3%                           3.7%
                                                                                ---------------------------------------
                                                                                   100%                         100.0%
                                                                                ---------------------------------------

--------------------------------------------------------------------------------
10   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investment changes

AXP PORTFOLIO BUILDER TOTAL EQUITY FUND

Fund holdings at Jan. 31, 2005                                               % of Fund's           % of Fund's portfolio assets
                                                                          portfolio assets                 6 months ago
Domestic Equity Funds
AXP(R) Growth Fund                                                                11.8%                           6.4%
AXP(R) New Dimensions Fund(R)                                                      9.2%                           6.4%
AXP(R) Partners Growth Fund                                                        6.4%                           6.3%
AXP(R) Quantitative Large Cap Equity Fund                                          6.3%                           3.1%
AXP(R) Large Cap Value Fund                                                        5.4%                           5.7%
AXP(R) Partners Value Fund                                                         5.2%                           5.7%
AXP(R) Partners Fundamental Value Fund                                             4.8%                           5.6%
AXP(R) Diversified Equity Income Fund                                              4.4%                           4.4%
AXP(R) Partners Aggressive Growth Fund                                             3.9%                           3.0%
AXP(R) Equity Select Fund                                                          3.8%                           2.5%
AXP(R) Large Cap Equity Fund                                                       3.0%                           5.0%
AXP(R) Real Estate Fund                                                            3.0%                           4.1%
AXP(R) Stock Fund                                                                  2.4%                           3.0%
AXP(R) Partners Select Value Fund                                                  1.8%                           3.5%
AXP(R) Mid Cap Value Fund                                                          1.7%                           4.6%
AXP(R) Partners Small Cap Value Fund                                               1.5%                           2.2%
AXP(R) Partners Small Cap Core Fund                                                0.7%                           2.1%
AXP(R) Partners Small Cap Growth Fund                                              0.7%                           1.6%
AXP(R) Small Cap Advantage Fund                                                    0.7%                           1.0%
                                                                                ---------------------------------------
                                                                                  76.7%                          76.2%
                                                                                ---------------------------------------
International Equity Funds
AXP(R) Partners International Aggressive Growth Fund                               6.0%                           4.0%
AXP(R) Partners International Select Value Fund                                    4.5%                           4.9%
AXP(R) Partners International Core Fund                                            4.0%                           4.4%
AXP(R) Threadneedle Emerging Markets Fund                                          3.5%                           2.4%
AXP(R) Threadneedle International Fund                                             3.2%                           4.5%
AXP(R) Partners International Small Cap Fund                                       2.1%                           3.6%
                                                                                ---------------------------------------
                                                                                  23.3%                          23.8%
                                                                                ---------------------------------------
                                                                                 100.0%                         100.0%
                                                                                ---------------------------------------

--------------------------------------------------------------------------------
11   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Performance Summaries

(bar chart)

                              AXP Portfolio Builder
                                Conservative Fund

                             PERFORMANCE COMPARISON
                       For the period ended Jan. 31, 2005

                      +3.54%   +3.04%   +5.32%    +3.90%

+3.54% = AXP Portfolio Builder Conservative Fund Class A (excluding sales charge)
+3.04% = Lehman Brothers Aggregate Bond Index (unmanaged)
+5.32% = Russell 3000 Index (unmanaged)
+3.90% = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

(bar chart)

                         AXP Portfolio Builder Moderate
                                Conservative Fund

                             PERFORMANCE COMPARISON
                       For the period ended Jan. 31, 2005

                      +4.90%   +3.04%   +5.32%    +4.53%

+4.90% = AXP Portfolio Builder Moderate Conservative Fund Class A (excluding sales charge)
+3.04% = Lehman Brothers Aggregate Bond Index (unmanaged)
+5.32% = Russell 3000 Index (unmanaged)
+4.53% = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

(bar chart)

                              AXP Portfolio Builder
                                  Moderate Fund

                             PERFORMANCE COMPARISON
                       For the period ended Jan. 31, 2005

                      +6.01%   +3.04%   +5.32%    +5.14%

+6.01% = AXP Portfolio Builder Moderate Fund Class A (excluding sales charge) +3.04% = Lehman Brothers Aggregate Bond Index (unmanaged)
+5.32% = Russell 3000 Index (unmanaged)
+5.14% = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

(bar chart)

                              AXP Portfolio Builder
                            Moderate Aggressive Fund

                             PERFORMANCE COMPARISON
                       For the period ended Jan. 31, 2005

                      +5.97%    +5.32%   +3.04%   +5.73%

+5.97% = AXP Portfolio Builder Moderate Aggressive Fund Class A (excluding sales charge)
+5.32% = Russell 3000 Index (unmanaged)
+3.04% = Lehman Brothers Aggregate Bond Index (unmanaged)
+5.73% = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

(bar chart)

                              AXP Portfolio Builder
                                 Aggressive Fund

                             PERFORMANCE COMPARISON
                       For the period ended Jan. 31, 2005

                      +5.81%   +5.32%   +3.04%    +6.31%

+5.81% = AXP Portfolio Builder Aggressive Fund Class A (excluding sales charge) +5.32% = Russell 3000 Index (unmanaged)
+3.04% = Lehman Brothers Aggregate Bond Index (unmanaged)
+6.31% = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

(bar chart)

                              AXP Portfolio Builder
                                Total Equity Fund

                             PERFORMANCE COMPARISON
                       For the period ended Jan. 31, 2005

                      +5.80%   +5.32%   +14.18%    +7.05%

+5.80% = AXP Portfolio Builder Total Equity Fund Class A (excluding sales charge)
+5.32% = Russell 3000 Index (unmanaged)
+14.18% = MSCI EAFE Index (unmanaged)
+7.05% = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

The sales charge for Class A shares of AXP Portfolio Builder Conservative Fund and AXP Portfolio Builder Moderate Conservative Fund is 4.75% and 5.75% for all other funds shown. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

--------------------------------------------------------------------------------
12   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Performance Summaries

CUMULATIVE TOTAL RETURNS

                                                           Class A               Class B                  Class C           Class Y
(Inception dates)                                         (3/4/04)              (3/4/04)                 (3/4/04)          (3/4/04)
                                                       NAV(1)  POP(2)      NAV(1)   After CDSC(3)   NAV(1)   After CDSC(4)  NAV(5)
AXP Portfolio Builder Conservative Fund
at Jan. 31, 2005
Since inception*                                       +3.54%  -2.41%      +2.88%      -1.12%       +2.90%      +1.90%     +3.74%
at Dec. 31, 2004
Since inception*                                       +4.05%  -1.93%      +3.38%      -1.62%       +3.41%      +2.41%     +4.25%
AXP Portfolio Builder Moderate Conservative Fund
at Jan. 31, 2005
Since inception*                                       +4.90%  -1.14%      +4.14%      +0.14%       +4.25%      +3.25%     +5.09%
at Dec. 31, 2004
Since inception*                                       +5.91%  -0.18%      +5.15%      +0.15%       +5.25%      +4.25%     +6.00%
AXP Portfolio Builder Moderate Fund
at Jan. 31, 2005
Since inception*                                       +6.01%  -0.09%      +5.19%      +1.19%       +5.24%      +4.24%     +6.28%
at Dec. 31, 2004
Since inception*                                       +7.33%  +1.15%      +6.60%      +1.60%       +6.65%      +5.65%     +7.60%
AXP Portfolio Builder Moderate Aggressive Fund
at Jan. 31, 2005
Since inception*                                       +5.97%  -0.12%      +5.24%      +1.24%       +5.24%      +4.24%     +6.10%
at Dec. 31, 2004
Since inception*                                       +7.69%  +1.50%      +6.95%      +1.95%       +6.94%      +5.94%     +7.82%
AXP Portfolio Builder Aggressive Fund
at Jan. 31, 2005
Since inception*                                       +5.81%  -0.28%      +5.02%      +1.02%       +4.96%      +3.96%     +5.94%
at Dec. 31, 2004
Since inception*                                       +7.82%  +1.62%      +7.12%      +2.12%       +6.96%      +5.96%     +7.96%
AXP Portfolio Builder Total Equity Fund
at Jan. 31, 2005
Since inception*                                       +5.80%  -0.28%      +4.99%      +0.99%       +4.99%      +3.99%     +5.93%
at Dec. 31, 2004
Since inception*                                       +8.21%  +1.99%      +7.49%      +2.49%       +7.49%      +6.49%     +8.44%

* Not annualized

(1)  Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 4.75% for AXP Portfolio Builder Conservative Fund and AXP Portfolio Builder Moderate Conservative Fund and 5.75% for all other funds shown.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

--------------------------------------------------------------------------------
13   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Questions & Answers
                  WITH PORTFOLIO MANAGEMENT

Performance Summary

[photo] David M. Joy
David M. Joy, Vice President
Capital Markets Strategy

Below, David M. Joy, Vice President Capital Markets Strategy, discusses the positioning and target allocations for each of the six AXP Portfolio Builder Series funds during each Fund's initial fiscal year. In addition to Mr. Joy, Kent M. Bergene, William F. Truscott and Michelle Keeley make up the remainder of the portfolio management team. From inception on March 4, 2004 through Jan. 31, 2005, the Funds grew to more than $1 billion in combined assets through inflow of investment dollars, reinvested dividends and capital appreciation.

Three AXP Portfolio Builder Series funds -- AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund and AXP Portfolio Builder Moderate Aggressive Fund -- outperformed their respective blended benchmarks for each Fund's initial fiscal period, as shown in the bar charts on page 12.

The other three AXP Portfolio Builder Series funds -- AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund -- underperformed their respective blended benchmarks to varying degrees for each Fund's initial fiscal period, as shown in the bar charts on page 12.

The Funds' domestic equity benchmark, the Russell 3000 Index, advanced 5.32% from March 1, 2004, to Jan. 31, 2005, while the Funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, rose 3.04% The Funds' international equity benchmark, the MSCI EAFE Index, climbed 14.18%.

Q:  How is performance of each AXP Portfolio Builder Series fund measured?

A:  Each Fund has a blended benchmark as described below:

    o AXP Portfolio Builder Conservative Fund -- 80% Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index and 4% MSCI EAFE Index

    o AXP Portfolio Builder Moderate Conservative Fund -- 65% Lehman Brothers Aggregate Bond Index, 28% Russell 3000 Index and 7% MSCI EAFE Index

    o AXP Portfolio Builder Moderate Fund -- 50% Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index

    o AXP Portfolio Builder Moderate Aggressive Fund -- 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index

    o AXP Portfolio Builder Aggressive Fund -- 20% Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index

    o AXP Portfolio Builder Total Equity Fund -- 80% Russell 3000 Index and 20% MSCI EAFE Index

    We compare fund performance to a blended benchmark reflecting the appropriate weightings. Keep in mind that fund performance is presented net of expenses. The blended benchmarks are unmanaged and therefore have no expenses. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australia and the Far East. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade fixed-income securities.

Q: How did each AXP Portfolio Builder Series fund respond to equity and bond market conditions during its initial fiscal year?

A: Our initial period of operations was a strong period for both stocks and bonds. The U.S. real estate sector and international stocks led equity asset categories for the period. In addition, despite multiple interest rate hikes by the Federal Reserve Board (the Fed), and an expectation of additional increases in calendar year 2005, fixed-income securities provided positive returns. Global bonds and high yield debt led other fixed-income sectors.

    Overall, each Fund's overweighting in equities helped all six asset allocation funds. After struggling for much of 2004, a strong fourth quarter rally in stocks provided a cheerful experience for equity investors. A number of uncertainties, including the outcome of the presidential

--------------------------------------------------------------------------------
14   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Questions & Answers

(begin callout quote)> If an underlying fund fails one of our investment criteria or has a change in management, it is subject to review and possible removal as an underlying holding. (end callout quote)

    election, the war in Iraq, and the rising price of oil, caused anxiety throughout the year, keeping a lid on both business and investor confidence. As these issues came into greater focus in the closing months of the year, an increasing recognition of what had been a strong economic performance, and far better than expected corporate earnings growth, resulted in stocks moving higher.

    Among equities, our best performers for the initial fiscal year were small and mid-cap stock funds such as AXP Mid Cap Value Fund and AXP Real Estate Fund.

    International markets gave investors much to cheer about this past fiscal year. Led by explosive growth in China, many economies in the Pacific Rim and in Latin America experienced strong growth and healthy investment returns, which were enhanced by the falling dollar. Our Funds' positioning in foreign equity and emerging markets worked well.

    In the bond world, a widely predicted rise in longer-term interest rates never materialized. Consumer inflation rose during the fiscal period, led by record high energy costs. The more important core rate of inflation, which excludes the volatile food and energy categories remained at a low enough rate to prevent bond yields from rising. Higher risk bonds generally outperformed lower risk bonds in the fiscal period.

Q: Why did some AXP Portfolio Builder Series funds outperform their blended benchmarks and others did not?

A: Each AXP Portfolio Builder Series fund's asset allocation mix was the main driver of performance for the fiscal period. This especially helped the three Funds that maintain a relatively balanced mix of stock funds and bond funds -- AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund and AXP Portfolio Builder Moderate Aggressive Fund. In fact, AXP Portfolio Builder Moderate Fund's results for the initial period outpaced the results of its combined benchmark by the widest margin of any of the six Funds.

    AXP Portfolio Builder Conservative Fund's underlying fixed-income funds had a somewhat more conservative positioning than the Lehman Brothers Aggregate Bond Index, and this was a negative factor in its results. AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund each had a somewhat lower weighting in small cap stocks than each Fund's blended benchmark. Also, the returns of some of the two Funds' underlying equity funds did not match the results of the equity portion of each Fund's blended benchmarks. Each Fund had a greater-than-blended benchmark position in international and emerging market equity securities.

The American Express Capital Markets Committee

Members:

o  David M. Joy
   Vice President,
   Capital Markets Strategy

o  William F. Truscott
   Chief Investment Officer

o  Dan Laufenberg
   Vice President and Chief U.S. Economist

o  Other senior investment professionals.

The group meets regularly to review U.S. and global economic and investment conditions, and discuss the relative attractiveness of equities and fixed income securities within various sectors, markets and countries. The consensus opinion of the Capital Markets Committee is published quarterly as the Capital Markets Outlook (shown above), which is available from your American Express financial advisor or on americanexpress.com.

--------------------------------------------------------------------------------
15   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Questions & Answers

AXP Portfolio Builder Series

How each Fund seeks four levels of asset allocation and diversification

                                                                AXP Portfolio Builder Series Investment Process
Step 1
----------------------------------------------- -------------------------- ------------------------------- -------------------------
Disciplined asset allocation

Based on initial guidance from the
Capital Markets Committee, the Asset
Allocation Committee determines for                      Equity                  Fixed Income                       Cash
each Fund the allocation among the
three primary asset classes.
----------------------------------------------- -------------------------- ------------------------------- -------------------------

Step 2
----------------------------------------------- -------------------------- ------------------------------- -------------------------
The Asset Allocation Committee determines       Domestic Equity Funds      Bond Funds                      Money Market Funds
allocation among the investment categories      Growth
in each asset class for each Fund.              Value                      Government
                                                Blend
                                                Large cap                  Investment
                                                Mid cap                    grade
--  For equity funds, this includes             Small cap                  corporate
    diversification by style, market            Real estate
    capitalization and geography.                                          High yield
                                                International Funds        corporate
--  For fixed income funds, this includes       Developed markets
    diversification by sector,  maturity,       Emerging markets           Global
    duration and credit quality.
----------------------------------------------- -------------------------- ------------------------------- -------------------------

Step 3
----------------------------------------------- ------------------------------------------------------------------------------------
The Fund Selection Committee then                                            American Express(R) Funds
determines the underlying fund                                           American Express(R) Partners Funds
selections for each Fund, based
on factors that include:

-- Historical performance
-- Risk/return characteristics
-- Manager tenure

----------------------------------------------- ------------------------------------------------------------------------------------

Step 4
----------------------------------------------- ------------------------------------------------------------------------------------
Periodic reallocation

The Asset Allocation Committee and the
Fund Selection Committee meet at least
quarterly to (re)position Fund investments
and consider allocation and selection
determinations.
----------------------------------------------- ------------------------------------------------------------------------------------
                                                                                     Result
                                                                          AXP Portfolio Builder Series

--------------------------------------------------------------------------------
16   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Questions & Answers

Q:  What were the Funds' allocation targets as of Jan. 31, 2005?

A: Each of the six Funds' portfolios is constructed using a rigorous process that begins with the American Express Capital Markets Committee. We allocated assets to multiple underlying American Express Funds, American Express Partners Funds and AXP Threadneedle Funds to provide shareholders with maximum diversification across asset classes, investment styles and portfolio management teams. As of January 31:

    o AXP Portfolio Builder Conservative Fund's portfolio targets include five fixed-income funds and 24 equity funds.

    o AXP Portfolio Builder Moderate Conservative Fund's portfolio targets include seven fixed-income funds and 25 equity funds.

    o AXP Portfolio Builder Moderate Fund's and AXP Portfolio Builder Moderate Aggressive Fund's portfolio targets each include six fixed-income funds and 25 equity funds.

    o AXP Portfolio Builder Aggressive Fund's portfolio targets include four fixed-income funds and 25 equity funds.

    o AXP Portfolio Builder Total Equity Fund's portfolio targets include 25 equity funds.

Q: Were any underlying funds eliminated from AXP Portfolio Builder Series funds during the period?

A: No. We did modify some percentage allocations to underlying funds in conjunction with our efforts to periodically reallocate each AXP Portfolio Builder Series fund's portfolio. One change was that we reduced our target allocation to real estate (AXP Real Estate Fund) from 5% of each fund to 3%, given that we believe this equity category's strong relative performance in 2004 is unlikely to be as robust in the months ahead.

    We also slightly modified each AXP Portfolio Builder Series fund's overall asset allocation to slightly reduce each AXP Portfolio Builder Series fund's overweight position in equities. We increased our target to funds specializing in large company stocks within each of the six AXP Portfolio Builder Series funds.

    If an underlying fund fails one of our investment criteria or has a change in management, it is subject to review and possible removal as an underlying holding. No underlying funds were totally sold from any AXP Portfolio Builder Series fund during the quarter.

Q:  What is periodic reallocation?

A: Unlike rebalancing, or bringing a fund's assets back to a predetermined allocation at periodic points in time, the AXP Portfolio Builder Series funds use reallocation. Reallocation is a tactical form of rebalancing that allows management the discretion to take advantage of perceived market opportunities by maintaining modestly higher-than or lower-than-benchmark positions around established neutral allocations, rather than being forced to automatically return to neutral.

Current Equity Funds Target Allocation

Fund                                                Equity funds target*
AXP Portfolio Builder Conservative Fund                      23%
AXP Portfolio Builder Moderate Conservative Fund             38
AXP Portfolio Builder Moderate Fund                          53
AXP Portfolio Builder Moderate Aggressive Fund               68
AXP Portfolio Builder Aggressive Fund                        83
AXP Portfolio Builder Total Equity Fund                     100

* Includes real estate

Q: AXP Portfolio Builder Series funds own more than 25% of the assets of several underlying American Express Funds. What does the Fund Selection Committee do to manage the risks associated with such ownership positions?

A: We select underlying funds recognizing that we have a fiduciary responsibility to both groups of shareholders -- AXP Portfolio Builder Series fund shareholders and the shareholders of underlying funds. So, we've established rigorous procedures designed to ensure fair and equitable treatment of both. For example, we seek to reduce turnover by allocating new inflows toward funds whose allocation we wish to increase. Also, AXP Portfolio Builder Series funds do not engage in rapid-fire in-and-out trading; we anticipate many of these positions will be long-term holdings. Last, we invest in a number of funds -- more than some of our

--------------------------------------------------------------------------------
17   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Questions & Answers

(begin callout quote)> It remains our expectation that the Federal Reserve has further to go in its effort to arrest any emerging inflationary pressures. (end callout quote)

    competitors -- and in the event of outflows from AXP Portfolio Builder Series funds, this would mitigate the impact on shareholders of underlying funds.

Q:  How are the Funds' equity fund holdings positioned for the coming months?

A: With the current rise in interest rates expected to be gradual, and with the U.S. economic expansion firmly in place, each Fund has a slightly higher-than-blended benchmark weighting in equities. We are nevertheless mindful of valuations. U.S. corporate profit growth appeared healthy during the fourth calendar quarter of 2004, but we expect it to slow to about 6% in the months ahead. After several years of outperformance small-cap stocks no longer appear undervalued relative to large-cap stocks, so we generally have a lower-than-benchmark weighting in small-caps.

    At Jan. 31, 2005, each AXP Portfolio Builder Series fund had a higher-than-blended benchmark position in international equities. Compared to the U.S., established international economies in Europe and Japan have the potential to perform relatively well. Earnings appear poised to grow and valuations remain attractive. Each AXP Portfolio Builder Series fund takes advantage of the multiple international offerings within the underlying equity funds lineup. Within each portfolio we combine time-tested, dynamic investment style of Threadneedle International Limited with style-specific disciplines offered by internationally-focused American Express Partners Funds.

    For the months ahead, we have also modified our positioning within the AXP Portfolio Builder Series funds to slightly increase cash in the two most conservative AXP Portfolio Builder Series funds. In December, we also increased our target percentage of assets invested in fixed-income securities by two percentage points for each AXP Portfolio Builder Series fund.

Q: How are each Fund's fixed-income fund holdings positioned for the coming months?

A: Looking ahead toward 2005, the U.S. economy is enjoying good momentum, but its growth rate is nevertheless expected to moderate toward the 3.5% level. This should still be strong enough to continue the trend in job creation, and higher incomes for the important consumer sector. Business confidence is also showing some improvement, suggesting healthy levels of investment. However, it remains our expectation that the Federal Reserve has further to go in its effort to arrest any emerging inflationary pressures, and is likely to continue raising the overnight rate toward the 4% level. This will likely cause upward pressure on bond yields. Each AXP Portfolio Builder Series fund's fixed-income positioning has been adjusted to reflect this view.

Current Fixed Income Funds Target Allocation

Fund                                                    Fixed-income
                                                        funds target
AXP Portfolio Builder Conservative Fund*                     77%
AXP Portfolio Builder Moderate Conservative Fund*            62
AXP Portfolio Builder Moderate Fund                          47
AXP Portfolio Builder Moderate Aggressive Fund               32
AXP Portfolio Builder Aggressive Fund                        17
AXP Portfolio Builder Total Equity Fund                       0

* Includes cash

--------------------------------------------------------------------------------
18   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

The Fund's Long-term Performance

AXP PORTFOLIO BUILDER CONSERVATIVE FUND

(mountain chart)
                                      VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                                      IN AXP PORTFOLIO BUILDER CONSERVATIVE FUND

AXP Portfolio Builder Conservative Fund Class A
(includes sales charge) ($9,759)  $ 9,425 $ 9,466  $9,315 $9,306 $ 9,382  $9,326  $ 9,420 $ 9,468  $ 9,572  $ 9,667  $ 9,807 $ 9,759
Lehman Brothers Aggregate
Bond Index(1) ($10,304)           $10,000 $10,075  $9,813 $9,774 $ 9,830  $9,927  $10,116 $10,144  $10,229  $10,147  $10,240 $10,304
Russell 3000 Index(2) ($10,532)   $10,000 $ 9,881  $9,676 $9,817 $10,012  $9,634  $ 9,673 $ 9,822  $ 9,983  $10,447  $10,819 $10,532
Blended Index(3) ($10,374)        $10,000 $10,037  $9,814 $9,811 $ 9,892  $9,889  $10,030 $10,085  $10,186  $10,234  $10,378 $10,374
                                 3/1/2004   3/04    4/04    5/04   6/04    7/04     8/04    9/04    10/04     11/04   12/04    1/05

The chart illustrates the total value of an assumed $10,000 investment in AXP Portfolio Builder Conservative Fund Class A shares (from 3/1/04 to 1/31/05) as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index, the Russell 3000 Index and a Blended Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

COMPARATIVE RESULTS

Results as of Jan. 31, 2005                                                              Since inception(4)
                                                                          Cumulative value                    Cumulative
                                                                             of $10,000                      total return*
AXP Portfolio Builder Conservative Fund Class A (includes sales charge)       $ 9,759                            -2.41%
Lehman Brothers Aggregate Bond Index(1)                                        10,304                            +3.04%
Russell 3000 Index(2)                                                          10,532                            +5.32%
Blended Index(3)                                                               10,374                            +3.74%

Results for other share classes can be found on page 13.

* Not annualized.

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(3) The Conservative Fund's Blended Index consists of 80% Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index and 4% MSCI EAFE Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East.

(4) Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal period shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                 Class A
                                       Short-term       Long-term
Fiscal period ended         Income    capital gains   capital gains      Total
Jan. 31, 2005(1)             $0.13        $0.02            $--           $0.15

(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

--------------------------------------------------------------------------------
19   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

The Fund's Long-term Performance

AXP PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

(mountain chart)
                                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                                 AXP PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

AXP Portfolio Builder Moderate Conservative Fund Class A
(includes sales charge) ($9,886) $ 9,425  $ 9,440  $9,233  $9,252 $ 9,358  $9,245 $ 9,349  $ 9,443  $ 9,575 $ 9,783 $ 9,982 $ 9,886
Russell 3000 Index(2) ($10,532)  $10,000  $ 9,881  $9,676  $9,817 $10,012  $9,634 $ 9,673  $ 9,822  $ 9,983 $10,447 $10,819 $10,532
Lehman Brothers Aggregate Bond
Index(1) ($10,304)               $10,000  $10,075  $9,813  $9,774 $ 9,830  $9,927 $10,116  $10,144  $10,229 $10,147 $10,240 $10,304
Blended Index(3) ($10,445)       $10,000  $10,016  $9,788  $9,806 $ 9,911  $9,844 $ 9,972  $10,050  $10,170 $10,303 $10,496 $10,445
                                3/1/2004    3/04    4/04    5/04   6/04     7/04    8/04    9/04     10/04   11/04   12/04   1/05

The chart illustrates the total value of an assumed $10,000 investment in AXP Portfolio Builder Moderate Conservative Fund Class A shares (from 3/1/04 to 1/31/05) as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index, the Russell 3000 Index and a Blended Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

COMPARATIVE RESULTS

Results as of Jan. 31, 2005                                                              Since inception(4)
                                                                          Cumulative value                    Cumulative
                                                                             of $10,000                      total return*
AXP Portfolio Builder Moderate Conservative Fund Class A
(includes sales charge)                                                       $ 9,886                               -1.14%
Lehman Brothers Aggregate Bond Index(1)                                        10,304                               +3.04%
Russell 3000 Index(2)                                                          10,532                               +5.32%
Blended Index(3)                                                               10,445                               +4.45%

Results for other share classes can be found on page 13.

* Not annualized.

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(3) The Portfolio Builder Moderate Conservative Fund's Blended Index consists of 65% Lehman Brothers Aggregate Bond Index, 28% Russell 3000 Index and 7% MSCI EAFE Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East.

(4) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal period shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                 Class A
                                       Short-term       Long-term
Fiscal period ended         Income    capital gains   capital gains      Total
Jan. 31, 2005(1)             $0.16        $0.01            $--           $0.17

(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

--------------------------------------------------------------------------------
20   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

The Fund's Long-term Performance

AXP PORTFOLIO BUILDER MODERATE FUND

(mountain chart)
                                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                                         AXP PORTFOLIO BUILDER MODERATE FUND

AXP Portfolio Builder Moderate Fund Class A
(includes sales charge) ($9,991)  $ 9,425  $ 9,449  $9,232  $9,241 $ 9,383  $9,205 $ 9,308  $ 9,434  $ 9,595 $ 9,868 $10,116 $ 9,991
Russell 3000 Index(2) ($10,532)   $10,000  $ 9,881  $9,676  $9,817 $10,012  $9,634 $ 9,673  $ 9,822  $ 9,983 $10,447 $10,819 $10,532
Lehman Brothers Aggregate Bond
Index(1) ($10,304)                $10,000  $10,075  $9,813  $9,774 $ 9,830  $9,927 $10,116  $10,144  $10,229 $10,147 $10,240 $10,304
Blended Index(3) ($10,516)        $10,000  $ 9,996  $9,763  $9,802 $ 9,932  $9,799 $ 9,913  $10,013  $10,154 $10,373 $10,613 $10,516
                                 3/1/2004    3/04    4/04    5/04   6/04     7/04    8/04    9/04     10/04   11/04   12/04   1/05

The chart illustrates the total value of an assumed $10,000 investment in AXP Portfolio Builder Moderate Fund Class A shares (from 3/1/04 to 1/31/05) as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index, the Russell 3000 Index and a Blended Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

COMPARATIVE RESULTS

Results as of Jan. 31, 2005                                                              Since inception(4)
                                                                          Cumulative value                    Cumulative
                                                                             of $10,000                      total return*
AXP Portfolio Builder Moderate Fund Class A (includes sales charge)           $ 9,991                               -0.09%
Lehman Brothers Aggregate Bond Index(1)                                        10,304                               +3.04%
Russell 3000 Index(2)                                                          10,532                               +5.32%
Blended Index(3)                                                               10,516                               +5.16%

Results for other share classes can be found on page 13.

* Not annualized.

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(3) The Portfolio Builder Moderate Fund's Blended Index consists of 50% Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East.

(4) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal period shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                 Class A
                                       Short-term       Long-term
Fiscal period ended         Income    capital gains   capital gains      Total
Jan. 31, 2005(1)             $0.16        $0.01            $--           $0.17

(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

--------------------------------------------------------------------------------
21   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

The Fund's Long-term Performance

AXP PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

(mountain chart)
                                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                                  AXP PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

AXP Portfolio Builder Moderate Aggressive Fund Class A
(includes sales charge) ($9,988)  $ 9,425  $ 9,411  $9,167  $9,205 $ 9,370  $9,116 $ 9,201 $ 9,339  $ 9,508 $ 9,856  $10,149 $ 9,988
Russell 3000 Index(1) ($10,532)   $10,000  $ 9,881  $9,676  $9,817 $10,012  $9,634 $ 9,673 $ 9,822  $ 9,983 $10,447  $10,819 $10,532
Lehman Brothers Aggregate Bond
Index(2) ($10,304)                $10,000  $10,075  $9,813  $9,774 $ 9,830  $9,927 $10,116 $10,144  $10,229 $10,147  $10,240 $10,304
Blended Index(3) ($10,576)        $10,000  $ 9,972  $9,748  $9,811 $ 9,963  $9,761 $ 9,853 $ 9,975  $10,132 $10,439  $10,725 $10,576
                                 3/1/2004    3/04    4/04    5/04   6/04     7/04    8/04   9/04     10/04   11/04    12/04    1/05

The chart illustrates the total value of an assumed $10,000 investment in AXP Portfolio Builder Moderate Aggressive Fund Class A shares (from 3/1/04 to 1/31/05) as compared to the performance of two widely cited performance indices, the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index and a Blended Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

COMPARATIVE RESULTS

Results as of Jan. 31, 2005                                                              Since inception(4)
                                                                          Cumulative value                    Cumulative
                                                                             of $10,000                      total return*
AXP Portfolio Builder Moderate Aggressive Fund Class A
(includes sales charge)                                                       $ 9,988                               -0.12%
Russell 3000 Index(1)                                                          10,532                               +5.32%
Lehman Brothers Aggregate Bond Index(2)                                        10,304                               +3.04%
Blended Index(3)                                                               10,576                               +5.76%

Results for other share classes can be found on page 13.

* Not annualized.

(1) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities.

(3) The Portfolio Builder Moderate Aggressive Fund's Blended Index consists of 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East.

(4) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal period shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                 Class A
                                       Short-term       Long-term
Fiscal period ended         Income    capital gains   capital gains      Total
Jan. 31, 2005(1)             $0.14        $0.01            $--           $0.15

(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

--------------------------------------------------------------------------------
22   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

The Fund's Long-term Performance

AXP PORTFOLIO BUILDER AGGRESSIVE FUND

(mountain chart)
                                      VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                                           AXP PORTFOLIO BUILDER AGGRESSIVE FUND

AXP Portfolio Builder Aggressive Fund Class A
(includes sales charge) ($9,972)  $ 9,425  $ 9,368  $9,134 $9,163 $ 9,360 $9,041 $ 9,097  $ 9,257  $ 9,425 $ 9,837  $10,162  $ 9,972
Russell 3000 Index(1) ($10,532)   $10,000  $ 9,881  $9,676 $9,817 $10,012 $9,634 $ 9,673  $ 9,822  $ 9,983 $10,447  $10,819  $10,532
Lehman Brothers Aggregate Bond
Index(2) ($10,304)                $10,000  $10,075  $9,813 $9,774 $ 9,830 $9,927 $10,116  $10,144  $10,229 $10,147  $10,240  $10,304
Blended Index(3) ($10,634)        $10,000  $ 9,948  $9,732 $9,819 $ 9,994 $9,721 $ 9,791  $ 9,934  $10,108 $10,505  $10,837  $10,634
                                 3/1/2004   3/04    4/04    5/04   6/04    7/04   8/04      9/04    10/04   11/04    12/04     1/05

The chart illustrates the total value of an assumed $10,000 investment in AXP Portfolio Builder Aggressive Fund Class A shares (from 3/1/04 to 1/31/05) as compared to the performance of two widely cited performance indices, the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index and a Blended Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

COMPARATIVE RESULTS

Results as of Jan. 31, 2005                                                              Since inception(4)
                                                                          Cumulative value                    Cumulative
                                                                             of $10,000                      total return*
AXP Portfolio Builder Aggressive Fund Class A (includes sales charge)         $ 9,972                               -0.28%
Russell 3000 Index(1)                                                          10,532                               +5.32%
Lehman Brothers Aggregate Bond Index(2)                                        10,304                               +3.04%
Blended Index(3)                                                               10,634                               +6.34%

Results for other share classes can be found on page 13.

* Not annualized.

(1) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities.

(3) The Portfolio Builder Aggressive Fund's Blended Index consists of 20% Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East.

(4) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal period shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                 Class A
                                       Short-term       Long-term
Fiscal period ended         Income    capital gains   capital gains      Total
Jan. 31, 2005(1)             $0.11        $0.01            $--           $0.12

(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

--------------------------------------------------------------------------------
23   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

The Fund's Long-term Performance

AXP PORTFOLIO BUILDER TOTAL EQUITY FUND

(mountain chart)
                                        VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                                         AXP PORTFOLIO BUILDER TOTAL EQUITY FUND

AXP Portfolio Builder Total Equity Fund Class A
(includes sales charge) ($9,972)  $ 9,425  $9,322  $9,079  $9,126  $ 9,342 $8,948  $8,986  $9,173  $ 9,351  $ 9,838  $10,200 $ 9,972
Russell 3000 Index(1) ($10,532)   $10,000  $9,881  $9,676  $9,817  $10,012 $9,634  $9,673  $9,822  $ 9,983  $10,447  $10,819 $10,532
Blended Index(2) ($10,709)        $10,000  $9,917  $9,713  $9,830  $10,035 $9,667  $9,708  $9,879  $10,075  $10,588  $10,983 $10,709
                                 3/1/2004    3/04   4/04    5/04     6/04   7/04     8/04   9/04    10/04    11/04    12/04    1/05

The chart illustrates the total value of an assumed $10,000 investment in AXP Portfolio Builder Total Equity Fund Class A shares (from 3/1/04 to 1/31/05) as compared to the performance of one widely cited performance index, the Russell 3000 Index and a Blended Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

COMPARATIVE RESULTS

Results as of Jan. 31, 2005                                                              Since inception(3)
                                                                          Cumulative value                    Cumulative
                                                                             of $10,000                      total return*
AXP Portfolio Builder Total Equity Fund Class A (includes sales charge)       $ 9,972                               -0.28%
Russell 3000 Index(1)                                                          10,532                               +5.32%
Blended Index(2)                                                               10,709                               +7.09%

Results for other share classes can be found on page 13.

* Not annualized.

(1) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The Portfolio Builder Total Equity Fund's Blended Index consists of 80% Russell 3000 Index and 20% MSCI EAFE Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East.

(3) Fund data is from March 4, 2004. Russell 3000 Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal period shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                 Class A
                                       Short-term       Long-term
Fiscal period ended         Income    capital gains   capital gains      Total
Jan. 31, 2005(1)             $0.10        $0.01            $--           $0.11

(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

--------------------------------------------------------------------------------
24   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Conservative Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Fixed income funds (69.5%)(c)
                                                        Shares         Value(a)
Investment grade
AXP(R) Core Bond Fund                                 1,264,719      $12,406,892
AXP(R) Limited Duration Bond Fund                       759,579        7,519,827
AXP(R) Selective Fund                                 2,321,708       20,245,297
AXP(R) Short Duration U.S. Government Fund            1,038,411        4,984,371

Total fixed income funds
(Cost: $44,870,317)                                                  $45,156,387

Equity funds (23.0%)(c)
                                                        Shares         Value(a)
International (4.9%)
AXP(R) Partners International Aggressive
    Growth Fund                                         124,612         $929,608
AXP(R) Partners International Core Fund                 101,422          692,710
AXP(R) Partners International Select Value Fund          83,514          678,971
AXP(R) Partners International Small Cap Fund             38,056          319,668
AXP(R) Threadneedle International Fund                   76,425          545,677
Total                                                                  3,166,634

Real estate (3.2%)
AXP(R) Real Estate Fund                                 180,645        2,093,679

U.S. large cap (12.0%)
AXP(R) Diversified Equity Income Fund                    42,742          466,739
AXP(R) Growth Fund                                       57,677(b)     1,531,326
AXP(R) Large Cap Equity Fund                             83,073          415,367
AXP(R) Large Cap Value Fund                             156,659          874,160
AXP(R) New Dimensions Fund(R)                            50,792        1,192,603
AXP(R) Partners Fundamental Value Fund                   77,546          423,402
AXP(R) Partners Growth Fund                             148,108          856,065
AXP(R) Partners Value Fund                              152,017          819,371
AXP(R) Quantitative Large Cap Equity Fund               137,251          867,426
AXP(R) Stock Fund                                        16,587          314,983
Total                                                                  7,761,442

U.S. mid cap (2.2%)
AXP(R) Equity Select Fund                                36,855(b)       467,323
AXP(R) Mid Cap Value Fund                                21,485          161,783
AXP(R) Partners Aggressive Growth Fund                   64,227          471,428
AXP(R) Partners Select Value Fund                        47,310          314,611
Total                                                                  1,415,145

U.S. small cap (0.7%)
AXP(R) Partners Small Cap Core Fund                      15,590           90,737
AXP(R) Partners Small Cap Growth Fund                    20,437(b)        88,899
AXP(R) Partners Small Cap Value Fund                     30,727          206,176
AXP(R) Small Cap Advantage Fund                          12,371           89,814
Total                                                                    475,626

Total equity funds
(Cost: $14,302,142)                                                  $14,912,526

Cash equivalents (7.6%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                           4,959,669       $4,959,669

Total cash equivalents
(Cost: $4,959,669)                                                    $4,959,669

Total investments in affiliated funds
(Cost: $64,132,128)(d)                                               $65,028,582

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $64,198,438 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $867,311
      Unrealized depreciation                                          (37,167)
                                                                       -------
      Net unrealized appreciation                                     $830,144
                                                                      --------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
25   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Moderate Conservative Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Fixed income funds (59.0%)(c)
                                                        Shares         Value(a)
Global bond (5.0%)
AXP(R) Global Bond Fund                                 829,279       $5,813,242

High yield (5.0%)
AXP(R) Income Opportunities Fund                        554,616        5,867,838

Inflation protected securities (6.2%)
AXP(R) Inflation Protected Securities Fund              713,777        7,259,112

Investment grade (42.8%)
AXP(R) Core Bond Fund                                 1,187,006       11,644,527
AXP(R) Limited Duration Bond Fund                     1,475,304       14,605,506
AXP(R) Selective Fund                                 1,928,599       16,817,385
AXP(R) Short Duration U.S. Government Fund            1,516,780        7,280,544
Total                                                                 50,347,962

Total fixed income funds
(Cost: $68,524,269)                                                  $69,288,154

Equity funds (37.5%)(c)
                                                        Shares         Value(a)
International (8.4%)
AXP(R) Partners International Aggressive
    Growth Fund                                         338,883       $2,528,070
AXP(R) Partners International Core Fund                 257,789        1,760,698
AXP(R) Partners International Select Value Fund         233,589        1,899,078
AXP(R) Partners International Small Cap Fund            101,446          852,144
AXP(R) Threadneedle Emerging Markets Fund               205,481        1,477,412
AXP(R) Threadneedle International Fund                  190,337        1,359,004
Total                                                                  9,876,406

Real estate (3.2%)
AXP(R) Real Estate Fund                                 325,671        3,774,529

U.S. large cap (20.7%)
AXP(R) Diversified Equity Income Fund                   151,027        1,649,216
AXP(R) Growth Fund                                      189,359(b)     5,027,488
AXP(R) Large Cap Equity Fund                            246,000        1,230,002
AXP(R) Large Cap Value Fund                             443,564        2,475,090
AXP(R) New Dimensions Fund(R)                           162,299        3,810,770
AXP(R) Partners Fundamental Value Fund                  319,433        1,744,103
AXP(R) Partners Growth Fund                             445,341        2,574,074
AXP(R) Partners Value Fund                              434,762        2,343,370
AXP(R) Quantitative Large Cap Equity Fund               401,068        2,534,748
AXP(R) Stock Fund                                        50,968          967,879
Total                                                                 24,356,740

U.S. mid cap (4.0%)
AXP(R) Equity Select Fund                               124,029(b)     1,572,684
AXP(R) Mid Cap Value Fund                                83,048          625,349
AXP(R) Partners Aggressive Growth Fund                  216,850        1,591,677
AXP(R) Partners Select Value Fund                       128,252          852,876
Total                                                                  4,642,586

U.S. small cap (1.2%)
AXP(R) Partners Small Cap Core Fund                      49,758          289,591
AXP(R) Partners Small Cap Growth Fund                    65,308(b)       284,091
AXP(R) Partners Small Cap Value Fund                     85,662          574,795
AXP(R) Small Cap Advantage Fund                          37,881          275,014
Total                                                                  1,423,491

Total equity funds
(Cost: $42,150,184)                                                  $44,073,752

Cash equivalents (3.1%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                           3,621,095       $3,621,095

Total cash equivalents
(Cost: $3,621,095)                                                    $3,621,095

Total investments in affiliated funds
(Cost: $114,295,548)(d)                                             $116,983,001

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $114,435,723 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $2,616,589
      Unrealized depreciation                                          (69,311)
                                                                       -------
      Net unrealized appreciation                                   $2,547,278
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
26   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Moderate Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Equity funds (52.7%)(c)
                                                        Shares         Value(a)
International (12.0%)
AXP(R) Partners International Aggressive
    Growth Fund                                       1,112,388       $8,298,415
AXP(R) Partners International Core Fund                 831,693        5,680,462
AXP(R) Partners International Select Value Fund         773,375        6,287,535
AXP(R) Partners International Small Cap Fund            331,575        2,785,229
AXP(R) Threadneedle Emerging Markets Fund               673,932        4,845,573
AXP(R) Threadneedle International Fund                  629,055        4,491,450
Total                                                                 32,388,664

Real estate (3.1%)
AXP(R) Real Estate Fund                                 713,241        8,266,460

U.S. large cap (30.1%)
AXP(R) Diversified Equity Income Fund                   539,370        5,889,916
AXP(R) Growth Fund                                      613,452(b)    16,287,146
AXP(R) Large Cap Equity Fund                            864,262        4,321,312
AXP(R) Large Cap Value Fund                           1,413,385        7,886,687
AXP(R) New Dimensions Fund(R)                           534,139       12,541,582
AXP(R) Partners Fundamental Value Fund                1,106,015        6,038,844
AXP(R) Partners Growth Fund                           1,523,356        8,804,997
AXP(R) Partners Value Fund                            1,391,777        7,501,679
AXP(R) Quantitative Large Cap Equity Fund             1,368,207        8,647,070
AXP(R) Stock Fund                                       172,179        3,269,675
Total                                                                 81,188,908

U.S. mid cap (5.7%)
AXP(R) Equity Select Fund                               418,564(b)     5,307,389
AXP(R) Mid Cap Value Fund                               320,815        2,415,737
AXP(R) Partners Aggressive Growth Fund                  728,649        5,348,282
AXP(R) Partners Select Value Fund                       364,667        2,425,034
Total                                                                 15,496,442

U.S. small cap (1.8%)
AXP(R) Partners Small Cap Core Fund                     167,943          977,426
AXP(R) Partners Small Cap Growth Fund                   220,320(b)       958,392
AXP(R) Partners Small Cap Value Fund                    295,994        1,986,117
AXP(R) Small Cap Advantage Fund                         133,273          967,561
Total                                                                  4,889,496

Total equity funds
(Cost: $136,256,536)                                                $142,229,970

Fixed income funds (47.5%)(c)
                                                        Shares         Value(a)
Global bond (4.7%)
AXP(R) Global Bond Fund                               1,807,668      $12,671,751

High yield (9.5%)
AXP(R) Income Opportunities Fund                      2,421,126       25,615,509

Inflation protected securities (4.7%)
AXP(R) Inflation Protected Securities Fund            1,252,047       12,733,318

Investment grade (28.6%)
AXP(R) Core Bond Fund                                 3,070,876       30,125,290
AXP(R) Limited Duration Bond Fund                     1,295,059       12,821,086
AXP(R) Selective Fund                                 3,908,754       34,084,339
Total                                                                 77,030,715

Total fixed income funds
(Cost: $126,338,167)                                                $128,051,293

Cash equivalents (--%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                                   2               $2

Total cash equivalents
(Cost: $2)                                                                    $2

Total investments in affiliated funds
(Cost: $262,594,705)(d)                                             $270,281,265

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $262,984,134 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $7,380,875
      Unrealized depreciation                                          (83,744)
                                                                       -------
      Net unrealized appreciation                                   $7,297,131
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
27   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Moderate Aggressive Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Equity funds (67.7%)(c)
                                                        Shares         Value(a)
International (15.8%)
AXP(R) Partners International Aggressive
    Growth Fund                                       1,738,922      $12,972,360
AXP(R) Partners International Core Fund               1,236,473        8,445,113
AXP(R) Partners International Select Value Fund       1,187,134        9,651,397
AXP(R) Partners International Small Cap Fund            511,436        4,296,066
AXP(R) Threadneedle Emerging Markets Fund             1,069,193        7,687,498
AXP(R) Threadneedle International Fund                1,030,365        7,356,808
Total                                                                 50,409,242

Real estate (3.2%)
AXP(R) Real Estate Fund                                 873,278       10,121,288

U.S. large cap (39.0%)
AXP(R) Diversified Equity Income Fund                   806,445        8,806,384
AXP(R) Growth Fund                                      922,818(b)    24,500,811
AXP(R) Large Cap Equity Fund                          1,318,866        6,594,331
AXP(R) Large Cap Value Fund                           2,221,924       12,398,336
AXP(R) New Dimensions Fund(R)                           811,091       19,044,417
AXP(R) Partners Fundamental Value Fund                1,765,334        9,638,724
AXP(R) Partners Growth Fund                           2,384,706       13,783,599
AXP(R) Partners Value Fund                            2,157,108       11,626,814
AXP(R) Quantitative Large Cap Equity Fund             2,122,522       13,414,339
AXP(R) Stock Fund                                       266,376        5,058,474
Total                                                                124,866,229

U.S. mid cap (7.4%)
AXP(R) Equity Select Fund                               631,371(b)     8,005,782
AXP(R) Mid Cap Value Fund                               487,817        3,673,260
AXP(R) Partners Aggressive Growth Fund                1,101,527        8,085,208
AXP(R) Partners Select Value Fund                       582,698        3,874,942
Total                                                                 23,639,192

U.S. small cap (2.3%)
AXP(R) Partners Small Cap Core Fund                     260,815        1,517,943
AXP(R) Partners Small Cap Growth Fund                   342,263(b)     1,488,842
AXP(R) Partners Small Cap Value Fund                    443,535        2,976,122
AXP(R) Small Cap Advantage Fund                         199,025        1,444,919
Total                                                                  7,427,826

Total equity funds
(Cost: $207,598,660)                                                 216,463,777

Fixed income funds (32.3%)(c)
                                                        Shares         Value(a)
Global bond (4.8%)
AXP(R) Global Bond Fund                               2,184,818      $15,315,574

High yield (4.8%)
AXP(R) Income Opportunities Fund                      1,462,913       15,477,625

Inflation protected securities (3.2%)
AXP(R) Inflation Protected Securities Fund            1,009,557       10,267,195

Investment grade (19.5%)
AXP(R) Core Bond Fund                                 2,490,851       24,435,247
AXP(R) Limited Duration Bond Fund                     1,043,565       10,331,294
AXP(R) Selective Fund                                 3,131,593       27,307,488
Total                                                                 62,074,029

Total fixed income funds
(Cost: $101,667,049)                                                $103,134,423

Cash equivalents (--%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                                   2               $2

Total cash equivalents
(Cost: $2)                                                                    $2

Total investments in affiliated funds
(Cost: $309,265,711)(d)                                             $319,598,202

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $309,973,243 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $9,771,677
      Unrealized depreciation                                         (146,718)
                                                                      --------
      Net unrealized appreciation                                   $9,624,959
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
28   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Aggressive Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Equity funds (82.9%)(c)
                                                        Shares         Value(a)
International (19.2%)
AXP(R) Partners International Aggressive
    Growth Fund                                       1,083,930       $8,086,121
AXP(R) Partners International Core Fund                 748,569        5,112,729
AXP(R) Partners International Select Value Fund         727,128        5,911,551
AXP(R) Partners International Small Cap Fund            316,987        2,662,691
AXP(R) Threadneedle Emerging Markets Fund               658,384        4,733,779
AXP(R) Threadneedle International Fund                  556,424        3,972,867
Total                                                                 30,479,738

Real estate (3.0%)
AXP(R) Real Estate Fund                                 413,287        4,789,994

U.S. large cap (48.6%)
AXP(R) Diversified Equity Income Fund                   520,790        5,687,027
AXP(R) Growth Fund                                      578,838(b)    15,368,142
AXP(R) Large Cap Equity Fund                            801,839        4,009,195
AXP(R) Large Cap Value Fund                           1,312,185        7,321,993
AXP(R) New Dimensions Fund(R)                           505,221       11,862,585
AXP(R) Partners Fundamental Value Fund                1,128,718        6,162,799
AXP(R) Partners Growth Fund                           1,426,188        8,243,368
AXP(R) Partners Value Fund                            1,289,426        6,950,004
AXP(R) Quantitative Large Cap Equity Fund             1,304,326        8,243,338
AXP(R) Stock Fund                                       163,865        3,111,792
Total                                                                 76,960,243

U.S. mid cap (9.2%)
AXP(R) Equity Select Fund                               390,822(b)     4,955,620
AXP(R) Mid Cap Value Fund                               290,659        2,188,665
AXP(R) Partners Aggressive Growth Fund                  683,801        5,019,100
AXP(R) Partners Select Value Fund                       359,854        2,393,027
Total                                                                 14,556,412

U.S. small cap (2.9%)
AXP(R) Partners Small Cap Core Fund                     159,914          930,701
AXP(R) Partners Small Cap Growth Fund                   209,894(b)       913,040
AXP(R) Partners Small Cap Value Fund                    284,056        1,906,013
AXP(R) Small Cap Advantage Fund                         126,972          921,814
Total                                                                  4,671,568

Total equity funds
(Cost: $126,143,557)                                                 131,457,955

Fixed income funds (17.2%)(c)
                                                        Shares         Value(a)
High yield (4.3%)
AXP(R) Income Opportunities Fund                        644,281       $6,816,491

Investment grade (12.9%)
AXP(R) Core Bond Fund                                   617,998        6,062,560
AXP(R) Limited Duration Bond Fund                       689,477        6,825,819
AXP(R) Selective Fund                                   872,931        7,611,958
Total                                                                 20,500,337

Total fixed income funds
(Cost: $27,014,083)                                                  $27,316,828

Cash equivalents (--%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                                   2               $2

Total cash equivalents
(Cost: $2)                                                                    $2

Total investments in affiliated funds
(Cost: $153,157,642)(d)                                             $158,774,785

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $153,558,410 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $5,308,513
      Unrealized depreciation                                          (92,138)
                                                                       -------
      Net unrealized appreciation                                   $5,216,375
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
29   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Total Equity Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Equity funds (100.4%)(c)
                                                        Shares         Value(a)
International (23.3%)
AXP(R) Partners International Aggressive
    Growth Fund                                         996,805       $7,436,168
AXP(R) Partners International Core Fund                 711,303        4,858,202
AXP(R) Partners International Select Value Fund         676,983        5,503,876
AXP(R) Partners International Small Cap Fund            299,116        2,512,577
AXP(R) Threadneedle Emerging Markets Fund               607,662        4,369,090
AXP(R) Threadneedle International Fund                  556,726        3,975,025
Total                                                                 28,654,938

Real estate (3.0%)
AXP(R) Real Estate Fund                                 320,264        3,711,858

U.S. large cap (59.2%)
AXP(R) Diversified Equity Income Fund                   498,767        5,446,535
AXP(R) Growth Fund                                      550,634(b)    14,619,328
AXP(R) Large Cap Equity Fund                            748,867        3,744,336
AXP(R) Large Cap Value Fund                           1,190,260        6,641,652
AXP(R) New Dimensions Fund(R)                           480,619       11,284,943
AXP(R) Partners Fundamental Value Fund                1,077,393        5,882,568
AXP(R) Partners Growth Fund                           1,370,144        7,919,430
AXP(R) Partners Value Fund                            1,191,500        6,422,187
AXP(R) Quantitative Large Cap Equity Fund             1,221,742        7,721,408
AXP(R) Stock Fund                                       153,566        2,916,214
Total                                                                 72,598,601

U.S. mid cap (11.3%)
AXP(R) Equity Select Fund                               371,892(b)     4,715,585
AXP(R) Mid Cap Value Fund                               284,930        2,145,523
AXP(R) Partners Aggressive Growth Fund                  659,393        4,839,947
AXP(R) Partners Select Value Fund                       326,376        2,170,399
Total                                                                 13,871,454

U.S. small cap (3.6%)
AXP(R) Partners Small Cap Core Fund                     150,582          876,386
AXP(R) Partners Small Cap Growth Fund                   197,650(b)       859,779
AXP(R) Partners Small Cap Value Fund                    268,680        1,802,846
AXP(R) Small Cap Advantage Fund                         117,089          850,066
Total                                                                  4,389,077

Total equity funds
(Cost: $118,365,626)                                                $123,225,928

Cash equivalents (--%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                                   1               $1

Total cash equivalents
(Cost: $1)                                                                    $1

Total investments in affiliated funds
(Cost: $118,365,627)(d)                                             $123,225,929

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $118,704,213 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $4,623,572
      Unrealized depreciation                                         (101,856)
                                                                      --------
      Net unrealized appreciation                                   $4,521,716
                                                                    ----------

How to find information about the Fund's portfolio holdings
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
30   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP Portfolio Builder Series

Jan. 31, 2005
                                                                                                      AXP
                                                                                 AXP           Portfolio Builder         AXP
                                                                          Portfolio Builder        Moderate       Portfolio Builder
                                                                            Conservative         Conservative         Moderate
                                                                                Fund                 Fund               Fund
Assets
Investments in affiliated funds, at value (Note 1)
     (identified cost $64,132,128, $114,295,548
     and $262,594,705, respectively)                                         $65,028,582         $116,983,001        $270,281,265
Cash in bank on demand deposit                                                        --                2,428                  --
Capital shares receivable                                                         90,024              467,697             945,613
Dividends receivable                                                              20,404               26,678              53,387
Receivable for investments sold                                                       --              115,668             300,000
Expense reimbursement receivable from AEFC                                            --                6,686                  --
                                                                              ----------          -----------         -----------
Total assets                                                                  65,139,010          117,602,158         271,580,265
                                                                              ==========          ===========         ===========

Liabilities
Disbursements in excess of cash on demand deposit                                     --                   --               1,325
Capital shares payable                                                            23,638               40,018             102,249
Payable for investments purchased                                                110,530              100,000           1,705,643
Accrued investment management services fee                                           424                  765               1,758
Accrued distribution fee                                                           2,863                4,803              10,364
Accrued transfer agency fee                                                          546                1,060               2,724
Accrued administrative services fee                                                  106                  191                 439
Other accrued expenses                                                            57,312               32,543              56,988
                                                                              ----------          -----------         -----------
Total liabilities                                                                195,419              179,380           1,881,490
                                                                              ----------          -----------         -----------
Net assets applicable to outstanding capital stock                           $64,943,591         $117,422,778        $269,698,775
                                                                             ===========         ============        ============
Represented by
Capital stock -- $.01 par value (Note 1)                                     $    63,525         $    113,564        $    257,900
Additional paid-in capital                                                    63,545,231          113,508,520         258,788,159
Undistributed net investment income                                               59,688               69,676             132,944
Accumulated net realized gain (loss)                                             378,693            1,043,565           2,833,212
Unrealized appreciation (depreciation) on investments                            896,454            2,687,453           7,686,560
                                                                              ----------          -----------         -----------
Total -- representing net assets applicable to outstanding capital stock     $64,943,591         $117,422,778        $269,698,775
                                                                             ===========         ============        ============
Net assets applicable to outstanding shares:      Class A                    $39,897,123         $ 77,638,291        $189,888,226
                                                  Class B                    $20,554,920         $ 33,819,808        $ 71,814,179
                                                  Class C                    $ 4,481,347         $  5,954,341        $  7,955,750
                                                  Class Y                    $    10,201         $     10,338        $     40,620
Outstanding shares of capital stock:              Class A shares               3,898,848            7,502,281          18,140,369
                                                  Class B shares               2,013,651            3,276,549           6,883,820
                                                  Class C shares                 439,018              576,615             761,900
                                                  Class Y shares                   1,000                1,000               3,879
Net asset value per share                         Class A                    $     10.23         $      10.35        $      10.47
                                                  Class B                    $     10.21         $      10.32        $      10.43
                                                  Class C                    $     10.21         $      10.33        $      10.44
                                                  Class Y                    $     10.20         $      10.34        $      10.47
                                                                             -----------         ------------        ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of assets and liabilities (continued)
AXP Portfolio Builder Series

Jan. 31, 2005
                                                                                 AXP
                                                                          Portfolio Builder           AXP                AXP
                                                                              Moderate         Portfolio Builder  Portfolio Builder
                                                                             Aggressive           Aggressive        Total Equity
                                                                                Fund                 Fund               Fund
Assets
Investments in affiliated funds, at value (Note 1)
     (identified cost $309,265,711, $153,157,642
     and $118,365,627, respectively)                                        $319,598,202         $158,774,785        $123,225,929
Capital shares receivable                                                      1,565,028              513,095             285,254
Dividends receivable                                                              39,442               13,387                  --
Receivable for investments sold                                                  220,000              300,000                  --
                                                                            ------------         ------------        ------------
Total assets                                                                 321,422,672          159,601,267         123,511,183
                                                                            ------------         ------------        ------------
Liabilities
Disbursements in excess of cash on demand deposit                                 21,278               12,780               3,591
Capital shares payable                                                           134,138               24,971             119,903
Payable for investments purchased                                              1,601,582              918,231             606,716
Accrued investment management services fee                                         2,080                1,030                 796
Accrued distribution fee                                                          10,993                5,593               4,343
Accrued transfer agency fee                                                        4,190                2,443               1,921
Accrued administrative services fee                                                  520                  257                 199
Other accrued expenses                                                            62,818               42,386              38,536
                                                                            ------------         ------------        ------------
Total liabilities                                                              1,837,599            1,007,691             776,005
                                                                            ------------         ------------        ------------
Net assets applicable to outstanding capital stock                          $319,585,073         $158,593,576        $122,735,178
                                                                            ============         ============        ============
Represented by
Capital stock -- $.01 par value (Note 1)                                    $    304,696         $    150,805        $    116,506
Additional paid-in capital                                                   305,046,111          150,493,448         115,728,029
Undistributed net investment income                                                7,609                   --                  --
Accumulated net realized gain (loss)                                           3,894,166            2,332,180           2,030,341
Unrealized appreciation (depreciation) on investments                         10,332,491            5,617,143           4,860,302
                                                                            ------------         ------------        ------------
Total -- representing net assets applicable to outstanding capital stock    $319,585,073         $158,593,576        $122,735,178
                                                                            ============         ============        ============
Net assets applicable to outstanding shares:      Class A                   $245,769,977         $119,627,607        $ 92,091,638
                                                  Class B                   $ 67,228,623         $ 35,834,966        $ 28,227,386
                                                  Class C                   $  6,552,993         $  3,083,372        $  2,332,601
                                                  Class Y                   $     33,480         $     47,631        $     83,553
Outstanding shares of capital stock:              Class A shares              23,417,138           11,362,951           8,732,306
                                                  Class B shares               6,423,185            3,418,749           2,688,269
                                                  Class C shares                 626,119              294,292             222,136
                                                  Class Y shares                   3,188                4,524               7,917
Net asset value per share                         Class A                   $      10.50         $      10.53        $      10.55
                                                  Class B                   $      10.47         $      10.48        $      10.50
                                                  Class C                   $      10.47         $      10.48        $      10.50
                                                  Class Y                   $      10.50         $      10.53        $      10.55
                                                                            ------------         ------------        ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of operations
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                                      AXP
                                                                                 AXP           Portfolio Builder         AXP
                                                                          Portfolio Builder        Moderate       Portfolio Builder
                                                                            Conservative         Conservative         Moderate
                                                                                Fund                 Fund               Fund
Investment income
Income:
Income distributions from underlying affiliated funds                         $  784,774           $1,518,676         $ 3,115,455
                                                                              ----------           ----------         -----------
Expenses (Note 2):
Investment management services fee                                                23,875               43,118              93,838
Distribution fee
     Class A                                                                      47,394               88,986             207,226
     Class B                                                                      90,296              154,618             306,025
     Class C                                                                      18,476               28,321              37,943
Transfer agency fee                                                               27,679               53,727             132,583
Incremental transfer agency fee
     Class A                                                                       1,715                3,613               9,990
     Class B                                                                       1,544                2,676               6,591
     Class C                                                                         308                  512                 958
Service fee -- Class Y                                                                10                   10                  11
Administrative services fees and expenses                                          5,969               10,779              23,460
Custodian fees                                                                       965                  918                 960
Printing and postage                                                               8,440                9,350              15,674
Registration fees                                                                110,238              116,060             145,398
Audit fees                                                                        14,500               14,500              14,500
Other                                                                              5,566                5,068               5,439
                                                                              ----------           ----------         -----------
Total expenses                                                                   356,975              532,256           1,000,596
     Expenses waived/reimbursed by AEFC (Note 2)                                 (96,413)             (70,554)            (39,044)
                                                                              ----------           ----------         -----------
                                                                                 260,562              461,702             961,552
     Earnings credits on cash balances (Note 2)                                       --                  (78)                (20)
                                                                              ----------           ----------         -----------
Total net expenses                                                               260,562              461,624             961,532
                                                                              ----------           ----------         -----------
Investment income (loss) -- net                                                  524,212            1,057,052           2,153,923
                                                                              ----------           ----------         -----------
Realized and unrealized gain (loss) on:
     Sales of underlying affiliated funds (Note 3)                               313,319              671,650           1,658,485
     Capital gain distributions from underlying affiliated funds                 252,368              776,827           2,418,622
                                                                              ----------           ----------         -----------
Net realized gain (loss) on investments                                          565,687            1,448,477           4,077,107
Net change in unrealized appreciation (depreciation) on investments              896,281            2,687,220           7,686,199
                                                                              ----------           ----------         -----------
Net gain (loss) on investments                                                 1,461,968            4,135,697          11,763,306
                                                                              ----------           ----------         -----------
Net increase (decrease) in net assets resulting from operations               $1,986,180           $5,192,749         $13,917,229
                                                                              ==========           ==========         ===========

(a) When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
33   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of operations (continued)
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                 AXP
                                                                          Portfolio Builder           AXP                AXP
                                                                              Moderate         Portfolio Builder  Portfolio Builder
                                                                             Aggressive           Aggressive        Total Equity
                                                                                Fund                 Fund               Fund
Investment income
Income:
Income distributions from underlying affiliated funds                        $ 3,081,179           $1,120,483          $  639,176
                                                                             -----------           ----------          ----------
Expenses (Note 2):
Investment management services fee                                               112,009               55,141              43,835
Distribution fee
     Class A                                                                     269,870              131,509             103,536
     Class B                                                                     290,686              148,824             123,254
     Class C                                                                      29,798               14,167              10,069
Transfer agency fee                                                              202,734              120,130              95,111
Incremental transfer agency fee
     Class A                                                                      17,047               10,306               7,979
     Class B                                                                       8,118                4,507               3,866
     Class C                                                                         881                  516                 380
Service fee -- Class Y                                                                15                   24                  47
Administrative services fees and expenses                                         28,002               13,785              10,959
Custodian fees                                                                       920                2,398               1,071
Printing and postage                                                              21,884               10,435              10,121
Registration fees                                                                157,137              123,636             127,296
Audit fees                                                                        14,500               14,500              14,500
Other                                                                              5,464               12,020               5,111
                                                                             -----------           ----------          ----------
Total expenses                                                                 1,159,065              661,898             557,135
     Expenses waived/reimbursed by AEFC (Note 2)                                 (83,425)            (128,223)           (130,403)
                                                                             -----------           ----------          ----------
                                                                               1,075,640              533,675             426,732
     Earnings credits on cash balances (Note 2)                                       --                  (20)                 --
                                                                             -----------           ----------          ----------
Total net expenses                                                             1,075,640              533,655             426,732
                                                                             -----------           ----------          ----------
Investment income (loss) -- net                                                2,005,539              586,828             212,444
                                                                             -----------           ----------          ----------
Realized and unrealized gain (loss) on:
     Sales of underlying affiliated funds (Note 3)                             1,901,961            1,146,732             938,785
     Capital gain distributions from underlying affiliated funds               3,441,162            2,023,399           1,801,226
                                                                             -----------           ----------          ----------
Net realized gain (loss) on investments                                        5,343,123            3,170,131           2,740,011
Net change in unrealized appreciation (depreciation) on investments           10,332,016            5,616,567           4,859,575
                                                                             -----------           ----------          ----------
Net gain (loss) on investments                                                15,675,139            8,786,698           7,599,586
                                                                             -----------           ----------          ----------
Net increase (decrease) in net assets resulting from operations              $17,680,678           $9,373,526          $7,812,030
                                                                             ===========           ==========          ==========

(a) When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of changes in net assets
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                            AXP                       AXP
                                                                                     Portfolio Builder         Portfolio Builder
                                                                                       Conservative                Moderate
                                                                                           Fund                Conservative Fund
Operations and distributions
Investment income (loss) -- net                                                       $   524,212              $  1,057,052
Net realized gain (loss) on investments                                                   565,687                 1,448,477
Net change in unrealized appreciation (depreciation) on investments                       896,281                 2,687,220
                                                                                      -----------              ------------
Net increase (decrease) in net assets resulting from operations                         1,986,180                 5,192,749
                                                                                      -----------              ------------
Distributions to shareholders from:
     Net investment income
         Class A                                                                         (392,103)                 (928,934)
         Class B                                                                         (134,098)                 (318,130)
         Class C                                                                          (29,944)                  (57,743)
         Class Y                                                                             (177)                     (189)
     Net realized gain
         Class A                                                                          (60,625)                  (60,162)
         Class B                                                                          (29,969)                  (26,957)
         Class C                                                                           (6,739)                   (4,821)
         Class Y                                                                              (17)                       (9)
                                                                                      -----------              ------------
Total distributions                                                                      (653,672)               (1,396,945)
                                                                                      -----------              ------------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                           43,466,375                80,475,274
     Class B shares                                                                    22,534,862                34,998,773
     Class C shares                                                                     4,530,358                 6,054,953
Reinvestment of distributions at net asset value
     Class A shares                                                                       436,874                   952,354
     Class B shares                                                                       156,820                   333,756
     Class C shares                                                                        33,909                    61,539
Payments for redemptions
     Class A shares                                                                    (4,949,749)               (6,431,637)
     Class B shares (Note 2)                                                           (2,525,210)               (2,561,369)
     Class C shares (Note 2)                                                             (173,381)                 (356,952)
                                                                                      -----------              ------------
Increase (decrease) in net assets from capital share transactions                      63,510,858               113,526,691
                                                                                      -----------              ------------
Total increase (decrease) in net assets                                                64,843,366               117,322,495
Net assets at beginning of period (Note 1)                                                100,225(b)                100,283(c)
                                                                                      -----------              ------------
Net assets at end of period                                                           $64,943,591              $117,422,778
                                                                                      ===========              ============
Undistributed net investment income                                                   $    59,688              $     69,676
                                                                                      -----------              ------------

(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $225 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $283 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
35   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of changes in net assets (continued)
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                                                      AXP
                                                                                            AXP                Portfolio Builder
                                                                                     Portfolio Builder             Moderate
                                                                                         Moderate                 Aggressive
                                                                                           Fund                      Fund
Operations and distributions
Investment income (loss) -- net                                                      $  2,153,923              $  2,005,539
Net realized gain (loss) on investments                                                 4,077,107                 5,343,123
Net change in unrealized appreciation (depreciation) on investments                     7,686,199                10,332,016
                                                                                     ------------              ------------
Net increase (decrease) in net assets resulting from operations                        13,917,229                17,680,678
                                                                                     ------------              ------------
Distributions to shareholders from:
     Net investment income
         Class A                                                                       (2,241,999)               (2,651,382)
         Class B                                                                         (671,892)                 (544,032)
         Class C                                                                          (74,421)                  (54,864)
         Class Y                                                                             (186)                     (304)
     Net realized gain
         Class A                                                                         (198,872)                 (157,086)
         Class B                                                                          (75,746)                  (42,491)
         Class C                                                                           (8,559)                   (4,301)
         Class Y                                                                              (13)                      (15)
                                                                                     ------------              ------------
Total distributions                                                                    (3,271,688)               (3,454,475)
                                                                                     ------------              ------------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                          190,283,210               244,597,254
     Class B shares                                                                    74,076,207                68,833,811
     Class C shares                                                                     7,957,855                 6,624,483
     Class Y shares                                                                        30,000                    21,999
Reinvestment of distributions at net asset value
     Class A shares                                                                     2,386,845                 2,764,281
     Class B shares                                                                       712,135                   577,286
     Class C shares                                                                        79,142                    56,828
     Class Y shares                                                                            --                       157
Payments for redemptions
     Class A shares                                                                   (10,507,665)              (12,831,668)
     Class B shares (Note 2)                                                           (5,653,206)               (4,953,827)
     Class C shares (Note 2)                                                             (411,689)                 (432,229)
                                                                                     ------------              ------------
Increase (decrease) in net assets from capital share transactions                     258,952,834               305,258,375
                                                                                     ------------              ------------
Total increase (decrease) in net assets                                               269,598,375               319,484,578
Net assets at beginning of period (Note 1)                                                100,400(b)                100,495(c)
                                                                                     ------------              ------------
Net assets at end of period                                                          $269,698,775              $319,585,073
                                                                                     ============              ============
Undistributed net investment income                                                  $    132,944              $      7,609
                                                                                     ------------              ------------

(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $400 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $495 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of changes in net assets (continued)
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                            AXP                       AXP
                                                                                     Portfolio Builder         Portfolio Builder
                                                                                        Aggressive               Total Equity
                                                                                           Fund                      Fund
Operations and distributions
Investment income (loss) -- net                                                      $    586,828              $    212,444
Net realized gain (loss) on investments                                                 3,170,131                 2,740,011
Net change in unrealized appreciation (depreciation) on investments                     5,616,567                 4,859,575
                                                                                     ------------              ------------
Net increase (decrease) in net assets resulting from operations                         9,373,526                 7,812,030
                                                                                     ------------              ------------
Distributions to shareholders from:
     Net investment income
         Class A                                                                       (1,070,033)                 (733,780)
         Class B                                                                         (226,765)                 (150,954)
         Class C                                                                          (17,616)                  (11,704)
         Class Y                                                                             (668)                     (709)
     Net realized gain
         Class A                                                                          (97,886)                  (80,460)
         Class B                                                                          (28,935)                  (24,752)
         Class C                                                                           (2,443)                   (1,980)
         Class Y                                                                              (54)                      (68)
                                                                                     ------------              ------------
Total distributions                                                                    (1,444,400)               (1,004,407)
                                                                                     ------------              ------------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                          118,179,376                91,775,810
     Class B shares                                                                    35,721,618                28,881,735
     Class C shares                                                                     3,138,635                 2,298,554
     Class Y shares                                                                        58,895                    79,387
Reinvestment of distributions at net asset value
     Class A shares                                                                     1,155,526                   807,438
     Class B shares                                                                       252,370                   174,015
     Class C shares                                                                        19,057                    13,005
     ClassY shares                                                                            593                       658
Payments for redemptions
     Class A shares                                                                    (5,825,730)               (5,782,717)
     Class B shares (Note 2)                                                           (1,886,901)               (2,305,111)
     Class C shares (Note 2)                                                             (226,611)                 (103,238)
     Class Y shares                                                                       (22,957)                  (12,683)
                                                                                     ------------              ------------
Increase (decrease) in net assets from capital share transactions                     150,563,871               115,826,853
                                                                                     ------------              ------------
Total increase (decrease) in net assets                                               158,492,997               122,634,476
Net assets at beginning of period (Note 1)                                                100,579(b)                100,702(c)
                                                                                     ------------              ------------
Net assets at end of period                                                          $158,593,576              $122,735,178
                                                                                     ============              ============

(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $579 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $702 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
37   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Notes to Financial Statements

AXP Portfolio Builder Series

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which American Express Financial Corporation (AEFC) or an affiliate acts as investment manager or principal underwriter. For each Fund, on Feb. 19, 2004, AEFC invested $100,000 (7,000 shares for Class A; 1,000 shares for Class B; Class C and Class Y, respectively), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on March 4, 2004.

The primary investments of each Fund are as follows:

AXP Portfolio Builder Conservative Fund -- invests primarily in fixed income securities.

AXP Portfolio Builder Moderate Conservative Fund -- invests primarily in fixed income securities and also invests a moderate amount in equity securities.

AXP Portfolio Builder Moderate Fund -- invests in a balance of fixed income and equity securities.

AXP Portfolio Builder Moderate Aggressive Fund -- invests primarily in equity securities and also invests a moderate amount in fixed income securities.

AXP Portfolio Builder Aggressive Fund -- invests primarily in equity securities and also invests a small amount in fixed income securities.

AXP Portfolio Builder Total Equity Fund -- invests primarily in equity securities.

Each Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' prospectus.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of investments

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
38   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Guarantees and indemnifications

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to capital loss carryforwards and losses due to wash sales and excise tax regulations (post October flip losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                    AXP Portfolio Builder     AXP Portfolio Builder      AXP Portfolio Builder
                                                      Conservative Fund    Moderate Conservative Fund        Moderate Fund
Accumulated net realized gain (loss)                    $(89,644)                 $(312,963)                 $(960,706)
Undistributed net investment income                       91,746                    317,570                    967,481
                                                        --------                  ---------                  ---------
Additional paid-in capital reduction (increase)         $  2,102                  $   4,607                  $   6,775
                                                        --------                  ---------                  ---------

                                                    AXP Portfolio Builder     AXP Portfolio Builder      AXP Portfolio Builder
                                                  Moderate Aggressive Fund       Aggressive Fund           Total Equity Fund
Accumulated net realized gain (loss)                 $(1,245,063)                 $(708,633)                 $(602,405)
Undistributed net investment income                    1,252,631                    728,251                    684,723
                                                     -----------                  ---------                  ---------
Additional paid-in capital reduction (increase)      $     7,568                  $  19,618                  $  82,318
                                                     -----------                  ---------                  ---------

--------------------------------------------------------------------------------
39   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

The tax character of distributions paid for the period indicated is as follows:

For the period from March 4, 2004* to Jan. 31, 2005

AXP Portfolio Builder Conservative Fund

Class A
Distributions paid from:
     Ordinary income                                                  $  452,512
     Long-term capital gain                                                  216

Class B
Distributions paid from:
     Ordinary income                                                     163,960
     Long-term capital gain                                                  107

Class C
Distributions paid from:
     Ordinary income                                                      36,659
     Long-term capital gain                                                   24

Class Y
Distributions paid from:
     Ordinary income                                                         194
     Long-term capital gain                                                   --

AXP Portfolio Builder Moderate Conservative Fund

Class A
Distributions paid from:
     Ordinary income                                                     987,830
     Long-term capital gain                                                1,266

Class B
Distributions paid from:
     Ordinary income                                                     344,520
     Long-term capital gain                                                  567

Class C
Distributions paid from:
     Ordinary income                                                      62,462
     Long-term capital gain                                                  102

Class Y
Distributions paid from:
     Ordinary income                                                         198
     Long-term capital gain                                                   --

AXP Portfolio Builder Moderate Fund

Class A
Distributions paid from:
     Ordinary income                                                   2,438,641
     Long-term capital gain                                                2,230

Class B
Distributions paid from:
     Ordinary income                                                     746,789
     Long-term capital gain                                                  849

Class C
Distributions paid from:
     Ordinary income                                                      82,884
     Long-term capital gain                                                   96

Class Y
Distributions paid from:
     Ordinary income                                                         199
     Long-term capital gain                                                   --

* When shares became publicly available.

AXP Portfolio Builder Moderate Aggressive Fund

Class A
Distributions paid from:
     Ordinary income                                                  $2,437,755
     Long-term capital gain                                                3,116

Class B
Distributions paid from:
     Ordinary income                                                     746,796
     Long-term capital gain                                                  842

Class C
Distributions paid from:
     Ordinary income                                                      82,895
     Long-term capital gain                                                   85

Class Y
Distributions paid from:
     Ordinary income                                                         199
     Long-term capital gain                                                   --

AXP Portfolio Builder Aggressive Fund

Class A
Distributions paid from:
     Ordinary income                                                   1,166,209
     Long-term capital gain                                                1,710

Class B
Distributions paid from:
     Ordinary income                                                     255,195
     Long-term capital gain                                                  505

Class C
Distributions paid from:
     Ordinary income                                                      20,016
     Long-term capital gain                                                   43

Class Y
Distributions paid from:
     Ordinary income                                                         721
     Long-term capital gain                                                    1

AXP Portfolio Builder Total Equity Fund

Class A
Distributions paid from:
     Ordinary income                                                     811,009
     Long-term capital gain                                                3,231

Class B
Distributions paid from:
     Ordinary income                                                     174,712
     Long-term capital gain                                                  994

Class C
Distributions paid from:
     Ordinary income                                                      13,605
     Long-term capital gain                                                   79

Class Y
Distributions paid from:
     Ordinary income                                                         774
     Long-term capital gain                                                    3

* When shares became publicly available.

--------------------------------------------------------------------------------
40   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

At Jan. 31, 2005, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                   Accumulated                Unrealized
                                                        Undistributed               long-term                appreciation
Fund                                                   ordinary income             gain (loss)              (depreciation)
AXP Portfolio Builder Conservative Fund                $   344,520                $  160,171                $  830,144
AXP Portfolio Builder Moderate Conservative Fund           798,143                   455,273                 2,547,278
AXP Portfolio Builder Moderate Fund                      1,922,419                 1,433,166                 7,297,131
AXP Portfolio Builder Moderate Aggressive Fund           2,455,035                 2,154,272                 9,624,959
AXP Portfolio Builder Aggressive Fund                    1,441,209                 1,291,739                 5,216,375
AXP Portfolio Builder Total Equity Fund                  1,195,858                 1,173,069                 4,521,716

Dividends to shareholders

Dividends from net investment income, declared and distributed quarterly, when available, for AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund and AXP Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES
Each Fund has agreements with AEFC to provide investment management services. Under an Investment Management Services Agreement, each Fund pays a fee at an annual rate of 0.08% of each Fund's average daily net assets.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

A minor portion of additional administrative service expenses paid by each Fund are consultants' fees and fund office expenses. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

The Funds do not pay additional compensation to the board members. Compensation is paid directly from the affiliated underlying funds in which each Fund invests.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

AXP Portfolio Builder Conservative Fund

AXP Portfolio Builder Moderate Conservative Fund

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

AXP Portfolio Builder Moderate Fund

AXP Portfolio Builder Moderate Aggressive Fund

AXP Portfolio Builder Aggressive Fund

AXP Portfolio Builder Total Equity Fund

o  Class A $19.50

o  Class B $20.50

o  Class C $20.00

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

--------------------------------------------------------------------------------
41   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

In addition, AECSC is entitled to charge each Fund an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, each Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of each Fund's average daily net assets attributable to Class Y shares.

For the period ended Jan. 31, 2005, AEFC and its affiliates waived certain fees and expenses as follows:

Fund                                                                                Class A     Class B    Class C     Class Y
AXP Portfolio Builder Conservative Fund                                              0.59%       1.37%       1.37%      0.42%
AXP Portfolio Builder Moderate Conservative Fund                                     0.59        1.37        1.37       0.36
AXP Portfolio Builder Moderate Fund                                                  0.59        1.36        1.36       0.37
AXP Portfolio Builder Moderate Aggressive Fund                                       0.59        1.36        1.37       0.36
AXP Portfolio Builder Aggressive Fund                                                0.59        1.37        1.37       0.38
AXP Portfolio Builder Total Equity Fund                                              0.59        1.36        1.37       0.40

Of these waived fees and expenses, the transfer agency fees and management fees waived are as follows:

Fund                                                                      Amount

AXP Portfolio Builder Conservative Fund
     Class A                                                             $15,809
     Class B                                                               5,269
     Class C                                                               1,114
     Class Y                                                                  10

The management fees waived at the Fund level were $74,211.

AXP Portfolio Builder Moderate Conservative Fund
     Class A                                                              31,686
     Class B                                                              12,408
     Class C                                                               1,888
     Class Y                                                                  13

The management fees waived at the Fund level were $24,559.

AXP Portfolio Builder Moderate Fund
     Class A                                                              29,280
     Class B                                                               8,342
     Class C                                                               1,365
     Class Y                                                                  19

The management fees waived at the Fund level were $38.

AXP Portfolio Builder Moderate Aggressive Fund
     Class A                                                              64,533
     Class B                                                              14,624
     Class C                                                               1,250
     Class Y                                                                  22

The management fees waived at the Fund level were $2,996.

AXP Portfolio Builder Aggressive Fund
     Class A                                                              91,193
     Class B                                                              22,603
     Class C                                                               2,256
     Class Y                                                                  53

The management fees waived at the Fund level were $12,118.

AXP Portfolio Builder Total Equity Fund
     Class A                                                              71,346
     Class B                                                              19,450
     Class C                                                               1,601
     Class Y                                                                  91

The management fees waived at the Fund level were $37,915.

In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2006. Under this agreement, net direct expenses will not exceed 0.59% for Class A, 1.37% for Class B, 1.37% for Class C and 0.42% for Class Y of each Fund's average daily net assets.

--------------------------------------------------------------------------------
42   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Sales charges received by the Distributor for distributing the Funds' shares for the period ended Jan. 31, 2005, are as follows:

Fund                                                       Class A       Class B          Class C
AXP Portfolio Builder Conservative Fund                 $  716,001       $ 5,999           $  689
AXP Portfolio Builder Moderate Conservative Fund         1,583,647        18,065            2,201
AXP Portfolio Builder Moderate Fund                      3,775,289        32,337            2,559
AXP Portfolio Builder Moderate Aggressive Fund           6,086,311        25,487            2,320
AXP Portfolio Builder Aggressive Fund                    2,677,091        11,700              944
AXP Portfolio Builder Total Equity Fund                  1,375,176        17,606              473

During the period ended Jan. 31, 2005, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                   Reduction
AXP Portfolio Builder Moderate Conservative Fund                             $78
AXP Portfolio Builder Moderate Fund                                           20
AXP Portfolio Builder Aggressive Fund                                         20

Each Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. SALES OF UNDERYLING AFFILIATED FUNDS

For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                    Purchases       Proceeds
AXP Portfolio Builder Conservative Fund              $ 80,109,973    $16,391,154
AXP Portfolio Builder Moderate Conservative Fund      129,924,023     16,400,118
AXP Portfolio Builder Moderate Fund                   296,838,210     36,001,980
AXP Portfolio Builder Moderate Aggressive Fund        354,991,054     47,727,294
AXP Portfolio Builder Aggressive Fund                 180,833,291     28,922,372
AXP Portfolio Builder Total Equity Fund               140,676,181     23,349,325

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period indicated are as follows:

                                                          AXP Portfolio Builder Conservative Fund
                                                        Period from March 4, 2004* to Jan. 31, 2005
                                              Class A           Class B          Class C           Class Y
Sold                                        4,337,885         2,248,072          451,846                --
Issued for reinvested distributions            42,820            15,357            3,321                --
Redeemed                                     (488,857)         (250,778)         (17,149)               --
                                            ---------         ---------          -------               ---
Net increase (decrease)                     3,891,848         2,012,651          438,018                --
                                            ---------         ---------          -------               ---

* When shares became publicly available.

                                                     AXP Portfolio Builder Moderate Conservative Fund
                                                        Period from March 4, 2004* to Jan. 31, 2005
                                              Class A           Class B          Class C           Class Y
Sold                                        8,036,255         3,499,136          605,081                --
Issued for reinvested distributions            92,275            32,257            5,943                --
Redeemed                                     (633,249)         (255,844)         (35,409)               --
                                            ---------         ---------          -------               ---
Net increase (decrease)                     7,495,281         3,275,549          575,615                --
                                            ---------         ---------          -------               ---

* When shares became publicly available.

--------------------------------------------------------------------------------
43   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

                                         AXP Portfolio Builder Moderate Fund
                                     Period from March 4, 2004* to Jan. 31, 2005
                                         Class A    Class B    Class C   Class Y
Sold                                  18,928,076  7,377,466    793,615    2,879
Issued for reinvested distributions      227,962     67,861      7,530       --
Redeemed                              (1,022,669)  (562,507)   (40,245)      --
                                      ----------   --------    -------    -----
Net increase (decrease)               18,133,369  6,882,820    760,900    2,879
                                      ----------  ---------    -------    -----

* When shares became publicly available.

                                  AXP Portfolio Builder Moderate Aggressive Fund
                                    Period from March 4, 2004* to Jan. 31, 2005
                                         Class A    Class B    Class C   Class Y
Sold                                  24,401,802  6,867,163    662,319    2,173
Issued for reinvested distributions      262,662     54,518      5,367       15
Redeemed                              (1,254,326)  (499,496)   (42,567)      --
                                      ----------  ---------    -------    -----
Net increase (decrease)               23,410,138  6,422,185    625,119    2,188
                                      ----------  ---------    -------    -----

* When shares became publicly available.

                                        AXP Portfolio Builder Aggressive Fund
                                     Period from March 4, 2004* to Jan. 31, 2005
                                         Class A    Class B    Class C   Class Y
Sold                                  11,821,202  3,583,755    314,674    5,732
Issued for reinvested distributions      108,297     23,741      1,794       56
Redeemed                                (573,548)  (189,747)   (23,176)  (2,264)
                                      ----------  ---------    -------    -----
Net increase (decrease)               11,355,951  3,417,749    293,292    3,524
                                      ----------  ---------    -------    -----

* When shares became publicly available.

                                       AXP Portfolio Builder Total Equity Fund
                                     Period from March 4, 2004* to Jan. 31, 2005
                                         Class A    Class B    Class C   Class Y
Sold                                   9,216,472  2,906,354    230,261    8,040
Issued for reinvested distributions       75,321     16,294      1,218       61
Redeemed                                (566,487)  (235,379)   (10,343)  (1,184)
                                       ---------  ---------    -------    -----
Net increase (decrease)                8,725,306  2,687,269    221,136    6,917
                                       ---------  ---------    -------    -----

* When shares became publicly available.

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, each Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. Each Fund had no borrowings outstanding during the period ended Jan. 31, 2005.

--------------------------------------------------------------------------------
44   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan 31, 2005, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

AXP Portfolio Builder Conservative Fund
Underlying fund                                     Percent of shares held
AXP Core Bond Fund                                           7.40%

AXP Portfolio Builder Moderate Conservative fund
Underlying fund                                     Percent of shares held
AXP Inflation Protected Securities Fund                      5.85%
AXP Core Bond Fund                                           6.96%
AXP Limited Duration Bond Fund                               7.84%

AXP Portfolio Builder Moderate Fund
Underlying fund                                     Percent of shares held
AXP Large Cap Value Fund                                     5.44%
AXP Limited Duration Bond Fund                               6.84%
AXP Income Opportunities Fund                                7.54%
AXP Real Estate Fund                                         9.30%
AXP Partners Aggressive Growth Fund                          9.79%
AXP Inflation Protected Securities Fund                     10.21%
AXP Partners Growth Fund                                    13.08%
AXP Quantitative Large Cap Equity Fund                      14.00%
AXP Core Bond Fund                                          17.92%

AXP Portfolio Builder Moderate Aggressive Fund
Underlying fund                                     Percent of shares held
AXP Partners International Core Fund                         5.35%
AXP Limited Duration Bond Fund                               5.52%
AXP Inflation Protected Securities Fund                      8.24%
AXP Large Cap Value Fund                                     8.55%
AXP Real Estate Fund                                        11.46%
AXP Core Bond Fund                                          14.55%
AXP Partners Aggressive Growth Fund                         14.81%
AXP Partners Growth Fund                                    20.49%
AXP Quantitative Large Cap Equity Fund                      21.73%

AXP Portfolio Builder Aggressive Fund
Underlying fund                                     Percent of shares held
AXP Large Cap Value Fund                                     5.12%
AXP Real Estate Fund                                         5.62%
AXP Partners Aggressive Growth Fund                          9.20%
AXP Partners Growth Fund                                    12.26%
AXP Quantitative Large Cap Equity Fund                      13.36%

AXP Portfolio Builder Total Equity Fund
Underlying fund                                     Percent of shares held
AXP Partners Aggressive Growth Fund                          8.86%
AXP Partners Growth Fund                                    11.77%
AXP Quantitative Large Cap Equity Fund                      12.50%

--------------------------------------------------------------------------------
45   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP Portfolio Builder Conservative Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .12
Net gains (losses) (both realized and unrealized)                     .23
                                                                   ------
Total from investment operations                                      .35
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.14)
                                                                   ------
Net asset value, end of period                                     $10.23
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $40
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.03%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     3.54%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .22
                                                                   ------
Total from investment operations                                      .29
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.10)
                                                                   ------
Net asset value, end of period                                     $10.21
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $21
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.25%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     2.88%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
46   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Conservative Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .22
                                                                   ------
Total from investment operations                                      .29
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.10)
                                                                   ------
Net asset value, end of period                                     $10.21
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $4
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.32%(f)
Portfolio turnover rate (excluding short-term securities)              51%
Total return(g)                                                     2.90%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .17
Net gains (losses) (both realized and unrealized)                     .20
                                                                   ------
Total from investment operations                                      .37
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.17)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.19)
                                                                   ------
Net asset value, end of period                                     $10.20
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .42%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.90%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     3.74%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.76% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
47   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Conservative Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .14
Net gains (losses) (both realized and unrealized)                     .35
                                                                   ------
Total from investment operations                                      .49
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.16)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.17)
                                                                   ------
Net asset value, end of period                                     $10.35
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $78
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.21%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.90%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .09
Net gains (losses) (both realized and unrealized)                     .32
                                                                   ------
Total from investment operations                                      .41
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.32
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $34
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.46%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.14%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
48   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Conservative Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .09
Net gains (losses) (both realized and unrealized)                     .34
                                                                   ------
Total from investment operations                                      .43
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.33
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $6
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.47%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.25%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .17
Net gains (losses) (both realized and unrealized)                     .34
                                                                   ------
Total from investment operations                                      .51
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.19)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.20)
                                                                   ------
Net asset value, end of period                                     $10.34
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.13%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.09%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.57% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
49   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .13
Net gains (losses) (both realized and unrealized)                     .47
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.16)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.17)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $190
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.05%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     6.01%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .08
Net gains (losses) (both realized and unrealized)                     .44
                                                                   ------
Total from investment operations                                      .52
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.43
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $72
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.31%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.19%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
50   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .46
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.44
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $8
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.26%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .16
Net gains (losses) (both realized and unrealized)                     .47
                                                                   ------
Total from investment operations                                      .63
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.19)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.20)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $--
Ratio of expenses to average daily net assets(c),(d)                 .37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .88%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     6.28%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.47% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
51   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Aggressive Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .10
Net gains (losses) (both realized and unrealized)                     .50
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.14)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.15)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $246
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.61%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.97%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .04
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $67
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .82%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
52   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Aggressive Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .04
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $7
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .83%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .12
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .61
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.15)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.16)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.35%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     6.10%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) or the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.48% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
53   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Aggressive Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .59
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.53
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $120
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.04%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.81%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.78% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .01
Net gains (losses) (both realized and unrealized)                     .50
                                                                   ------
Total from investment operations                                      .51
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.09)
                                                                   ------
Net asset value, end of period                                     $10.48
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $36
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .25%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.02%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
54   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Aggressive Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .01
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.07)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.08)
                                                                   ------
Net asset value, end of period                                     $10.48
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $3
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .21%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     4.96%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.55% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .08
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.53
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .38%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.75%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.94%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.61% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
55   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Total Equity Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .05
Net gains (losses) (both realized and unrealized)                     .54
                                                                   ------
Total from investment operations                                      .59
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.55
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $92
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .58%(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     5.80%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.83% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                         (.02)
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.06)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.07)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $28
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   (.19%)(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     4.99%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.59% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
56   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Total Equity Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                         (.02)
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.06)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.07)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $2
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   (.31%)(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     4.99%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.60% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .53
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.55
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .40%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .48%(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     5.93%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.66% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
57   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the investments in affiliated funds, of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund (funds within AXP Market Advantage Series, Inc.) as of January 31, 2005, the related statements of operations, changes in net assets and the financial highlights for the period from March 4, 2004 (when shares became publicly available) to January 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund as of January 31, 2005, and the results of their operations, changes in their net assets and the financial highlights for the period stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

March 21, 2005

--------------------------------------------------------------------------------
58   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Portfolio Builder Conservative Fund
Fiscal period ended Jan. 31, 2005

Class A

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                             9.73%
     Dividends Received Deduction for corporations                         5.46%

Payable date                                                           Per share
March 23, 2004                                                          $0.00309
June 23, 2004                                                            0.01094
Sept. 23, 2004                                                           0.03138
Dec. 23, 2004                                                            0.09839
Total                                                                   $0.14380

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00006
Total distributions                                                     $0.14386

Class B

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                             9.73%
     Dividends Received Deduction for corporations                         5.46%

Payable date                                                           Per share
March 23, 2004                                                          $0.00147
June 23, 2004                                                            0.00129
Sept. 23, 2004                                                           0.01348
Dec. 23, 2004                                                            0.08189
Total                                                                   $0.09813

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00006
Total distributions                                                     $0.09819

Class C

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                             9.73%
     Dividends Received Deduction for corporations                         5.46%

Payable date                                                           Per share
March 23, 2004                                                          $0.00057
June 23, 2004                                                            0.00404
Sept. 23, 2004                                                           0.01503
Dec. 23, 2004                                                            0.08069
Total                                                                   $0.10033

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00006
Total distributions                                                     $0.10039

Class Y

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                             9.73%
     Dividends Received Deduction for corporations                         5.46%

Payable date                                                           Per share
March 23, 2004                                                          $0.00211
June 23, 2004                                                            0.01028
Sept. 23, 2004                                                           0.03399
Dec. 23, 2004                                                            0.14738
Total                                                                   $0.19376

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00006
Total distributions                                                     $0.19382

--------------------------------------------------------------------------------
59   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Conservative Fund
Fiscal period ended Jan. 31, 2005

Class A

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            13.39%
     Dividends Received Deduction for corporations                         7.66%

Payable date                                                           Per share
March 23, 2004                                                          $0.00558
June 23, 2004                                                            0.01293
Sept. 23, 2004                                                           0.03017
Dec. 23, 2004                                                            0.12029
Total                                                                   $0.16897

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00019
Total distributions                                                     $0.16916

Class B

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            13.39%
     Dividends Received Deduction for corporations                         7.66%

Payable date                                                           Per share
March 23, 2004                                                          $0.00434
June 23, 2004                                                            0.00122
Sept. 23, 2004                                                           0.01459
Dec. 23, 2004                                                            0.10454
Total                                                                   $0.12469

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00019
Total distributions                                                     $0.12488

Class C

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            13.39%
     Dividends Received Deduction for corporations                         7.66%

Payable date                                                           Per share
March 23, 2004                                                          $0.00351
June 23, 2004                                                            0.00169
Sept. 23, 2004                                                           0.01453
Dec. 23, 2004                                                            0.10551
Total                                                                   $0.12524

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00019
Total distributions                                                     $0.12543

Class Y

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            13.39%
     Dividends Received Deduction for corporations                         7.66%

Payable date                                                           Per share
March 23, 2004                                                          $0.00447
June 23, 2004                                                            0.01235
Sept. 23, 2004                                                           0.03447
Dec. 23, 2004                                                            0.14692
Total                                                                   $0.19821

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00019
Total distributions                                                     $0.19840

AXP Portfolio Builder Moderate Fund
Fiscal period ended Jan. 31, 2005

Class A

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            17.52%
     Dividends Received Deduction for corporations                        10.03%

Payable date                                                           Per share
March 23, 2004                                                          $0.00539
June 23, 2004                                                            0.01053
Sept. 23, 2004                                                           0.02416
Dec. 23, 2004                                                            0.13175
Total                                                                   $0.17183

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00014
Total distributions                                                     $0.17197

Class B

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            17.52%
     Dividends Received Deduction for corporations                        10.03%

Payable date                                                           Per share
March 23, 2004                                                          $0.00419
June 23, 2004                                                            0.00060
Sept. 23, 2004                                                           0.00998
Dec. 23, 2004                                                            0.11594
Total                                                                   $0.13071

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00014
Total distributions                                                     $0.13085

Class C

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            17.52%
     Dividends Received Deduction for corporations                        10.03%

Payable date                                                           Per share
March 23, 2004                                                          $0.00378
June 23, 2004                                                            0.00025
Sept. 23, 2004                                                           0.00736
Dec. 23, 2004                                                            0.11523
Total                                                                   $0.12662

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00014
Total distributions                                                     $0.12676

Class Y

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            17.52%
     Dividends Received Deduction for corporations                        10.03%

Payable date                                                           Per share
March 23, 2004                                                          $0.00434
June 23, 2004                                                            0.00948
Sept. 23, 2004                                                           0.03294
Dec. 23, 2004                                                            0.15152
Total                                                                   $0.19828

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00014
Total distributions                                                     $0.19842

--------------------------------------------------------------------------------
60   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Aggressive Fund
Fiscal period ended Jan. 31, 2005

Class A

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            23.64%
     Dividends Received Deduction for corporations                        13.43%

Payable date                                                           Per share
March 23, 2004                                                          $0.00521
June 23, 2004                                                            0.00660
Sept. 23, 2004                                                           0.01724
Dec. 23, 2004                                                            0.12019
Total                                                                   $0.14924

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00015
Total distributions                                                     $0.14939

Class B

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            23.64%
     Dividends Received Deduction for corporations                        13.43%

Payable date                                                           Per share
March 23, 2004                                                          $0.00347
Sept. 23, 2004                                                           0.00003
Dec. 23, 2004                                                            0.10414
Total                                                                   $0.10764

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00015
Total distributions                                                     $0.10779

Class C

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            23.64%
     Dividends Received Deduction for corporations                        13.43%

Payable date                                                           Per share
March 23, 2004                                                          $0.00286
Sept. 23, 2004                                                           0.00025
Dec. 23, 2004                                                            0.10379
Total                                                                   $0.10690

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00015
Total distributions                                                     $0.10705

Class Y

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            23.64%
     Dividends Received Deduction for corporations                        13.43%

Payable date                                                           Per share
March 23, 2004                                                          $0.00420
June 23, 2004                                                            0.00581
Sept. 23, 2004                                                           0.02348
Dec. 23, 2004                                                            0.12846
Total                                                                   $0.16195

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00015
Total distributions                                                     $0.16210

AXP Portfolio Builder Aggressive Fund
Fiscal period ended Jan. 31, 2005

Class A

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            29.31%
     Dividends Received Deduction for corporations                        16.99%

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.11591
Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00017
Total distributions                                                     $0.11608

Class B

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            29.31%
     Dividends Received Deduction for corporations                        16.99%

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.08583
Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00017
Total distributions                                                     $0.08600

Class C

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            29.31%
     Dividends Received Deduction for corporations                        16.99%

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.07964
Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00017
Total distributions                                                     $0.07981

Class Y

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            29.31%
     Dividends Received Deduction for corporations                        16.99%

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.12925
Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00017
Total distributions                                                     $0.12942

--------------------------------------------------------------------------------
61   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Total Equity Fund
Fiscal period ended Jan. 31, 2005

Class A

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            36.74%
     Dividends Received Deduction for corporations                        20.84%

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.10538
Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00042
Total distributions                                                     $0.10580

Class B

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            36.74%
     Dividends Received Deduction for corporations                        20.84%

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.07383
Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00042
Total distributions                                                     $0.07425

Class C

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            36.74%
     Dividends Received Deduction for corporations                        20.84%

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.07329
Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00042
Total distributions                                                     $0.07371

Class Y

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                            36.74%
     Dividends Received Deduction for corporations                        20.84%

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.11869
Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 2004                                                           $0.00042
Total distributions                                                     $0.11911

--------------------------------------------------------------------------------
62   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Funds estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio (gross) as of Jan. 31, 2005.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
63   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Conservative Fund

                                                          Beginning           Ending       Direct expenses    Direct and indirect
                                                         account value     account value     paid during         expenses paid
                                                         Aug. 1, 2004      Jan. 31, 2005     the period(a)    during the period(b)
 Class A
     Actual(c)                                              $1,000          $1,046.50           $3.06                $6.69
     Hypothetical (5% return before expenses)               $1,000          $1,022.35           $3.02                $6.61
 Class B
     Actual(c)                                              $1,000          $1,043.10           $7.09               $10.72
     Hypothetical (5% return before expenses)               $1,000          $1,018.40           $7.01               $10.59
 Class C
     Actual(c)                                              $1,000          $1,043.10           $7.09               $10.72
     Hypothetical (5% return before expenses)               $1,000          $1,018.40           $7.01               $10.59
 Class Y
     Actual(c)                                              $1,000          $1,047.70           $2.18                $5.81
     Hypothetical (5% return before expenses)               $1,000          $1,023.21           $2.15                $5.74

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(c) Based on the actual return for the six months ended Jan. 31, 2005: +4.65% for Class A, +4.31% for Class B, +4.31% for Class C and +4.77% for Class Y.

Annualized Expense Ratios
                                                                  Total fund's
                                                                  annualized
                                                                   expenses
                        Fund's        Estimated indirect         and indirect
                      annualized        expenses of the        expenses of the
                     expense ratio     underlying funds        underlying funds
 Class A                .59%                 .70%                    1.29%
 Class B               1.37%                 .70%                    2.07%
 Class C               1.37%                 .70%                    2.07%
 Class Y                .42%                 .70%                    1.12%

--------------------------------------------------------------------------------
64   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Conservative Fund

                                                          Beginning           Ending       Direct expenses    Direct and indirect
                                                         account value     account value     paid during         expenses paid
                                                         Aug. 1, 2004      Jan. 31, 2005     the period(a)    during the period(b)
 Class A
     Actual(c)                                              $1,000          $1,069.40           $3.09                $7.13
     Hypothetical (5% return before expenses)               $1,000          $1,022.35           $3.02                $6.97
 Class B
     Actual(c)                                              $1,000          $1,065.20           $7.17               $11.20
     Hypothetical (5% return before expenses)               $1,000          $1,018.40           $7.01               $10.95
 Class C
     Actual(c)                                              $1,000          $1,065.30           $7.17               $11.20
     Hypothetical (5% return before expenses)               $1,000          $1,018.40           $7.01               $10.95
 Class Y
     Actual(c)                                              $1,000          $1,071.50           $1.63                $5.67
     Hypothetical (5% return before expenses)               $1,000          $1,023.77           $1.59                $5.54

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(c) Based on the actual return for the six months ended Jan. 31, 2005: +6.94% for Class A, +6.52% for Class B, +6.53% for Class C and +7.15% for Class Y.

Annualized Expense Ratios
                                                                 Total fund's
                                                                  annualized
                                                                   expenses
                        Fund's        Estimated indirect         and indirect
                      annualized        expenses of the        expenses of the
                     expense ratio     underlying funds        underlying funds
 Class A                .59%                 .77%                    1.36%
 Class B               1.37%                 .77%                    2.14%
 Class C               1.37%                 .77%                    2.14%
 Class Y                .31%                 .77%                    1.08%

--------------------------------------------------------------------------------
65   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Fund

                                                          Beginning           Ending       Direct expenses    Direct and indirect
                                                         account value     account value     paid during         expenses paid
                                                         Aug. 1, 2004      Jan. 31, 2005     the period(a)    during the period(b)
 Class A
     Actual(c)                                              $1,000          $1,085.40           $3.12                $7.45
     Hypothetical (5% return before expenses)               $1,000          $1,022.35           $3.02                $7.23
 Class B
     Actual(c)                                              $1,000          $1,080.40           $7.17               $11.49
     Hypothetical (5% return before expenses)               $1,000          $1,018.45           $6.96               $11.15
 Class C
     Actual(c)                                              $1,000          $1,081.10           $7.17               $11.50
     Hypothetical (5% return before expenses)               $1,000          $1,018.45           $6.96               $11.15
 Class Y
     Actual(c)                                              $1,000          $1,087.30           $1.96                $6.29
     Hypothetical (5% return before expenses)               $1,000          $1,023.47           $1.90                $6.10

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(c) Based on the actual return for the six months ended Jan. 31, 2005: +8.54% for Class A, +8.04% for Class B, +8.11% for Class C and +8.73% for Class Y.

Annualized Expense Ratios
                                                                 Total fund's
                                                                  annualized
                                                                   expenses
                        Fund's        Estimated indirect         and indirect
                      annualized        expenses of the        expenses of the
                     expense ratio     underlying funds        underlying funds
 Class A                .59%                 .82%                    1.41%
 Class B               1.36%                 .82%                    2.18%
 Class C               1.36%                 .82%                    2.18%
 Class Y                .37%                 .82%                    1.19%

--------------------------------------------------------------------------------
66   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Aggressive Fund

                                                          Beginning           Ending       Direct expenses    Direct and indirect
                                                         account value     account value     paid during         expenses paid
                                                         Aug. 1, 2004      Jan. 31, 2005     the period(a)    during the period(b)
Class A
     Actual(c)                                              $1,000          $1,095.50           $3.13                $7.70
     Hypothetical (5% return before expenses)               $1,000          $1,022.35           $3.02                $7.43
 Class B
     Actual(c)                                              $1,000          $1,091.10           $7.21               $11.76
     Hypothetical (5% return before expenses)               $1,000          $1,018.45           $6.96               $11.36
 Class C
     Actual(c)                                              $1,000          $1,091.10           $7.26               $11.82
     Hypothetical (5% return before expenses)               $1,000          $1,018.40           $7.01               $11.41
 Class Y
     Actual(c)                                              $1,000          $1,095.90           $1.91                $6.48
     Hypothetical (5% return before expenses)               $1,000          $1,023.52           $1.85                $6.26

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(c) Based on the actual return for the six months ended Jan. 31, 2005: +9.55% for Class A, +9.11% for Class B, +9.11% for Class C and +9.59% for Class Y.

Annualized Expense Ratios
                                                                 Total fund's
                                                                  annualized
                                                                   expenses
                        Fund's        Estimated indirect         and indirect
                      annualized        expenses of the        expenses of the
                     expense ratio     underlying funds        underlying funds
 Class A                .59%                 .86%                    1.45%
 Class B               1.36%                 .86%                    2.22%
 Class C               1.37%                 .86%                    2.23%
 Class Y                .36%                 .86%                    1.22%

--------------------------------------------------------------------------------
67   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Aggressive Fund

                                                          Beginning           Ending       Direct expenses    Direct and indirect
                                                         account value     account value     paid during         expenses paid
                                                         Aug. 1, 2004      Jan. 31, 2005     the period(a)    during the period(b)
 Class A
     Actual(c)                                              $1,000          $1,103.10           $3.14                $7.89
     Hypothetical (5% return before expenses)               $1,000          $1,022.35           $3.02                $7.59
 Class B
     Actual(c)                                              $1,000          $1,098.20           $7.28               $12.02
     Hypothetical (5% return before expenses)               $1,000          $1,018.40           $7.01               $11.56
 Class C
     Actual(c)                                              $1,000          $1,098.70           $7.29               $12.02
     Hypothetical (5% return before expenses)               $1,000          $1,018.40           $7.01               $11.56
 Class Y
     Actual(c)                                              $1,000          $1,104.40           $1.92                $6.67
     Hypothetical (5% return before expenses)               $1,000          $1,023.52           $1.85                $6.41

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(c) Based on the actual return for the six months ended Jan. 31, 2005: +10.31% for Class A, +9.82% for Class B, +9.87% for Class C and +10.44% for Class Y.

Annualized Expense Ratios
                                                                 Total fund's
                                                                  annualized
                                                                   expenses
                        Fund's        Estimated indirect         and indirect
                      annualized        expenses of the        expenses of the
                     expense ratio     underlying funds        underlying funds
 Class A                .59%                 .89%                    1.48%
 Class B               1.37%                 .89%                    2.26%
 Class C               1.37%                 .89%                    2.26%
 Class Y                .36%                 .89%                    1.25%

--------------------------------------------------------------------------------
68   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Total Equity Fund

                                                          Beginning           Ending       Direct expenses    Direct and indirect
                                                         account value     account value     paid during         expenses paid
                                                         Aug. 1, 2004      Jan. 31, 2005     the period(a)    during the period(b)
 Class A
     Actual(c)                                              $1,000          $1,114.40           $3.16                $8.09
     Hypothetical (5% return before expenses)               $1,000          $1,022.35           $3.02                $7.74
 Class B
     Actual(c)                                              $1,000          $1,109.50           $7.27               $12.19
     Hypothetical (5% return before expenses)               $1,000          $1,018.45           $6.96               $11.66
 Class C
     Actual(c)                                              $1,000          $1,109.40           $7.32               $12.24
     Hypothetical (5% return before expenses)               $1,000          $1,018.40           $7.01               $11.71
 Class Y
     Actual(c)                                              $1,000          $1,114.60           $2.25                $7.18
     Hypothetical (5% return before expenses)               $1,000          $1,023.21           $2.15                $6.87

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(c) Based on the actual return for the six months ended Jan. 31, 2005: +11.44% for Class A, +10.95% for Class B, +10.94% for Class C and +11.46% for Class Y.

Annualized Expense Ratios
                                                                 Total fund's
                                                                  annualized
                                                                   expenses
                        Fund's        Estimated indirect         and indirect
                      annualized        expenses of the        expenses of the
                     expense ratio     underlying funds        underlying funds
 Class A                .59%                 .92%                    1.51%
 Class B               1.36%                 .92%                    2.28%
 Class C               1.37%                 .92%                    2.29%
 Class Y                .42%                 .92%                    1.34%

--------------------------------------------------------------------------------
69   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age               Position held with     Principal occupation                 Other directorships
                                 Fund and length of     during past five years
                                 service
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Arne H. Carlson                  Board member           Chair, Board Services Corporation
901 S. Marquette Ave.            since 1999             (provides administrative services
Minneapolis, MN 55402                                   to boards). Former Governor of
Age 70                                                  Minnesota
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Philip J. Carroll, Jr.           Board member           Retired Chairman and CEO, Fluor      Scottish Power PLC, Vulcan
901 S. Marquette Ave.            since 2002             Corporation (engineering and         Materials Company, Inc.
Minneapolis, MN 55402                                   construction) since 1998             (construction
Age 67                                                                                       materials/chemicals)
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Livio D. DeSimone                Board member           Retired Chair of the Board and       Cargill, Incorporated
30 Seventh Street East           since 2001             Chief Executive Officer, Minnesota   (commodity merchants and
Suite 3050                                              Mining and Manufacturing (3M)        processors), General Mills,
St. Paul, MN 55101-4901                                                                      Inc. (consumer foods), Vulcan
Age 70                                                                                       Materials Company
                                                                                             (construction
                                                                                             materials/chemicals),
                                                                                             Milliken & Company (textiles
                                                                                             and chemicals), and Nexia
                                                                                             Biotechnologies, Inc.
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Patricia M. Flynn                Board member           Trustee Professor of Economics and   BostonFed Bancorp, Inc.
901 S. Marquette Ave.            since 2004             Management, Bentley College since    (holding company) and its
Minneapolis, MN 55402                                   2002; former Dean, McCallum          subsidiary Boston Federal
Age 53                                                  Graduate School of Business,         Savings Bank
                                                        Bentley College from 1999 to 2002
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Anne P. Jones                    Board member           Attorney and Consultant
901 S. Marquette Ave.            since 1985
Minneapolis, MN 55402
Age 69
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Stephen R. Lewis, Jr.            Board member           Retired President and Professor of   Valmont Industries, Inc.
901 S. Marquette Ave.            since 2002             Economics, Carleton College          (manufactures irrigation
Minneapolis, MN 55402                                                                        systems)
Age 65
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Catherine James Paglia           Board member           Director, Enterprise Asset           Strategic Distribution, Inc.
901 S. Marquette Ave.            since 2004             Management, Inc. (private real       (transportation, distribution
Minneapolis, MN 55402                                   estate and asset management          and logistics consultants)
Age 52                                                  company) since 1999
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Alan K. Simpson                  Board member           Former three-term United States
1201 Sunshine Ave.               since 1997             Senator for Wyoming
Cody, WY 82414
Age 73
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Alison Taunton-Rigby             Board member           Founder and Chief Executive          Hybridon, Inc. (biotechnology)
901 S. Marquette Ave.            since 2002             Officer, RiboNovix, Inc. since
Minneapolis, MN 55402                                   2004; President, Forester Biotech
Age 60                                                  since 2000; prior to that,
                                                        President and CEO, Aquila
                                                        Biopharmaceuticals, Inc.
-------------------------------- ---------------------- ------------------------------------ -------------------------------


--------------------------------------------------------------------------------
70   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Board Member Affiliated with AEFC*

Name, address, age               Position held with     Principal occupation during past     Other directorships
                                 Fund and length of     five years
                                 service
-------------------------------- ---------------------- ------------------------------------ -------------------------------
William F. Truscott              Board member since     Senior Vice President - Chief
53600 AXP Financial Center       2001, Vice President   Investment Officer of AEFC since
Minneapolis, MN 55474            since 2002             2001. Former Chief Investment
Age 44                                                  Officer and Managing Director,
                                                        Zurich Scudder Investments
-------------------------------- ---------------------- ------------------------------------ -------------------------------

* Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age               Position held with     Principal occupation during past     Other directorships
                                 Fund and length of     five years
                                 service
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Jeffrey P. Fox                   Treasurer              Vice President - Investment
105 AXP Financial Center         since 2002             Accounting, AEFC, since 2002; Vice
Minneapolis, MN 55474                                   President - Finance, American
Age 49                                                  Express Company, 2000-2002; Vice
                                                        President - Corporate Controller,
                                 AEFC, 1996-2000
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Paula R. Meyer                   President              Senior Vice President and General
596 AXP Financial Center         since 2002             Manager - Mutual Funds, AEFC,
Minneapolis, MN 55474                                   since 2002; Vice President and
Age 50                                                  Managing Director - American
                                                        Express Funds, AEFC, 2000-2002;
                                                        Vice President, AEFC, 1998-2000
-------------------------------- ---------------------- ------------------------------------ -------------------------------
Leslie L. Ogg                    Vice President,        President of Board Services
901 S. Marquette Ave.            General Counsel, and   Corporation
Minneapolis, MN 55402            Secretary since 1978
Age 66
-------------------------------- ---------------------- ------------------------------------ -------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The AXP Portfolio Builder Series funds only own shares of other AXP funds and vote proxies of these funds whenever shareholder meetings are held which, unless a special shareholder meeting is called, usually occur about every four years. The AXP Portfolio Builder Series funds will be voted for, against or abstain on each proposal that the underlying AXP fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying AXP fund vote the proposal. The AXP Portfolio Builder Series funds do not invest in publicly-held operating companies.

--------------------------------------------------------------------------------
71   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

AXP(R)
  Small Company
        Index
            Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   Jan. 31, 2005

AXP Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                  (R)

Table of Contents

Fund Snapshot                              3

Performance Summary                        4

Questions & Answers
   with Portfolio Management               5

The Fund's Long-term Performance           8

Investments in Securities                 10

Financial Statements                      20

Notes to Financial Statements             23

Report of Independent Registered
   Public Accounting Firm                 31

Federal Income Tax Information            32

Fund Expenses Example                     33

Board Members and Officers                35

Proxy Voting                              37

--------------------------------------------------------------------------------
2   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Fund Snapshot
        AT JAN. 31, 2005

PORTFOLIO MANAGER

Portfolio manager                         Since       Years in industry
David Factor                              9/01                8

FUND OBJECTIVE

For investors seeking long-term capital appreciation.

Inception dates by class
A: 8/19/96        B: 8/19/96        Y: 8/19/96

Ticker symbols by class
A: ISIAX          B: ISIBX          Y: ISCYX

Total net assets                                         $1.298 billion

Number of holdings                                                  610

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

         STYLE
VALUE    BLEND   GROWTH
                        LARGE
                        MEDIUM  SIZE
          X             SMALL

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Consumer discretionary 17.4%
Financials 14.7%
Technology 14.1%
Industrials 13.9%
Health care 11.3%
Materials 8.5%
Short-term securities* 6.0%
Energy 5.7%
Utilities 4.1%
Consumer staples 3.2%
Telecommunications 1.1%

* 4.7% of portfolio assets is due to security lending activity.
  1.3% of portfolio assets is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

NVR (Home building)                                                 0.9%
Cooper Companies (Health care products)                             0.6
New Century Financial (Real estate investment trust)                0.6
MDC Holdings (Building materials & construction)                    0.6
Polaris Inds (Leisure time & entertainment)                         0.5
Massey Energy (Energy)                                              0.5
Yellow Roadway (Industrial transportation)                          0.5
Florida Rock Inds (Building materials & construction)               0.5
Oshkosh Truck (Machinery)                                           0.5
Patina Oil & Gas (Energy)                                           0.5

Stocks of small-sized companies may be subject to more abrupt or erratic price movements more so than stocks of larger companies. Some of these companies may also have fewer financial resources.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Performance Summary

(bar chart)
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2005

                      +15.42%       +16.52%          +11.41%

+15.42% = AXP Small Company Index Fund Class A (excluding sales charge) +16.52% = S&P SmallCap 600 Index (unmanaged)
+11.41% = Lipper Small-Cap Core Funds Index

(see "The Fund`s Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

AVERAGE ANNUAL TOTAL RETURNS

                               Class A               Class B            Class Y
(Inception dates)             (8/19/96)             (8/19/96)          (8/19/96)
                         NAV(1)      POP(2)    NAV(1)   After CDSC(3)     NAV(4)
at Jan. 31, 2005
1 year                   +15.42%     +8.78%   +14.48%     +10.48%        +15.65%
3 years                  +11.13%     +8.96%   +10.25%      +9.42%        +11.30%
5 years                  +10.70%     +9.40%    +9.84%      +9.70%        +10.88%
Since inception          +10.69%     +9.91%    +9.83%      +9.83%        +10.83%

at Dec. 31, 2004
1 year                   +21.47%    +14.49%   +20.59%     +16.59%        +21.78%
3 years                  +12.27%    +10.08%   +11.41%     +10.60%        +12.48%
5 years                  +10.52%     +9.21%    +9.68%      +9.54%        +10.72%
Since inception          +11.10%    +10.32%   +10.26%     +10.26%        +11.27%

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) Sales charge is not applicable to these shares. Shares available to institutional investors only.

--------------------------------------------------------------------------------
4   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager David Factor discusses AXP Small Company Index Fund's results and positioning for the annual period ended Jan. 31, 2005.

Q: How did AXP Small Company Index Fund perform for the 12 months ended Jan. 31, 2005?

A: AXP Small Company Index Fund climbed 15.42% (Class A shares excluding sales charge) for the fiscal year ended Jan. 31, 2005. This was less than the unmanaged S&P SmallCap 600 Index (S&P 600 Index), which rose 16.52% during the same period. The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, returned 11.41%.

    Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class A shares had an expense ratio of 0.91% for the fiscal period, slightly lower than the level of expenses of a year earlier.

Q: What factors most significantly affected the Fund's performance during the year?

A: The small-cap equity market has been outperforming large company stocks since 1999 and continued that trend for the fiscal period ended Jan. 31, 2005. Still, small-cap equity returns were volatile. When the fiscal period began in February 2004, the economy was rapidly expanding. Business investment increased, inflation remained low and industrial production rose. However, performance of the overall stock market as well as the Fund was sluggish amid concern about energy prices, inflation, fiscal and trade deficits and the outcome of the U.S. general election.

    The second half of fiscal year 2004 was a period where earnings slowed and interest rates rose. The Federal Reserve Board (the Fed) raised their short-term interest rate target several times to 2.25% at Jan. 31, 2005, a target that was again increased to 2.50% in early February. Ironically, the overall stock market and the Fund provided higher returns during this six-month period as oil prices began to retreat, consumer confidence remained relatively high and investors generally agreed that the Fed's measured pace of rate increases would help keep inflation in check without derailing U.S. economic growth. Stock prices rose by relatively higher amounts for S&P 600 Index companies that delivered sustainable earnings growth and had less leverage on their balance sheets.

Q: Which equity sectors and securities affected the S&P 600 Index's performance most during the fiscal year?

A: Energy and materials companies had the best sector returns during the fiscal year. On an industry level, hotels and leisure, capital goods and transportation were strong performers for the fiscal year.

--------------------------------------------------------------------------------
5   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Questions & Answers

(begin callout quote)> Energy and materials companies had the best sector returns during the fiscal year. On an industry level, hotels and leisure, capital goods and transportation were strong performers for the fiscal year. (end callout quote)

    Technology was the worst performing sector for the period. Each sector and stock in the S&P 600 Index was represented in the Fund at a weighting that approximated that of the Index.

    Among the large positive contributors to the S&P 600 Index's return and the Fund's return for the fiscal year were Massey Energy, homebuilders MDC Holdings and NVR Inc., and Polaris Industries, a recreational vehicle manufacturer.

    Performance laggards for the S&P 600 Index and the Fund during the fiscal period included Odyssey HealthCare, Varian Semiconductor, and Cymer, a laser manufacturer for the seminconductor manufacturing industry. Hot Topic, a retailer of music-licensed and music-influenced clothing, accessories and gifts primarily to the teen market, also detracted from the Index and Fund returns.

Q:  What changes were made to the Fund?

A: The Fund strives to stay fully invested in the stocks that make up the S&P 600 Index and we attempt to replicate the Index's performance. Standard & Poor's rebalances the S&P 600 each quarter, and we align the Fund's portfolio on that timetable as well. Overall portfolio turnover was 12% for the fiscal period, slightly more than a year earlier.

    During the fiscal period, Standard & Poor's made 58 additions and 58 deletions to the S&P 600 Index that we also made within the Fund. A large amount of the deletions came from companies that grew in capitalization and graduated to the S&P MidCap 400 Index, an unmanaged group of medium-sized company stocks. Companies that were added to the S&P 600 Index included Longs Drug Stores, battery manufacturer Rayovac, and Sonic Solutions, a digital media software provider. Cut from the S&P 600 Index were hair salon operator Regis Corp.; clothing retailer Wet Seal; and bicycle company Huffy.

--------------------------------------------------------------------------------
6   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Questions & Answers

Q:  How are you positioning the Fund for the months ahead?

A: One change likely to occur this year that may affect the Fund is that Standard & Poor's is expected to reconfigure the S&P 600 Index to reflect a "full float" of actively traded shares. Historically, the S&P 600 Index has been a market cap weighted index, meaning that index composition is weighted according to the prices and number of total outstanding shares of its component stocks. Standard & Poor's plans to reconfigure the Index to reflect the elimination of shares not actively traded, such as certain shares held by company insiders. This Index change is not expected to result in significant turnover for the Fund's portfolio.

    From an economic standpoint, conditions look favorable for equities. Overall, current market conditions indicate that the U.S. economic expansion is continuing at a relatively solid pace. This ongoing expansion combined with reasonable stock valuations bodes well for potential modest gains across most equity sectors, in our view.

    Historically, market leadership turns somewhat defensive in response to a rising rate environment, which is likely to continue throughout 2005. This means investors may favor sectors in which demand may be less affected by a tightening cycle, such as health care and consumer staples.

Changes to Top Ten Holdings

Jan. 31, 2005 compared to Jan. 31, 2004

Company                                                  Change in positioning
NVR (Home building)                                                  Increased
Cooper Companies (Health care products)                         New to Top Ten
New Century Financial (Real estate investment trust)            New to Top Ten
MDC Holdings (Building materials & construction)                New to Top Ten
Polaris Inds (Leisure time & entertainment)                     New to Top Ten
Massey Energy (Energy)                                          New to Top Ten
Yellow Roadway (Industrial transportation)                      New to Top Ten
Florida Rock Inds (Building materials & construction)           New to Top Ten
Oshkosh Truck (Machinery)                                            Increased
Patina Oil & Gas (Energy)                                       New to Top Ten

No longer among Top Ten Holdings but still in the portfolio at Jan. 31, 2005 was NBTY. Harman Intl Inds, Mid Atlantic Medical Services, Cephalon, Newfield Exploration, Alliant Techsystems, Renal Care Group and Jefferies Group were eliminated from the portfolio. For more information on the Top Ten Holdings, see this report's Fund Snapshot page or americanexpress.com/funds.

--------------------------------------------------------------------------------
7   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP Small Company Index Fund Class A shares (from 9/1/96 to 1/31/05) as compared to the performance of two widely cited performance indices, the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                  Class A
                                       Short-term       Long-term
Fiscal year ended          Income     capital gains   capital gains        Total
Jan. 31, 2005               $--          $  --           $0.51             $0.51
Jan. 31, 2004                --             --              --                --
Jan. 31, 2003                --             --              --                --
Jan. 31, 2002                --           0.01            0.26              0.27
Jan. 31, 2001                --           0.14            0.73              0.87

--------------------------------------------------------------------------------
8   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

                                VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP SMALL COMPANY INDEX FUND

AXP Small Company Index Fund Class A
(includes sales charge)                     $ 9,425  $10,447  $12,432  $12,221  $13,371  $15,884  $16,198  $13,111  $19,259  $22,229
S&P SmallCap 600 Index(1)                   $10,000  $11,215  $13,584  $13,501  $14,893  $17,919  $18,458  $15,084  $22,303  $25,988
Lipper Small-Cap Core Funds Index(2)        $10,000  $11,022  $12,986  $12,604  $14,969  $16,901  $17,277  $13,709  $20,529  $22,872
                                             9/1/96    1/97     1/98     1/99     1/00     1/01     1/02     1/03     1/04    1/05

COMPARATIVE RESULTS

Results at Jan. 31, 2005                                                                             Since
                                                            1 year        3 years      5 years   inception(3)
AXP Small Company Index Fund (includes sales charge)
Class A    Cumulative value of $10,000                     $10,878       $12,936      $15,671      $22,229
           Average annual total return                      +8.78%        +8.96%       +9.40%       +9.91%
S&P SmallCap 600 Index(1)
           Cumulative value of $10,000                     $11,652       $14,079      $17,459      $25,988
           Average annual total return                     +16.52%       +12.08%      +11.79%      +12.02%
Lipper Small-Cap Core Funds Index(2)
           Cumulative value of $10,000                     $11,141       $13,238      $15,281      $22,872
           Average annual total return                     +11.41%        +9.80%       +8.85%      +10.33%

(1) The S&P 600 Index, an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the index.

(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3) Fund data is from Aug. 19, 1996. S&P 600 Index and Lipper peer group data is from Sept. 1, 1996.

--------------------------------------------------------------------------------
9   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Investments in Securities

AXP Small Company Index Fund

Jan. 31, 2005

(Percentages represent value of investments compared to net assets)

Common stocks (98.6%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.6%)
AAR                                            79,875(b)              $930,544
Armor Holdings                                 82,225(b)             3,615,433
Curtiss-Wright                                 53,070                2,716,653
DRS Technologies                               67,395(b)             2,736,237
EDO                                            49,525                1,582,324
Esterline Technologies                         60,740(b)             1,822,807
Kaman Cl A                                     56,334                  667,558
Moog Cl A                                      63,640(b)             2,767,704
Teledyne Technologies                          80,914(b)             2,433,084
Triumph Group                                  39,311(b)             1,393,575
Total                                                               20,665,919

Airlines (0.3%)
Frontier Airlines                              88,433(b)               749,912
Mesa Air Group                                 78,218(b,d)             576,467
SkyWest Airlines                              142,298                2,450,371
Total                                                                3,776,750

Automotive & related (1.2%)
AO Smith                                       73,039                1,980,087
Barnes Group                                   57,367                1,471,464
Central Parking                                90,597                1,293,725
GenCorp                                       131,093(d)             2,435,708
Midas                                          39,061(b)               782,782
Myers Inds                                     85,327                1,104,131
Standard Motor Products                        49,005                  624,814
Superior Inds Intl                             60,690(d)             1,527,567
TBC                                            55,153(b)             1,408,608
Winnebago Inds                                 83,256                2,871,500
Total                                                               15,500,386

Banks and savings & loans (7.8%)
Anchor BanCorp Wisconsin                       56,824                1,534,248
BankAtlantic Bancorp Cl A                     148,320                2,850,710
BankUnited Financial Cl A                      74,330(b)             2,168,949
Boston Private Financial Holdings              68,314                1,901,862
Brookline Bancorp                             147,085                2,351,889
Chittenden                                    114,631                3,107,646
Commercial Federal                             97,483                2,737,323
Community First Bankshares                     75,815                1,808,188
Dime Community Bancshares                      92,352                1,519,190
Downey Financial                               69,000                4,402,200
East-West Bancorp                             129,756                5,052,699
First BanCorp Puerto Rico                      99,858(c)             5,401,320
First Midwest Bancorp                         114,862                3,962,739
First Republic Bank                            40,592                2,047,866
FirstFed Financial                             40,724(b)             2,166,517
Flagstar Bancorp                              151,950                3,193,989
Gold Banc                                      99,465                1,437,269
Hudson United Bancorp                         111,353                4,093,336
MAF Bancorp                                    83,129                3,670,977
Nara Bancorp                                   57,775                1,152,611
PrivateBancorp                                 50,300                1,644,810
Provident Bankshares                           82,027                2,712,633
Republic Bancorp                              174,526(d)             2,490,486
Riggs Natl                                     78,245                1,708,871
South Financial Group                         176,069                5,377,148
Southwest Bancorp of Texas                    173,500                3,430,095
Sterling Bancshares                           111,285                1,634,777
Sterling Financial                             56,481(b)             2,118,038
Susquehanna Bancshares                        115,205                2,844,411
Trustco Bank NY                               184,162                2,300,183
UCBH Holdings                                 112,704                4,966,865
Umpqua Holdings                               110,570                2,684,640
United Bankshares                             106,832(d)             3,642,971
Whitney Holding                               104,016                4,741,049
Wintrust Financial                             53,350(d)             2,959,858
Total                                                              101,818,363

Beverages & tobacco (0.2%)
DIMON                                         111,815                  736,861
Schweitzer-Mauduit Intl                        36,746                1,232,461
Total                                                                1,969,322

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Broker dealers (0.2%)
Piper Jaffray Companies                        49,205(b)            $1,947,534

Building materials & construction (3.2%)
Apogee Enterprises                             67,644                  904,400
Building Material Holding                      33,981                1,254,918
ElkCorp                                        49,198                1,991,535
Florida Rock Inds                             107,400                6,707,131
Griffon                                        72,673(b)             1,957,084
Insituform Technologies Cl A                   66,295(b)             1,041,494
Interface Cl A                                128,940(b)             1,215,904
MDC Holdings                                  103,745                7,552,637
Simpson Mfg                                   118,106                4,240,005
Standard-Pacific                               82,807                5,509,150
Texas Inds                                     53,697                3,411,907
Tredegar                                       95,554                1,619,640
Universal Forest Products                      44,354                1,735,572
Watts Water Technologies Cl A                  80,138                2,568,423
Total                                                               41,709,800

Chemicals (1.9%)
Arch Chemicals                                 58,117                1,600,542
Cambrex                                        64,675                1,442,899
Georgia Gulf                                   82,968                4,242,983
HB Fuller                                      70,900                1,890,903
Immucor                                       111,175(b)             3,403,067
MacDermid                                      75,052                2,412,171
OM Group                                       70,240(b)             2,277,181
Omnova Solutions                               99,814(b)               496,076
Penford                                        21,833                  317,452
PolyOne                                       226,932(b)             1,962,962
Quaker Chemical                                23,933                  548,066
Schulman A                                     75,705                1,339,221
WD-40                                          41,053                1,330,938
Wellman                                        79,303                  832,682
Total                                                               24,097,143

Computer hardware (2.0%)
Adaptec                                       275,372(b)             1,652,232
Agilysys                                       79,912                1,347,316
Artesyn Technologies                           97,224(b,d)             989,740
Black Box                                      42,843                1,993,485
Engineered Support Systems                     65,932                3,824,716
Hutchinson Technology                          64,587(b)             2,279,921
Insight Enterprises                           120,638(b)             2,334,345
Intermagnetics General                         63,190(b)             1,598,075
Kronos                                         77,146(b)             4,148,141
Mercury Computer Systems                       52,149(b)             1,615,055
Phoenix Technologies                           60,435(b)               488,919
RadiSys                                        47,401(b)               827,147
Standard Register                              70,709                  883,155
Synaptics                                      63,260(b)             2,345,048
Total                                                               26,327,295

Computer software & services (6.5%)
Altiris                                        66,720(b)             2,169,067
ANSYS                                          77,400(b)             2,500,020
Avid Technology                                84,115(b)             5,303,452
Brooktrout                                     31,273(b)               360,890
CACI Intl Cl A                                 72,396(b)             3,775,451
Carreker                                       61,468(b)               460,395
Ciber                                         154,639(b)             1,302,060
Concord Communications                         45,350(b)               468,012
Dendrite Intl                                 103,455(b)             1,871,501
Digital Insight                                88,410(b)             1,469,374
eFunds                                        120,960(b)             2,697,408
EPIQ Systems                                   44,325(b)               647,588
FactSet Research Systems                       77,207                4,122,854
FileNet                                        97,784(b)             2,185,472
FindWhat.com                                   74,990(b)             1,192,341
Global Payments                                95,262                5,457,561
Hyperion Solutions                             96,581(b)             4,639,752
Inter-Tel                                      64,072                1,697,267
Internet Security Systems                     113,590(b)             2,538,737
j2 Global Communications                       58,200(b)             1,890,336
JDA Software Group                             72,110(b)               866,762
Manhattan Associates                           74,462(b)             1,634,441
ManTech Intl Cl A                              80,245(b)             1,729,280
MapInfo                                        50,581(b)               650,472
MAXIMUS                                        53,732(b)             1,616,259
MICROS Systems                                 45,851(b)             3,204,985
MRO Software                                   62,140(b)               796,013
Napster                                       103,783(b,d)             897,723
NDCHealth                                      89,133                1,386,909

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
NYFIX                                          80,244(b)              $398,813
PC-Tel                                         51,385(b)               395,665
Pegasus Solutions                              53,877(b)               645,446
Pinnacle Systems                              170,990(b)               731,837
Planar Systems                                 36,315(b)               329,377
PRG-Schultz Intl                              153,311(b)               850,876
Progress Software                              89,450(b)             1,926,753
Radiant Systems                                65,565(b)               393,390
SERENA Software                               107,910(b)             2,320,065
SPSS                                           43,558(b)               694,750
Take-Two Interactive Software                 111,789(b)             3,940,562
TALX                                           34,080                1,195,867
THQ                                            96,349(b)             2,143,765
Verity                                         92,576(b)             1,117,392
Watson Wyatt & Co Holdings                     80,350                2,108,384
WebEx Communications                          110,675(b)             2,224,568
Websense                                       57,820(b)             3,104,934
Zix                                            79,892(b)               297,997
Total                                                               84,352,823

Electronics (6.3%)
Actel                                          62,797(b)             1,061,897
Advanced Energy Inds                           80,968(b)               578,921
Aeroflex                                      184,514(b)             1,775,025
Alliance Semiconductor                         87,874(b)               263,622
Analogic                                       33,799                1,386,097
ATMI                                           77,677(b)             1,765,598
Audiovox Cl A                                  57,027(b)               935,243
Axcelis Technologies                          247,608(b)             1,849,632
BEI Technologies                               36,612                1,032,092
Bel Fuse Cl B                                  27,650                  917,704
Belden CDT                                    116,143                2,358,864
Bell Microproducts                             70,369(b)               570,693
Benchmark Electronics                         102,349(b)             3,272,098
Brooks Automation                             110,378(b)             1,687,680
Brush Engineered Materials                     47,555(b)               820,324
C&D Technologies                               62,828                  954,357
Cognex                                        114,137                2,980,117
Cohu                                           53,381                  900,537
CTS                                            88,966                1,184,137
Cubic                                          66,190                1,509,132
Cymer                                          91,458(b)             2,425,466
Daktronics                                     46,860(b)             1,167,751
Dionex                                         51,670(b)             3,058,347
DSP Group                                      69,375(b)             1,721,194
DuPont Photomasks                              45,958(b)             1,221,104
Electro Scientific Inds                        70,409(b)             1,244,127
ESS Technology                                 98,016(b)               592,997
Exar                                          103,127(b)             1,481,935
Gerber Scientific                              55,140(b)               398,111
Helix Technology                               64,678                  948,826
Itron                                          52,525(b,f)           1,210,701
Kopin                                         173,400(b)               643,314
Kulicke & Soffa Inds                          126,469(b)               843,548
Littelfuse                                     55,125(b)             1,754,629
Magnetek                                       70,666(b)               428,943
Methode Electronics                            88,711                1,111,549
Microsemi                                     147,908(b)             2,282,220
Park Electrochemical                           49,290                  963,620
Paxar                                          98,207(b)             2,342,237
Pericom Semiconductor                          65,509(b)               549,621
Photon Dynamics                                41,639(b)               898,986
Photronics                                     80,900(b)             1,213,500
Power Integrations                             76,853(b)             1,406,410
Rogers                                         41,492(b,d)           1,764,240
Rudolph Technologies                           41,638(b)               655,799
SBS Technologies                               38,413(b)               500,521
ScanSource                                     31,255(b)             2,008,759
Skyworks Solutions                            385,368(b)             2,924,943
Sonic Solutions                                58,040(b)             1,033,692
Standard Microsystems                          45,727(b)               724,773
Supertex                                       32,325(b)               617,084
Technitrol                                    100,166(b)             1,776,945
Trimble Navigation                            128,413(b)             4,566,365
Ultratech                                      58,958(b)               873,168
Varian Semiconductor
  Equipment Associates                         90,132(b)             3,089,725
Veeco Instruments                              73,646(b)             1,288,069
Vicor                                         104,228                1,453,981
X-Rite                                         51,667                  786,888
Total                                                               81,777,858

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Energy (2.8%)
Cabot Oil & Gas                                81,957               $3,858,536
Frontier Oil                                   66,765                1,867,417
Massey Energy                                 188,360                7,144,495
Patina Oil & Gas                              174,942                6,416,873
Petroleum Development                          41,030(b)             1,579,655
Remington Oil & Gas                            68,738(b)             2,010,587
St. Mary Land & Exploration                    70,925                3,050,484
Stone Energy                                   66,068(b)             2,827,710
Swift Energy                                   69,435(b)             2,101,797
TETRA Technologies                             55,468(b)             1,547,557
Vintage Petroleum                             162,861                3,942,865
Total                                                               36,347,976

Energy equipment & services (3.2%)
Atwood Oceanics                                37,277(b)             2,273,897
Cal Dive Intl                                  95,061(b)             4,154,165
CARBO Ceramics                                 39,572                2,835,334
Cimarex Energy                                103,052(b)             3,735,635
Dril-Quip                                      42,857(b)             1,232,139
Headwaters                                     83,230(b)             2,646,714
Hydril                                         57,395(b)             2,869,750
Input/Output                                  191,926(b,d)           1,209,134
Lone Star Technologies                         71,929(b)             2,933,984
Oceaneering Intl                               63,504(b)             2,420,137
Offshore Logistics                             57,649(b)             1,839,580
SEACOR Holdings                                45,313(b)             2,537,075
Spinnaker Exploration                          84,015(b)             2,754,852
Unit                                          113,296(b,d)           4,139,836
Veritas DGC                                    82,778(b)             2,068,622
W-H Energy Services                            68,680(b)             1,552,168
Total                                                               41,203,022

Engineering & construction (0.6%)
EMCOR Group                                    37,544(b)             1,612,890
Lennox Intl                                   149,242                2,978,870
URS                                           107,753(b)             3,039,713
Total                                                                7,631,473

Environmental services (0.6%)
Ionics                                         56,396(b,d)           2,473,529
Tetra Tech                                    139,303(b)             2,065,863
Waste Connections                             118,822(b)             3,738,140
Total                                                                8,277,532

Finance companies (0.2%)
Financial Federal                              42,904                1,480,188
World Acceptance                               46,425(b)             1,384,858
Total                                                                2,865,046

Financial services (1.0%)
Bowne & Co                                     88,755                1,318,012
Delphi Financial Group Cl A                    78,486                3,527,161
Heidrick & Struggles Intl                      47,491(b)             1,569,578
Investment Technology Group                   103,840(b)             2,067,454
Irwin Financial                                70,225                1,719,810
Rewards Network                                61,380(b)               300,762
SWS Group                                      42,776                  869,208
Viad                                           54,835                1,522,768
Total                                                               12,894,753

Food (2.3%)
American Italian Pasta Cl A                    44,716(d)             1,211,804
Corn Products Intl                            179,876                5,281,158
Delta & Pine Land                              95,493                2,811,314
Flowers Foods                                 107,107                3,267,835
Hain Celestial Group                           90,402(b)             1,818,888
J & J Snack Foods                              22,331                1,077,471
Lance                                          73,453                1,272,940
Nash Finch                                     30,850                1,286,291
Performance Food Group                        115,858(b)             3,152,496
Ralcorp Holdings                               72,466                3,188,504
Sanderson Farms                                49,390                2,158,837
United Natural Foods                           99,042(b)             3,130,718
Total                                                               29,658,256

Furniture & appliances (1.3%)
Aaron Rents                                   123,191                2,616,577
Bassett Furniture Inds                         28,949                  545,689
Briggs & Stratton                             127,648                4,951,465
Ethan Allen Interiors                          89,037                3,137,663
Fedders                                        74,995                  241,484
La-Z-Boy                                      129,025                1,798,609
Natl Presto Inds                               16,899                  730,037
Select Comfort                                 91,565(b)             1,791,927
Thomas Inds                                    43,730                1,705,033
Total                                                               17,518,484

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Health care products (6.8%)
Advanced Medical Optics                        90,940(b,d)          $3,882,229
Alpharma Cl A                                 130,502                1,964,055
American Medical
  Systems Holdings                             83,510(b)             3,279,438
ArthroCare                                     58,416(b)             1,737,876
BIOLASE Technology                             60,430(d)               611,552
Biosite                                        40,125(b,d)           2,327,250
Bradley Pharmaceuticals                        39,225(b,d)             564,448
Coherent                                       75,107(b)             2,253,210
Conmed                                         73,966(b)             2,148,712
Cooper Companies                              107,565                8,250,235
Datascope                                      36,641                1,448,785
Diagnostic Products                            72,239                3,667,574
Enzo Biochem                                   80,274                1,455,368
Haemonetics                                    62,942(b)             2,446,556
Hologic                                        50,801(b)             1,813,596
ICU Medical                                    33,615(b)               885,419
IDEXX Laboratories                             83,358(b)             4,835,598
Integra LifeSciences Holdings                  71,440(b)             2,691,859
Invacare                                       77,350                3,599,869
Kensey Nash                                    28,090(b)               907,026
Medicis Pharmaceutical Cl A                   135,504                4,891,694
Mentor                                        106,005                3,319,017
Merit Medical Systems                          65,470(b)               928,365
MGI Pharma                                    175,672(b)             3,985,998
Noven Pharmaceuticals                          58,066(b)             1,057,672
Osteotech                                      41,880(b)               170,870
PolyMedica                                     67,922                2,542,320
Possis Medical                                 44,995(b)               516,993
Regeneron Pharmaceuticals                     138,074(b)               994,133
ResMed                                         84,037(b)             4,311,098
Respironics                                    87,146(b)             5,045,752
Savient Pharmaceuticals                       149,717(b)               482,089
Sola Intl                                      79,807(b)             2,203,471
Sybron Dental Specialties                      96,405(b)             3,640,253
Theragenics                                    74,252(b)               296,265
Viasys Healthcare                              76,803(b)             1,404,727
Vital Signs                                    31,557                1,267,329
Wilson Greatbatch Technologies                 52,990(b)               943,222
Total                                                               88,771,923

Health care services (5.0%)
Accredo Health                                121,085(b)             3,605,911
Amedisys                                       37,750(b)             1,136,275
American Healthways                            81,680(b)             2,546,782
AmSurg                                         72,470(b)             1,913,933
Angelica                                       22,249                  637,211
ArQule                                         85,919(b)               522,388
Centene                                       101,670(b)             3,411,029
Cerner                                         90,011(b,d)           4,478,047
Chemed                                         30,885                2,211,984
Connetics                                      88,210(b)             2,154,088
Cross Country Healthcare                       79,415(b)             1,315,112
CryoLife                                       57,801(b,d)             475,124
Curative Health Services                       31,921(b)               156,413
Cyberonics                                     59,180(b,d)           1,489,561
DJ Orthopedics                                 53,145(b)             1,283,452
Gentiva Health Services                        59,505(b)               946,130
LabOne                                         42,540(b)             1,427,217
LCA-Vision                                     49,957                1,331,354
OCA                                           124,108(b,d)             687,558
Odyssey HealthCare                             90,877(b)             1,056,900
Owens & Minor                                  97,653                2,787,993
PAREXEL Intl                                   64,392(b)             1,527,378
Pediatrix Medical Group                        55,366(b)             3,697,895
Pharmaceutical Product
  Development                                 140,031(b)             5,804,285
Priority Healthcare Cl B                      107,861(b)             2,487,275
Province Healthcare                           123,316(b)             2,791,874
RehabCare Group                                40,661(b)             1,098,660
SFBC Intl                                      36,630(b)             1,436,262
Sierra Health Services                         65,395(b)             3,592,147
Sunrise Senior Living                          50,353(b)             2,307,678
SurModics                                      43,411(b,d)           1,274,981
United Surgical Partners Intl                  70,500(b)             2,776,995
Total                                                               64,369,892

Home building (1.7%)
Champion Enterprises                          177,404(b)             1,914,189
Fleetwood Enterprises                         137,410(b)             1,206,460
Meritage Homes                                 63,710(b)             4,118,852
Monaco Coach                                   72,864                1,348,713
NVR                                            15,759(b)            12,469,308
Skyline                                        20,788                  842,330
Total                                                               21,899,852

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
14   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Household products (0.7%)
Action Performance Companies                   45,477                 $477,509
Applica                                        59,624(b)               321,970
Enesco Group                                   35,662(b)               266,752
JAKKS Pacific                                  64,976(b)             1,417,776
Libbey                                         34,153                  818,989
Nature's Sunshine Products                     38,046                  762,822
Nautilus Group                                 81,425                1,704,225
Rayovac                                        85,645(b)             3,217,682
Total                                                                8,987,725

Industrial services (0.8%)
ABM Inds                                      120,184                2,199,367
Applied Industrial Technologies                73,304                2,121,418
Ceradyne                                       60,370(b)             2,036,280
G&K Services Cl A                              51,991                2,318,279
Watsco                                         66,084                2,287,167
Total                                                               10,962,511

Industrial transportation (2.9%)
Arkansas Best                                  62,280                2,501,788
EGL                                           127,130(b)             3,843,140
Forward Air                                    53,159(b)             2,265,371
Heartland Express                             185,780                3,945,967
Kansas City Southern                          155,366(b)             2,712,690
Kirby                                          61,451(b)             2,706,302
Knight Transportation                         139,990                3,443,754
Landstar System                               150,186(b)             5,223,469
USF                                            69,286                2,283,667
Wabash Natl                                    75,183(b)             1,908,145
Yellow Roadway                                120,337(b)             6,813,480
Total                                                               37,647,773

Insurance (2.9%)
AMERIGROUP                                    123,980(b)             5,096,817
Fremont General                               190,940                4,676,121
Hilb Rogal & Hobbs                             89,125                3,169,285
Hooper Holmes                                 161,086                  813,484
Insurance Auto Auctions                        28,602(b)               630,102
LandAmerica Financial Group                    44,050                2,265,932
Philadelphia Consolidated Holding              55,098(b)             3,695,423
Presidential Life                              72,717                1,202,739
ProAssurance                                   72,295(b)             2,765,284
RLI                                            62,577                2,719,596
SCPIE Holdings                                 24,550(b)               246,728
Selective Insurance Group                      68,787                2,969,535
Stewart Information Services                   44,842                1,807,581
UICI                                          113,265                3,502,154
Zenith Natl Insurance                          47,777(d)             2,258,419
Total                                                               37,819,200

Leisure time & entertainment (1.8%)
Arctic Cat                                     50,489                1,279,896
Argosy Gaming                                  73,054(b)             3,374,364
Bally Total Fitness Holding                    84,400(b)               335,068
Coachmen Inds                                  38,911                  582,498
K2                                            115,639(b)             1,625,884
Multimedia Games                               69,570(b)               612,912
Polaris Inds                                  106,016(f)             7,156,080
SCP Pool                                      129,197                3,839,735
Shuffle Master                                 86,143(b,d)           2,508,484
WMS Inds                                       75,670(b,d)           2,371,498
Total                                                               23,686,419

Lodging & gaming (0.5%)
Aztar                                          85,843(b)             2,766,720
Marcus                                         74,597                1,858,957
Pinnacle Entertainment                         98,593(b)             1,779,604
Total                                                                6,405,281

Machinery (4.5%)
Albany Intl Cl A                               78,580                2,683,507
Astec Inds                                     49,483(b)               855,066
Clarcor                                        63,324                3,449,258
FEI                                            82,450(b,d)           1,662,192
FLIR Systems                                   84,690(b)             5,161,856
Gardner Denver                                 49,190(b)             1,862,333
IDEX                                          125,416                4,834,787
JLG Inds                                      110,310                1,942,559
Kaydon                                         69,855                2,167,601
Keithley Instruments                           40,155                  685,044
Lawson Products                                23,151                1,154,309
Lindsay Mfg                                    29,161                  662,538
Lydall                                         39,931(b)               421,272
Manitowoc                                      73,089                2,660,440
Milacron                                      120,322(b)               381,421
MTS Systems                                    50,635                1,804,125
Oshkosh Truck                                  88,610                6,503,088
Regal-Beloit                                   71,881                2,166,493
Robbins & Myers                                35,994                  808,425
Roper Inds                                    104,429                6,063,148
Timken                                        223,611                5,760,219
Toro                                           56,584                4,710,618
Total                                                               58,400,299

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Media (0.7%)
4Kids Entertainment                            33,077(b)              $609,609
Advanced Marketing Services                    47,196                  436,563
ADVO                                           75,664                2,782,922
Consolidated Graphics                          33,792(b)             1,426,022
John H Harland                                 68,880                2,507,232
Thomas Nelson                                  36,502                  815,820
Total                                                                8,578,168

Metals (2.8%)
Aleris Intl                                    71,508(b)             1,199,904
AM Castle & Co                                 39,123(b)               527,378
AMCOL Intl                                     72,730                1,578,968
Carpenter Technology                           59,340                3,635,169
Century Aluminum                               79,294(b)             1,976,006
Cleveland-Cliffs                               53,476(d)             3,501,608
Commercial Metals                             145,588                4,207,494
Material Sciences                              35,687(b)               542,799
Maverick Tube                                 105,630(b)             3,597,759
Mueller Inds                                   90,022                2,853,697
Quanex                                         61,376                3,235,743
Reliance Steel & Aluminum                      80,801                3,100,334
RTI Intl Metals                                53,703(b)             1,310,353
Ryerson Tull                                   61,963                  822,249
Shaw Group                                    158,668(b)             2,667,209
Steel Technologies                             31,608                  928,011
Wolverine Tube                                 36,911(b)               432,228
Total                                                               36,116,909

Miscellaneous (0.1%)
American States Water                          41,340                1,072,773

Multi-industry (3.1%)
Acuity Brands                                 105,083                2,886,630
Administaff                                    63,040(b)               919,754
Anixter Intl                                   92,306                3,085,790
Arbitron                                       76,751(b)             3,139,115
Baldor Electric                                81,704                2,290,163
Brady Cl A                                    119,734                3,399,247
CDI                                            48,802                1,024,842
Coinstar                                       60,865(b)             1,521,625
CUNO                                           42,011(b)             2,412,692
Global Imaging Systems                         57,510(b)             2,058,283
Imagistics Intl                                40,414(b)             1,384,180
Labor Ready                                   103,985(b)             1,647,122
Meade Instruments                              48,891(b)               160,851
Mobile Mini                                    36,172(b)             1,237,444
NCO Group                                      79,375(b)             1,808,163
On Assignment                                  62,606(b)               344,333
Pre-Paid Legal Services                        38,420(d)             1,426,150
SOURCECORP                                     39,070(b)               703,260
Spherion                                      151,091(b)             1,178,510
Standex Intl                                   30,575                  881,172
StarTek                                        35,918                  897,950
Stewart & Stevenson Services                   71,250                1,456,350
Valmont Inds                                   59,251                1,435,652
Vertrue                                        23,273(b,d)             873,203
Woodward Governor                              27,991                1,993,939
Total                                                               40,166,420

Paper & packaging (1.1%)
AptarGroup                                     88,559                4,294,225
Buckeye Technologies                           92,484(b)             1,189,344
Caraustar Inds                                 70,576(b)               952,776
Chesapeake                                     48,315                1,172,605
Deltic Timber                                  30,171                1,224,641
Neenah Paper                                   37,120(b)             1,183,757
Pope & Talbot                                  40,233                  608,725
Rock-Tenn Cl A                                 88,280                1,224,444
Wausau-Mosinee Paper                          128,030                1,897,405
Total                                                               13,747,922

Real estate investment trust (3.2%)
Capital Automotive                            106,500                3,479,355
Colonial Properties Trust                      67,845(d)             2,462,774
Commercial Net Lease Realty                   128,735                2,413,781
CRT Properties                                 77,315                1,775,152
Entertainment Properties Trust                 62,920                2,649,561
Essex Property Trust                           56,850                4,090,358
Gables Residential Trust                       72,550                2,427,523
Glenborough Realty Trust                       79,115                1,523,755
Kilroy Realty                                  70,667                2,761,666
Lexington Corporate
  Properties Trust                            120,060(d)             2,569,284
New Century Financial                         135,305                8,103,416
Parkway Properties                             32,285                1,501,253
Shurgard Storage Centers Cl A                 115,152                4,709,717
Sovran Self Storage                            39,100                1,556,180
Total                                                               42,023,775

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
16   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Restaurants (2.6%)
CEC Entertainment                              90,014(b)            $3,523,148
IHOP                                           49,385                2,129,975
Jack in the Box                                91,186(b)             3,153,212
Landry's Restaurants                           65,579                1,849,328
Lone Star Steakhouse & Saloon                  50,495                1,388,613
O`Charley's                                    52,935(b)               975,857
Panera Bread Cl A                              75,028(b,d)           3,826,428
Papa John's Intl                               41,415(b)             1,332,321
PF Chang's China Bistro                        64,010(b,d)           3,558,316
RARE Hospitality Intl                          84,312(b)             2,655,828
Ryan's Restaurant Group                       103,312(b)             1,419,507
Sonic                                         148,992(b)             4,743,904
Steak n Shake                                  68,428(b)             1,348,716
Triarc Companies Cl B                         159,675                2,355,206
Total                                                               34,260,359

Retail -- drugstores (0.2%)
Longs Drug Stores                              93,370                2,451,896

Retail -- general (6.7%)
Brown Shoe                                     45,054                1,304,764
Casey's General Stores                        123,993                2,184,757
Cash America Intl                              70,903                2,027,826
Cato Cl A                                      51,336                1,560,614
Checkpoint Systems                             93,220(b)             1,450,503
Children's Place                               66,690(b)             2,530,219
Christopher & Banks                            88,513                1,572,876
Cost Plus                                      54,091(b)             1,418,807
CPI                                            19,202                  279,581
Department 56                                  33,470(b)               538,198
Dress Barn                                     73,818(b)             1,412,877
Electronics Boutique Holdings                  60,140(b)             2,110,313
Fossil                                        176,160(b)             4,914,863
Fred's                                         97,325                1,602,943
GameStop Cl B                                 125,675(b)             2,438,095
Goody's Family Clothing                        81,316                  757,052
Group 1 Automotive                             57,254(b)             1,675,825
Guitar Center                                  62,715(b)             3,590,434
Gymboree                                       76,163(b)               980,979
Hancock Fabrics                                46,878                  420,964
Haverty Furniture Companies                    56,010                1,002,579
Hibbett Sporting Goods                         58,065(b)             1,498,077
Hot Topic                                     115,101(b)             2,230,657
Hughes Supply                                 163,557                4,968,861
J Jill Group                                   49,795(b)               720,036
Jo-Ann Stores                                  55,990(b)             1,534,686
Linens `N Things                              111,902(b,d)           2,898,262
Men's Wearhouse                                88,704(b)             2,951,182
Movie Gallery                                  76,970                1,612,522
NBTY                                          165,677(b)             4,536,236
Pep Boys - Manny, Moe & Jack                  141,643                2,439,092
Phillips-Van Heusen                            76,767                2,088,830
Russ Berrie & Co                               51,586                1,210,208
School Specialty                               56,254(b,d)           2,187,718
ShopKo Stores                                  72,935(b)             1,315,018
Sonic Automotive                              102,480                2,393,933
Stage Stores                                   44,110(b)             1,743,668
Stein Mart                                    105,250(b)             2,076,583
Sturm, Ruger & Co                              66,664                  572,644
Too                                            85,509(b)             2,322,424
Tractor Supply                                 94,870(b,d)           3,396,346
United Stationers                              81,886(b)             3,554,671
Zale                                          128,408(b)             3,410,516
Total                                                               87,437,239

Retail -- grocery (0.1%)
Great Atlantic & Pacific Tea                   95,503(b)               865,257

Telecom equipment & services (0.9%)
Applied Signal Technology                      27,710                  816,614
Boston Communications Group                    43,493(b)               336,201
C-COR                                         117,941(b)               939,990
Captaris                                       75,221(b)               369,335
Catapult Communications                        35,905(b)               800,682
Digi Intl                                      53,770(b)               800,635
Harmonic                                      178,981(b)             2,040,382
Intrado                                        43,110(b)               579,398
Network Equipment Technologies                 60,647(b)               476,079
Symmetricom                                   112,234(b)             1,092,037
Tollgrade Communications                       32,888(b)               338,089
ViaSat                                         66,312(b)             1,476,105
Volt Information Sciences                      37,754(b)             1,205,863
Total                                                               11,271,410

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
17  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Textiles & apparel (1.7%)
Ashworth                                       33,350(b)              $375,855
Burlington Coat Factory
  Warehouse                                   110,560                2,853,554
Genesco                                        54,603(b)             1,580,211
Haggar                                         17,796                  391,334
K-Swiss Cl A                                   84,884                2,567,741
Kellwood                                       68,504                1,982,506
Oshkosh B'Gosh Cl A                            29,026                  564,556
Oxford Inds                                    41,508                1,543,267
Quiksilver                                    140,864(b,d)           4,207,607
Russell                                        80,929                1,456,722
Stride Rite                                    91,085                1,114,880
Wolverine World Wide                           94,717                2,976,955
Total                                                               21,615,188

Utilities -- electric (1.3%)
Allete                                         73,205                3,028,490
Avista                                        119,988                2,120,188
Central Vermont Public Service                 30,127                  695,934
CH Energy Group                                39,040                1,846,592
Cleco                                         121,110                2,389,500
El Paso Electric                              117,419(b)             2,282,625
Green Mountain Power                           12,689                  367,981
UIL Holdings                                   36,059                1,779,512
Unisource Energy                               84,895                2,589,298
Total                                                               17,100,120

Utilities -- natural gas (3.0%)
Atmos Energy                                  189,545                5,250,397
Cascade Natural Gas                            27,859                  569,438
Energen                                        90,272                5,293,550
Laclede Group                                  52,040                1,576,812
New Jersey Resources                           68,941                3,023,063
Northwest Natural Gas                          67,929                2,306,190
Piedmont Natural Gas                          189,888                4,411,098
Southern Union                                203,984(b)             4,756,908
Southwest Gas                                  89,318                2,265,998
Southwestern Energy                            89,781(b)             4,605,765
UGI                                           126,220                5,259,587
Total                                                               39,318,806

Utilities -- telephone (0.3%)
Commonwealth Telephone
  Enterprises                                  51,940(b)             2,484,810
General Communication Cl A                    143,842(b)             1,435,543
Total                                                                3,920,353

Total common stocks
(Cost: $965,640,120)                                            $1,279,237,205

Bond (--%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
Timco Aviation Services
  Pay-in-kind
  01-02-07                8.00%               $11,048(g,h,i)               $--

Total bond
(Cost: $80)                                                                $--

Short-term securities (6.3%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (5.1%)
Federal Home Loan Bank Disc Nt
  02-23-05                2.39%           $10,000,000               $9,984,731
Federal Home Loan Mtge Corp Disc Nt
  03-15-05                2.41              5,000,000                4,985,665
Federal Natl Mtge Assn Disc Nts
  02-01-05                2.27              3,300,000                3,299,792
  02-03-05                2.27             15,000,000               14,997,162
  02-07-05                2.30              5,000,000                4,997,764
  02-23-05                2.42              7,000,000                6,989,177
  03-02-05                2.23             15,000,000               14,972,188
  03-16-05                2.29              6,700,000                6,681,331
Total                                                               66,907,810

Commercial paper (1.2%)
BNP Paribas
  02-01-05                2.49             15,100,000               15,098,956

Total short-term securities
(Cost: $82,009,557)                                                $82,006,766

Total investments in securities
(Cost: $1,047,649,757)(j)                                       $1,361,243,971

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2005, the value of foreign securities represented 0.4% of net assets.

(d) At Jan. 31, 2005, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 4.9% of net assets. See Note 5 to the financial statements. 1.4% of net assets is the Fund's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

      Type of security                                              Contracts
      Purchase contracts

      Russell 2000 Index, March 2005                                       57

(g)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2005, is as follows:

      Security                              Acquisition                  Cost
                                               dates
      Timco Aviation Services
         8.00% Pay-in-kind 2007       02-21-03 thru 09-14-04              $80

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)   Negligible market value.

(j) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $1,058,840,622 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $ 420,983,050
      Unrealized depreciation                                    (118,579,701)
                                                                 ------------
      Net unrealized appreciation                               $ 302,403,349
                                                                -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
19  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Small Company Index Fund

Jan. 31, 2005
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,047,649,757)                                                                          $1,361,243,971
Capital shares receivable                                                                                           362,731
Dividends and accrued interest receivable                                                                           618,623
Receivable for investment securities sold                                                                           277,705
                                                                                                                    -------
Total assets                                                                                                  1,362,503,030
                                                                                                              -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                                   225,697
Capital shares payable                                                                                               96,972
Payable for investment securities purchased                                                                          87,218
Payable upon return of securities loaned (Note 5)                                                                63,985,800
Accrued investment management services fee                                                                           37,622
Accrued distribution fee                                                                                             51,976
Accrued service fee                                                                                                     158
Accrued transfer agency fee                                                                                          18,859
Accrued administrative services fee                                                                                   6,202
Other accrued expenses                                                                                              128,225
                                                                                                                    -------
Total liabilities                                                                                                64,638,729
                                                                                                                 ----------
Net assets applicable to outstanding capital stock                                                           $1,297,864,301
                                                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $    1,624,132
Additional paid-in capital                                                                                      980,025,848
Undistributed net investment income                                                                                 859,972
Accumulated net realized gain (loss)                                                                              1,243,593
Unrealized appreciation (depreciation) on investments (Note 6)                                                  314,110,756
                                                                                                                -----------
Total -- representing net assets applicable to outstanding capital stock                                     $1,297,864,301
                                                                                                             ==============
Net assets applicable to outstanding shares:                Class A                                          $  844,467,080
                                                            Class B                                          $  433,644,981
                                                            Class Y                                          $   19,752,240
Net asset value per share of outstanding capital stock:     Class A shares                102,911,670        $         8.21
                                                            Class B shares                 57,128,419        $         7.59
                                                            Class Y shares                  2,373,075        $         8.32
* Including securities on loan, at value (Note 5)                                                            $   62,730,255
                                                                                                             --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Statement of operations
AXP Small Company Index Fund

Year ended Jan. 31, 2005
Investment income
Income:
Dividends                                                                                                      $ 13,124,778
Interest                                                                                                          1,042,838
Fee income from securities lending (Note 5)                                                                         333,197
   Less foreign taxes withheld                                                                                       (5,185)
                                                                                                                     ------
Total income                                                                                                     14,495,628
                                                                                                                 ----------
Expenses (Note 2):
Investment management services fee                                                                                4,547,058
Distribution fee
   Class A                                                                                                        1,997,297
   Class B                                                                                                        4,471,167
Transfer agency fee                                                                                               2,235,466
Incremental transfer agency fee
   Class A                                                                                                          152,401
   Class B                                                                                                          147,230
Service fee -- Class Y                                                                                               17,587
Administrative services fees and expenses                                                                           784,439
Compensation of board members                                                                                        13,198
Custodian fees                                                                                                      156,295
Printing and postage                                                                                                205,887
Registration fees                                                                                                    91,360
Licensing fees                                                                                                       22,020
Audit fees                                                                                                           24,000
Other                                                                                                                41,101
                                                                                                                     ------
Total expenses                                                                                                   14,906,506
   Earnings credits on cash balances (Note 2)                                                                       (17,579)
                                                                                                                    -------
Total net expenses                                                                                               14,888,927
                                                                                                                 ----------
Investment income (loss) -- net                                                                                    (393,299)
                                                                                                                   --------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                                91,889,609
   Futures contracts                                                                                               (108,654)
                                                                                                                   --------
Net realized gain (loss) on investments                                                                          91,780,955
Net change in unrealized appreciation (depreciation) on investments                                              85,753,190
                                                                                                                 ----------
Net gain (loss) on investments                                                                                  177,534,145
                                                                                                                -----------
Net increase (decrease) in net assets resulting from operations                                                $177,140,846
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Statements of changes in net assets
AXP Small Company Index Fund

Year ended Jan. 31,                                                                        2005                     2004
Operations and distributions
Investment income (loss) -- net                                                    $     (393,299)           $   (3,591,769)
Net realized gain (loss) on investments                                                91,780,955                20,451,106
Net change in unrealized appreciation (depreciation) on investments                    85,753,190               402,800,895
                                                                                       ----------               -----------
Net increase (decrease) in net assets resulting from operations                       177,140,846               419,660,232
                                                                                      -----------               -----------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                         (49,722,179)                       --
      Class B                                                                         (27,568,767)                       --
      Class Y                                                                          (1,209,371)                       --
                                                                                      -----------               -----------
Total distributions                                                                   (78,500,317)                       --
                                                                                      -----------               -----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                            121,163,758               102,580,874
   Class B shares                                                                      35,840,364                51,193,801
   Class Y shares                                                                      10,416,022                 9,599,475
Reinvestment of distributions at net asset value
   Class A shares                                                                      48,946,614                        --
   Class B shares                                                                      27,216,584                        --
   Class Y shares                                                                       1,209,371                        --
Payments for redemptions
   Class A shares                                                                    (185,675,894)             (152,005,991)
   Class B shares (Note 2)                                                           (140,594,047)              (95,531,272)
   Class Y shares                                                                      (8,646,958)               (8,862,223)
                                                                                       ----------                ----------
Increase (decrease) in net assets from capital share transactions                     (90,124,186)              (93,025,336)
                                                                                      -----------               -----------
Total increase (decrease) in net assets                                                 8,516,343               326,634,896
Net assets at beginning of year                                                     1,289,347,958               962,713,062
                                                                                    -------------               -----------
Net assets at end of year                                                          $1,297,864,301            $1,289,347,958
                                                                                   ==============            ==============
Undistributed net investment income                                                $      859,972            $      502,777
                                                                                   --------------            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Notes to Financial Statements

AXP Small Company Index Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, American Express Financial Corporation (AEFC) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the

--------------------------------------------------------------------------------
23  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT
portfolio holdings such that shareholder transactions receive a fair net asset value (NAV). Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Illiquid securities

At Jan. 31, 2005, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2005 was $0. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
24   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $750,494 and accumulated net realized gain has been decreased by $750,494

The tax character of distributions paid for the years indicated is as follows:

Year ended Jan. 31                                     2005               2004
Class A
Distributions paid from:
     Ordinary income                               $        --            $--
     Long-term capital gain                         49,722,179             --
Class B
Distributions paid from:
     Ordinary income                                        --             --
     Long-term capital gain                         27,568,767             --
Class Y
Distributions paid from:
     Ordinary income                                        --             --
     Long-term capital gain                          1,209,371             --
At Jan. 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                    $    543,594
Accumulated long-term gain (loss)                                $ 13,267,378
Unrealized long-term appreciation (depreciation)                 $302,403,349

--------------------------------------------------------------------------------
25  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.38% to 0.34% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.10% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

--------------------------------------------------------------------------------
26   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,214,701 for Class A and $297,231 for Class B for the year ended Jan. 31, 2005.

AEFC and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2006. Under this agreement, net expenses will not exceed 0.94% for Class A, 1.70% for Class B and 0.78% for Class Y of the Fund's average daily net assets. For the year ended Jan. 31, 2005, the waiver was not invoked since the Fund's expenses were below the cap amount.

During the year ended Jan. 31, 2005, the Fund's custodian and transfer agency fees were reduced by $17,579 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $145,134,432 and $324,072,985, respectively, for the year ended Jan. 31, 2005. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                  Year ended Jan. 31, 2005
                                           Class A        Class B      Class Y
Sold                                    15,677,866      4,890,325    1,315,715
Issued for reinvested distributions      5,954,576      3,576,424      145,008
Redeemed                               (23,683,668)   (19,539,527)  (1,083,382)
                                       -----------    -----------   ----------
Net increase (decrease)                 (2,051,226)   (11,072,778)     377,341
                                        ----------    -----------      -------

                                                  Year ended Jan. 31, 2004
                                           Class A        Class B      Class Y
Sold                                    16,634,870      8,815,288    1,477,233
Issued for reinvested distributions             --             --           --
Redeemed                               (24,962,705)   (16,918,244)  (1,362,354)
                                       -----------    -----------   ----------
Net increase (decrease)                 (8,327,835)    (8,102,956)     114,879
                                        ----------     ----------      -------

--------------------------------------------------------------------------------
27  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

At Jan. 31, 2005, securities valued at $62,730,255 were on loan to brokers. For collateral, the Fund received $63,985,800 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $333,197 for the year ended Jan. 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2005, investments in securities included securities valued at $2,049,750 that were pledged as collateral to cover initial margin deposits on 57 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2005 was $17,822,475 with a net unrealized gain of $516,542. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended Jan. 31, 2005.

--------------------------------------------------------------------------------
28   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                              2005         2004         2003        2002         2001
Net asset value, beginning of period                                     $7.55        $5.14       $ 6.35       $6.50        $6.30
                                                                         -----        -----       ------       -----        -----
Income from investment operations:
Net investment income (loss)                                                --           --           --        (.01)          --
Net gains (losses) (both realized and unrealized)                         1.17         2.41        (1.21)        .13         1.07
                                                                         -----        -----       ------       -----        -----
Total from investment operations                                          1.17         2.41        (1.21)        .12         1.07
                                                                         -----        -----       ------       -----        -----
Less distributions:
Distributions from realized gains                                         (.51)          --           --        (.27)        (.87)
                                                                         -----        -----       ------       -----        -----
Net asset value, end of period                                           $8.21        $7.55       $ 5.14       $6.35        $6.50
                                                                         -----        -----       ------       -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $844         $792         $583        $705         $668
Ratio of expenses to average daily net assets(b)                          .91%         .96%         .98%        .96%         .87%
Ratio of net investment income (loss) to average daily net assets         .24%        (.04%)       (.13%)      (.12%)       (.08%)
Portfolio turnover rate (excluding short-term securities)                  12%          10%          16%         20%          44%
Total return(c)                                                         15.42%       46.89%      (19.06%)      1.98%       18.79%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
29  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                              2005         2004         2003        2002         2001
Net asset value, beginning of period                                     $7.07        $4.85       $ 6.04       $6.25        $6.13
                                                                         -----        -----       ------       -----        -----
Income from investment operations:
Net investment income (loss)                                              (.01)        (.05)        (.04)       (.05)        (.05)
Net gains (losses) (both realized and unrealized)                         1.04         2.27        (1.15)        .11         1.04
                                                                         -----        -----       ------       -----        -----
Total from investment operations                                          1.03         2.22        (1.19)        .06          .99
                                                                         -----        -----       ------       -----        -----
Less distributions:
Distributions from realized gains                                         (.51)          --           --        (.27)        (.87)
                                                                         -----        -----       ------       -----        -----
Net asset value, end of period                                           $7.59        $7.07       $ 4.85       $6.04        $6.25
                                                                         -----        -----       ------       -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $434         $482         $370        $455         $436
Ratio of expenses to average daily net assets(b)                         1.67%        1.73%        1.75%       1.72%        1.63%
Ratio of net investment income (loss) to average daily net assets        (.53%)       (.81%)       (.90%)      (.88%)       (.84%)
Portfolio turnover rate (excluding short-term securities)                  12%          10%          16%         20%          44%
Total return(c)                                                         14.48%       45.77%      (19.70%)      1.09%       18.01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                              2005         2004         2003        2002         2001
Net asset value, beginning of period                                     $7.63        $5.19       $ 6.40       $6.54        $6.32
                                                                         -----        -----       ------       -----        -----
Income from investment operations:
Net investment income (loss)                                                --          .01           --          --          .01
Net gains (losses) (both realized and unrealized)                         1.20         2.43        (1.21)        .13         1.08
                                                                         -----        -----       ------       -----        -----
Total from investment operations                                          1.20         2.44        (1.21)        .13         1.09
                                                                         -----        -----       ------       -----        -----
Less distributions:
Distributions from realized gains                                         (.51)          --           --        (.27)        (.87)
                                                                         -----        -----       ------       -----        -----
Net asset value, end of period                                           $8.32        $7.63       $ 5.19       $6.40        $6.54
                                                                         -----        -----       ------       -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $20          $15          $10          $8           $8
Ratio of expenses to average daily net assets(b)                          .74%         .79%         .82%        .79%         .71%
Ratio of net investment income (loss) to average daily net assets         .42%         .13%         .04%        .05%         .09%
Portfolio turnover rate (excluding short-term securities)                  12%          10%          16%         20%          44%
Total return(c)                                                         15.65%       47.01%      (18.91%)      2.12%       19.04%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
30   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Report of Independent
          Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Small Company Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2005, and the financial highlights for each of the years in the five-year period ended January 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Small Company Index Fund as of January 31, 2005, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

March 21, 2005

--------------------------------------------------------------------------------
31  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Small Company Index Fund
Fiscal year ended Jan. 31, 2005

Class A

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 20, 2004                                                      $0.50511

Class B

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 20, 2004                                                      $0.50511

Class Y

Capital gain distributions -- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 20, 2004                                                      $0.50511

--------------------------------------------------------------------------------
32   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
33  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

                                                      Beginning            Ending              Expenses
                                                     account value      account value        paid during       Annualized
                                                     Aug. 1, 2004       Jan. 31, 2005        the period(a)    expense ratio
Class A
   Actual(b)                                            $1,000            $1,148.20            $4.95              0.91%
   Hypothetical (5% return before expenses)             $1,000            $1,020.73            $4.66              0.91%
Class B
   Actual(b)                                            $1,000            $1,143.20            $9.07              1.67%
   Hypothetical (5% return before expenses)             $1,000            $1,016.88            $8.54              1.67%
Class Y
   Actual(b)                                            $1,000            $1,147.50            $4.03              0.74%
   Hypothetical (5% return before expenses)             $1,000            $1,021.59            $3.79              0.74%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Jan. 31, 2005: +14.82% for Class A, +14.32% for Class B and +14.75% for Class Y.

--------------------------------------------------------------------------------
34   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age               Position held         Principal occupation        Other directorships
                                 with Fund and         during past five years
                                 length of service
-------------------------------- --------------------- --------------------------- --------------------------
Arne H. Carlson                  Board member          Chair, Board Services
901 S. Marquette Ave.            since 1999            Corporation (provides
Minneapolis, MN 55402                                  administrative services
Age 70                                                 to boards). Former
                                                       Governor of Minnesota
-------------------------------- --------------------- --------------------------- --------------------------
Philip J. Carroll, Jr.           Board member          Retired Chairman and CEO,   Scottish Power PLC,
901 S. Marquette Ave.            since 2002            Fluor Corporation           Vulcan Materials
Minneapolis, MN 55402                                  (engineering and            Company, Inc.
Age 67                                                 construction) since 1998    (construction
                                                                                   materials/chemicals)
-------------------------------- --------------------- --------------------------- --------------------------
Livio D. DeSimone                Board member          Retired Chair of the        Cargill, Incorporated
30 Seventh Street East           since 2001            Board and Chief Executive   (commodity merchants and
Suite 3050                                             Officer, Minnesota Mining   processors), General
St. Paul, MN 55101-4901                                and Manufacturing (3M)      Mills, Inc. (consumer
Age 70                                                                             foods), Vulcan Materials
                                                                                   Company (construction
                                                                                   materials/chemicals),
                                                                                   Milliken & Company
                                                                                   (textiles and chemicals),
                                                                                   and Nexia Biotechnologies,
                                                                                   Inc.
-------------------------------- --------------------- --------------------------- --------------------------
Patricia M. Flynn                Board member          Trustee Professor of        BostonFed Bancorp, Inc.
901 S. Marquette Ave.            since 2004            Economics and Management,   (holding company) and
Minneapolis, MN 55402                                  Bentley College since       its subsidiary Boston
Age 53                                                 2002; former Dean,          Federal Savings Bank
                                                       McCallum Graduate School
                                                       of Business, Bentley
                                                       College from 1999 to 2002
-------------------------------- --------------------- --------------------------- --------------------------
Anne P. Jones                    Board member          Attorney and Consultant
901 S. Marquette Ave.            since 1985
Minneapolis, MN 55402
Age 69
-------------------------------- --------------------- --------------------------- --------------------------
Stephen R. Lewis, Jr.            Board member          Retired President and       Valmont Industries, Inc.
901 S. Marquette Ave.            since 2002            Professor of Economics,     (manufactures irrigation
Minneapolis, MN 55402                                  Carleton College            systems)
Age 65
-------------------------------- --------------------- --------------------------- --------------------------

--------------------------------------------------------------------------------
35  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age               Position held         Principal occupation        Other directorships
                                 with Fund and         during past five years
                                 length of service
-------------------------------- --------------------- --------------------------- --------------------------
Catherine James Paglia           Board member          Director, Enterprise       Strategic Distribution,
901 S. Marquette Ave.            since 2004            Asset Management, Inc.     Inc. (transportation,
Minneapolis, MN 55402                                  (private real estate and   distribution and
Age 52                                                 asset management           logistics consultants)
                                                       company) since 1999
-------------------------------- --------------------- -------------------------- ---------------------------
Alan K. Simpson                  Board member          Former three-term United
1201 Sunshine Ave.               since 1997            States Senator for
Cody, WY 82414                                         Wyoming
Age 73
-------------------------------- --------------------- -------------------------- ---------------------------
Alison Taunton-Rigby             Board member          Founder and Chief          Hybridon, Inc.
901 S. Marquette Ave.            since 2002            Executive Officer,         (biotechnology)
Minneapolis, MN 55402                                  RiboNovix, Inc. since
Age 60                                                 2004; President,
                                                       Forester Biotech since
                                                       2000; prior to that,
                                                       President and CEO, Aquila
                                                       Biopharmaceuticals, Inc.
-------------------------------- --------------------- -------------------------- ---------------------------

Board Member Affiliated with AEFC*

Name, address, age               Position held         Principal occupation        Other directorships
                                 with Fund and         during past five years
                                 length of service
-------------------------------- --------------------- --------------------------- --------------------------
William F. Truscott              Board member since    Senior Vice President -
53600 AXP Financial Center       2001, Vice            Chief Investment Officer
Minneapolis, MN 55474            President since 2002  of AEFC since 2001.
Age 44                                                 Former Chief Investment
                                                       Officer and Managing
                                                       Director, Zurich Scudder
                                                       Investments
-------------------------------- --------------------- -------------------------- ---------------------------

* Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
36   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age               Position held         Principal occupation        Other directorships
                                 with Fund and         during past five years
                                 length of service
-------------------------------- --------------------- --------------------------- --------------------------
Jeffrey P. Fox                   Treasurer             Vice President -
105 AXP Financial Center         since 2002            Investment Accounting,
Minneapolis, MN 55474                                  AEFC, since 2002;  Vice
Age 49                                                 President - Finance,
                                                       American Express
                                                       Company, 2000-2002;
                                                       Vice President -
                                                       Corporate Controller,
                                                       AEFC, 1996-2000
-------------------------------- --------------------- -------------------------- --------------------------
Paula R. Meyer                   President             Senior Vice President
596 AXP Financial Center         since 2002            and General Manager -
Minneapolis, MN 55474                                  Mutual Funds, AEFC,
Age 50                                                 since 2002; Vice
                                                       President and Managing
                                                       Director - American
                                                       Express Funds, AEFC,
                                                       2000-2002; Vice
                                                       President, AEFC,
                                                       1998-2000
-------------------------------- --------------------- -------------------------- --------------------------
Leslie L. Ogg                    Vice President,       President of Board
901 S. Marquette Ave.            General Counsel,      Services Corporation
Minneapolis, MN 55402            and Secretary
Age 66                           since 1978
-------------------------------- --------------------- -------------------------- --------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
37  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
   S&P 500 Index
          Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   Jan. 31, 2005

AXP S&P 500 Index Fund seeks to provide shareholders with long-term capital appreciation.

(logo)                                                                   (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)

Table of Contents

Fund Snapshot                              3

Performance Summary                        4

Questions & Answers
   with Portfolio Management               5

The Fund's Long-term Performance           8

Investments in Securities                 10

Financial Statements                      18

Notes to Financial Statements             21

Report of Independent Registered
   Public Accounting Firm                 29

Federal Income Tax Information            30

Fund Expenses Example                     31

Board Members and Officers                33

Proxy Voting                              35

--------------------------------------------------------------------------------
2 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Fund Snapshot
        AT JAN. 31, 2005

PORTFOLIO MANAGER

Portfolio manager                         Since       Years in industry
David Factor                              9/01                8

FUND OBJECTIVE

For investors seeking long-term capital appreciation.

Inception dates by class
D: 10/25/99          E: 10/25/99

Ticker symbols by class
D: ADIDX             E: ADIEX

Total net assets                                         $370.6 million

Number of holdings                                                  512

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       STYLE
VALUE  BLEND   GROWTH
         X            LARGE
                      MEDIUM SIZE
                      SMALL

SECTOR COMPOSITION

Percentage of portfolio assets

[pie chart]

Financials 18.1%
Information technology 13.3%
Short-term securities 13.1%
Consumer discretionary 12.8%
Health care 10.8%
Industrials 9.5%
Consumer staples 7.7%
Energy 6.4%
Utilities 2.9%
Materials 2.8%
Telecommunication services 2.4%
Telecommunications 0.2%

TOP TEN HOLDINGS

Percentage of portfolio assets

General Electric (Multi-industry)                                  3.0%
Exxon Mobil (Energy)                                               2.6
Microsoft (Computer software & services)                           2.3
Citigroup (Finance companies)                                      2.0
Wal-Mart Stores (Retail -- general)                                1.8
Johnson & Johnson (Health care products)                           1.5
Bank of America (Banks and savings & loans)                        1.5
Pfizer (Health care products)                                      1.4
American Intl Group (Insurance)                                    1.4
Intl Business Machines (Computer software & services)              1.2

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

"Standard & Poor's(R)" and "S&P 500(R)" are trademarks of McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensor") and the Licensors make no representations regarding the advisability of investing in the Fund.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Performance Summary

                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2005

                   +5.43%             +6.23%            +5.94%

+5.43% = AXP S&P 500 Index Fund Class D
+6.23% = S&P 500 Index (unmanaged)
+5.94% = Lipper S&P 500 Objective Funds Index

(see "The Fund`s Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

The performance of Class E may vary from that shown because of differences in expenses.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

AVERAGE ANNUAL TOTAL RETURNS

                                                     Class D           Class E
(Inception dates)                                  (10/25/99)        (10/25/99)
                                                       NAV               NAV
at Jan. 31, 2005
1 year                                                 +5.43%           +5.90%
3 years                                                +2.59%           +2.87%
5 years                                                -2.45%           -2.17%
Since inception                                        -0.94%           -0.66%

at Dec. 31, 2004
1 year                                                +10.23%          +10.20%
3 years                                                +2.93%           +3.14%
5 years                                                -2.99%           -2.76%
Since inception                                        -0.45%           -0.22%

--------------------------------------------------------------------------------
4 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager David Factor, discusses the Fund's results and positioning for the 12 months ended Jan. 31, 2005.

Q:  How did AXP S&P 500 Index Fund perform for the fiscal year ended Jan. 31,
    2005?

A: AXP S&P 500 Index Fund rose 5.43% (Class D shares) for the fiscal year ended Jan. 31, 2005. This was less than the Fund's benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index or the Index), which advanced 6.23% during the same period. The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, returned 5.94% over the same time frame.

    Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class D shares had an expense ratio of 0.62% for the fiscal period, lower than the level of expenses of a year earlier. This ratio included fee waivers explained in the Financial Highlights section of this report.
    (See page 27.)

Q:  What market factors most significantly affected Fund performance?

A: When the fiscal period began in February 2004, the economy was rapidly expanding. Business investment increased, inflation remained low and industrial production rose. However, performance of the overall stock market as well as the Fund was sluggish amid concern about energy prices, inflation, fiscal and trade deficits and the outcome of the U.S. general election.

    The second half of fiscal year 2004 was a period where earnings slowed and interest rates rose. The Federal Reserve Board (the Fed) raised their short-term interest rate target several times to 2.25% at Jan. 31, 2005, a target that was again increased to 2.50% in early February. Ironically, the overall stock market and the Fund provided higher returns during this six-month period as oil prices began to retreat, consumer confidence remained relatively high and investors generally agreed that the Fed's measured pace of rate increases would help keep inflation in check without derailing U.S. economic growth. Stock prices rose by relatively higher amounts for S&P 500 Index companies that delivered sustainable earnings growth and had less leverage on their balance sheets.

Q: Which equity sectors and securities affected the S&P 500 Index's performance most during the fiscal year?

A: Energy and utility companies had the best sector returns during the fiscal year. On an industry level, hotels, restaurants and leisure were strong performers for the fiscal year. Technology and health care sectors including the pharmaceuticals and biotechnology industries were the worst performers. Each sector and stock in the

--------------------------------------------------------------------------------
5 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Questions & Answers

(begin callout quote)> Stock prices rose by relatively higher amounts for S&P 500 Index companies that delivered sustainable earnings growth and had less leverage on their balance sheets. (end callout quote)

    S&P 500 Index was represented in the Fund at a weighting that approximated that of the Index.

    Among the large, positive contributors to the S&P 500 Index's return and the Fund's return for the fiscal year were Exxon Mobil, General Electric, Johnson & Johnson and Bank of America. Apple Computer also outperformed significantly during the year, however the computer company's weighting in the Index and the Fund was relatively small.

    Performance laggards for the S&P 500 Index and the Fund during the fiscal period included two pharmaceutical companies, Pfizer and Merck. Both companies faced product recalls for key drugs on the market during the last quarter of the calendar year. Information technology lagged other sectors, largely due to the poor performance of hardware companies. Cisco and Intel were also detractors to the S&P 500 Index and Fund results.

Q:  What changes were made to the Fund?

A: The Fund strives to stay fully invested in the stocks that make up the S&P 500 Index and we attempt to replicate the Index's performance. Standard & Poor's rebalances the S&P 500 Index each quarter, and we align the Fund's portfolio on that timetable as well. Overall portfolio turnover was 6% for the fiscal period.

    During the fiscal period, Standard & Poor's made 20 additions and 20 deletions to the S&P 500 Index that we also made within the Fund. A large amount of the additions came from companies that grew in capitalization beyond the S&P MidCap 400 Index, an unmanaged group of medium-sized company stocks. Companies that were added to the S&P 500 Index included XTO Energy, handbag retailer Coach Inc. and E*TRADE Financial. Deletions to the Index were Winn-Dixie, a southeastern supermarket chain; Tupperware, the kitchen storage products company; and Deluxe Corp., a printer of checks.

--------------------------------------------------------------------------------
6 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Questions & Answers

Q:  How are you positioning the Fund for the months ahead?

A: One change likely to occur this year that may affect the Fund is that Standard & Poor's is expected to reconfigure the Index to reflect a "full float" of actively traded shares. Historically, the S&P 500 has been a market cap weighted index, meaning that index composition is weighted according to the prices and number of total outstanding shares of its component stocks. Standard & Poor's plans to reconfigure the Index to reflect the elimination of shares not actively traded, such as certain shares held by company insiders. This Index change is not expected to result in significant turnover for the Fund's portfolio.

    From an economic standpoint, conditions look favorable for equities. Overall, current market conditions indicate that the U.S. economic expansion is continuing at a relatively solid pace. This ongoing expansion combined with reasonable stock valuations bodes well for potential modest gains across most equity sectors, in our view.

    Historically, market leadership turns somewhat defensive in response to a rising rate environment, which is likely to continue throughout 2005. This means investors may favor sectors in which demand may be less affected by a tightening cycle, such as health care and consumer staples.

CHANGES TO TOP TEN HOLDINGS

Jan. 31, 2005 compared to Jan. 31, 2004

Company                                           Change in positioning
General Electric (Multi-industry)                             Decreased
Exxon Mobil (Energy)                                          Increased
Microsoft (Computer software & services)                      Decreased
Citigroup (Finance companies)                                 Decreased
Wal-Mart Stores (Retail -- general)                           Decreased
Johnson & Johnson
     (Health care products)                              New to Top Ten
Bank of America
     (Banks and savings & loans)                         New to Top Ten
Pfizer (Health care products)                                 Decreased
American Intl Group (Insurance)                               Decreased
Intl Business Machines
     (Computer software & services)                           Decreased

No longer among Top Ten Holdings but still in the portfolio at Jan. 31, 2005 were Cisco Systems and Intel. For more information on the Top Ten Holdings, see this report's Fund Snapshot page or americanexpress.com/funds.

--------------------------------------------------------------------------------
7 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP S&P 500 Index Fund Class D shares (from 11/1/99 to 1/31/05) as compared to the performance of two widely cited performance indices, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other class can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                  Class D
                                      Short-term           Long-term
Fiscal year ended        Income      capital gains       capital gains     Total
Jan. 31, 2005            $0.07         $ --               $ --             $0.07
Jan. 31, 2004             0.04           --                 --              0.04
Jan. 31, 2003             0.03           --                 --              0.03
Jan. 31, 2002             0.02           0.01               0.02            0.05
Jan. 31, 2001             0.01           0.01               --              0.02
--------------------------------------------------------------------------------
8 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

              VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP S&P 500 INDEX FUND

AXP S&P 500 Index Fund Class D                $10,000   $10,224   $10,047  $8,365   $6,405   $8,565   $9,030
S&P 500 Index(1)                              $10,000   $10,261   $10,169  $8,524   $6,562   $8,831   $9,381
Lipper S&P 500 Objective Funds Index(2)       $10,000   $10,253   $10,135  $8,469   $6,502   $8,721   $9,239
                                              11/1/99     1/00      1/01    1/02     1/03     1/04     1/05

COMPARATIVE RESULTS

Results at Jan. 31, 2005                                                         Since
                                              1 year     3 years     5 years   inception(3)
AXP S&P 500 Index Fund
Class D     Cumulative value of $10,000      $10,543     $10,797      $8,834    $9,030
            Average annual total return       +5.43%      +2.59%      -2.45%     -1.92%
S&P 500 Index(1)
            Cumulative value of $10,000      $10,623     $11,004      $9,146     $9,381
            Average annual total return       +6.23%      +3.24%      -1.77%     -1.20%
Lipper S&P 500 Objective Funds Index(2)
            Cumulative value of $10,000      $10,594     $10,908      $9,012     $9,239
            Average annual total return       +5.94%      +2.94%      -2.06%     -1.50%

Results for other share classes can be found on page 4.

(1) S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3)  All data is from Nov. 1, 1999.

--------------------------------------------------------------------------------
9 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Investments in Securities

AXP S&P 500 Index Fund

Jan. 31, 2005

(Percentages represent value of investments compared to net assets)

Common stocks (86.8%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.9%)
Boeing                                         24,524              $1,240,913
General Dynamics                                5,855                 604,529
Goodrich                                        3,479                 119,330
Honeywell Intl                                 25,125                 903,998
L-3 Communications Holdings                     3,365                 240,295
Lockheed Martin                                12,933                 747,657
Northrop Grumman                               10,756                 558,021
Raytheon                                       13,207                 493,942
Rockwell Automation                             5,381                 304,834
Rockwell Collins                                5,161                 221,407
United Technologies                            14,926               1,502,749
Total                                                               6,937,675

Airlines (0.1%)
Delta Air Lines                                 4,069(b)               21,932
Southwest Airlines                             22,774                 329,767
Total                                                                 351,699

Automotive & related (0.9%)
AutoNation                                      7,725(b)              147,084
Cooper Tire & Rubber                            2,187                  47,261
Cummins                                         1,330                 103,301
Dana                                            4,371                  69,368
Delphi                                         16,396                 124,446
Eaton                                           4,440                 301,876
Ford Motor                                     53,447                 703,897
General Motors                                 16,499                 607,328
Genuine Parts                                   5,104                 216,052
Goodyear Tire & Rubber                          5,122(b)               79,084
Johnson Controls                                5,562                 329,048
Navistar Intl                                   2,035(b)               79,202
PACCAR                                          5,079                 358,882
Snap-On                                         1,681                  55,658
Visteon                                         3,781                  28,055
Total                                                               3,250,542

Banks and savings & loans (6.1%)
AmSouth Bancorporation                         10,374                 258,728
Bank of America                               117,992               5,471,288
Bank of New York                               22,691                 674,150
BB&T                                           16,137                 636,927
Comerica                                        4,985                 288,432
Compass Bancshares                              3,580                 167,651
Fifth Third Bancorp                            17,275                 802,769
First Horizon Natl                              3,595                 153,039
Golden West Financial                           8,950                 578,349
Huntington Bancshares                           6,747                 154,979
KeyCorp                                        11,876                 396,896
M&T Bank                                        3,395                 347,512
Marshall & Ilsley                               6,531                 279,592
Mellon Financial                               12,372                 363,118
Natl City                                      19,792                 703,606
North Fork Bancorporation                      13,754                 394,740
Northern Trust                                  6,400                 279,296
PNC Financial Services Group                    8,253                 444,589
Regions Financial                              13,579                 434,528
Sovereign Bancorp                              10,946                 248,912
State Street                                    9,743                 436,584
SunTrust Banks                                 10,830                 779,977
Synovus Financial                               9,044                 245,364
US Bancorp                                     54,544               1,639,047
Wachovia                                       46,843               2,569,339
Washington Mutual                              25,507               1,029,207
Wells Fargo & Co                               49,421               3,029,507
Zions Bancorp                                   2,620                 177,688
Total                                                              22,985,814

Beverages & tobacco (3.3%)
Adolph Coors Cl B                               1,092                  81,463
Altria Group                                   59,959(d)            3,827,184
Anheuser-Busch Companies                       23,081               1,135,124
Brown-Forman Cl B                               3,560                 171,699
Coca-Cola                                      70,684               2,932,679
Coca-Cola Enterprises                          13,711                 300,956
Fortune Brands                                  4,207                 353,304
Pepsi Bottling Group                            7,304                 199,764
PepsiCo                                        49,204               2,642,255
Reynolds American                               4,308                 346,449
UST                                             4,826                 244,485
Total                                                              12,235,362

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Broker dealers (2.5%)
Bear Stearns Companies                          3,016                $304,797
Charles Schwab                                 39,352                 442,316
E*TRADE Financial                              10,860(b)              149,325
Franklin Resources                              7,285                 494,360
JPMorgan Chase & Co                           104,071               3,884,971
Lehman Brothers Holdings                        7,867                 717,392
Merrill Lynch & Co                             27,205               1,634,204
Morgan Stanley                                 31,971               1,789,097
Total                                                               9,416,462

Building materials & construction (0.2%)
American Standard Companies                     6,271(b)              251,091
Masco                                          13,084                 481,491
Sherwin-Williams                                4,125                 178,200
Total                                                                 910,782

Cable (0.6%)
Comcast Cl A                                   64,847(b)            2,087,425

Cellular telecommunications (0.3%)
Nextel Communications Cl A                     32,461(b)              931,306

Chemicals (1.3%)
Air Products & Chemicals                        6,639                 391,103
Dow Chemical                                   27,543               1,368,887
Eastman Chemical                                2,277                 123,300
Ecolab                                          7,526                 253,250
EI du Pont de Nemours & Co                     29,018               1,380,095
Engelhard                                       3,570                 107,279
Great Lakes Chemical                            1,491                  39,437
Hercules                                        3,274(b)               47,506
Pall                                            3,621                  97,514
PPG Inds                                        5,019                 345,207
Praxair                                         9,488                 409,407
Rohm & Haas                                     6,568                 290,568
Sigma-Aldrich                                   2,015                 126,643
Total                                                               4,980,196

Computer hardware (3.0%)
Apple Computer                                 11,747(b)              903,344
Cisco Systems                                 192,360(b)            3,470,175
Dell                                           72,572(b)            3,030,607
EMC                                            70,000(b)              917,000
Gateway                                        10,914(b)               51,623
Hewlett-Packard                                88,221               1,728,249
Lexmark Intl Cl A                               3,767(b)              313,979
Network Appliance                              10,501(b)              334,352
NVIDIA                                          4,854(b)              111,254
Sun Microsystems                               98,244(b)              428,344
Total                                                              11,288,927

Computer software & services (6.0%)
Adobe Systems                                   6,974                 396,821
Affiliated Computer Services Cl A               3,755(b)              203,483
Autodesk                                        6,708                 197,014
Automatic Data Processing                      17,016                 739,856
BMC Software                                    6,483(b)              109,109
Citrix Systems                                  4,949(b)              106,156
Computer Associates Intl                       17,113                 465,302
Computer Sciences                               5,530(b)              284,906
Compuware                                      11,315(b)               78,074
Comverse Technology                             5,778(b)              129,138
Convergys                                       4,137(b)               59,118
Electronic Arts                                 8,912(b)              573,398
Electronic Data Systems                        15,008                 321,471
Equifax                                         3,947                 111,700
First Data                                     24,243                 987,660
Fiserv                                          5,717(b)              218,675
Intl Business Machines                         48,636               4,543,575
Intuit                                          5,474(b)              213,486
Mercury Interactive                             2,462(b)              107,762
Microsoft                                     317,354               8,340,063
NCR                                             5,448(b)              186,213
Novell                                         10,982(b)               63,366
Oracle                                        149,821(b)            2,063,035
Parametric Technology                           7,866(b)               44,836
Paychex                                        11,047                 336,823
QLogic                                          2,703(b)              103,471
Sabre Holdings Cl A                             3,953                  83,408
Siebel Systems                                 14,848(b)              129,326
SunGard Data Systems                            8,436(b)              226,844
Symantec                                       18,530(b)              432,676
Unisys                                          9,818(b)               77,071
VERITAS Software                               12,331(b)              317,153
Total                                                              22,250,989

Electronics (3.0%)
Advanced Micro Devices                         11,270(b)              178,066
Agilent Technologies                           14,190(b)              313,741
Altera                                         10,872(b)              208,742
American Power Conversion                       5,587                 118,835
Analog Devices                                 10,980                 394,072
Applied Materials                              49,607(b)              788,751
Applied Micro Circuits                          8,998(b)               29,783
Broadcom Cl A                                   9,611(b)              305,918
Freescale Semiconductor Cl B                   11,391(b)              199,001
Intel                                         184,710               4,146,740
Jabil Circuit                                   5,890(b)              138,827
KLA-Tencor                                      5,706(b)              263,903
Linear Technology                               8,967                 338,415
LSI Logic                                      11,248(b)               68,725

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Electronics (cont.)
Maxim Integrated Products                       9,497                $370,478
Micron Technology                              17,889(b)              186,224
Millipore                                       1,456(b)               63,380
Molex                                           5,500                 157,960
Natl Semiconductor                             10,460                 177,088
Novellus Systems                                4,085(b)              106,823
PMC-Sierra                                      5,203(b)               53,487
Power-One                                       2,455(b)               18,241
Sanmina-SCI                                    15,158(b)               93,676
Solectron                                      28,358(b)              140,939
Symbol Technologies                             7,034                 128,722
Tektronix                                       2,628                  75,739
Teradyne                                        5,672(b)               79,578
Texas Instruments                              50,474               1,171,502
Xerox                                          27,862(b)              442,449
Xilinx                                         10,174                 296,979
Total                                                              11,056,784

Energy (5.5%)
Amerada Hess                                    2,681                 232,309
Anadarko Petroleum                              7,230                 478,698
Apache                                          9,540                 519,167
Ashland                                         2,075                 127,364
Burlington Resources                           11,434                 499,780
ChevronTexaco                                  61,896               3,367,142
ConocoPhillips                                 20,168               1,871,389
Devon Energy                                   14,198                 577,433
EOG Resources                                   3,463                 257,128
Exxon Mobil                                   188,464               9,724,741
Kerr-McGee                                      4,428                 273,429
Marathon Oil                                   10,120                 391,948
Occidental Petroleum                           11,532                 673,238
Sunoco                                          2,138                 187,054
Unocal                                          7,685                 365,575
Valero Energy                                   7,500                 390,225
XTO Energy                                      7,610                 273,275
Total                                                              20,209,895

Energy equipment & services (0.9%)
Baker Hughes                                    9,802                 424,427
BJ Services                                     4,723                 226,940
Halliburton                                    14,649                 602,513
Nabors Inds                                     4,367(b,c)            220,097
Noble                                           3,954(b)              210,946
Rowan Companies                                 3,134(b)               88,253
Schlumberger                                   17,196               1,170,016
Transocean                                      9,397(b)              413,468
Total                                                               3,356,660

Engineering & construction (--%)
Fluor                                           2,449                 131,119

Environmental services (0.2%)
Allied Waste Inds                               9,295(b)               77,241
Waste Management                               16,712                 484,648
Total                                                                 561,889

Finance companies (2.1%)
Citigroup                                     151,609               7,436,421
MGIC Investment                                 2,831                 180,901
Total                                                               7,617,322

Financial services (2.9%)
American Express                               36,667               1,956,185
Capital One Financial                           7,091                 555,083
CIT Group                                       6,140                 247,872
Countrywide Financial                          16,958                 627,446
Fannie Mae                                     28,274               1,825,936
Federated Investors Cl B                        3,140                  92,253
Freddie Mac                                    20,146               1,315,332
Goldman Sachs Group                            14,141               1,525,107
H&R Block                                       4,814                 232,564
Janus Capital Group                             6,904                 102,386
MBNA                                           37,323                 992,045
Moody's                                         4,320                 361,930
Providian Financial                             8,561(b)              142,797
SLM                                            12,558                 630,286
T Rowe Price Group                              3,748                 224,318
Total                                                              10,831,540

Food (1.3%)
Archer-Daniels-Midland                         19,118                 462,656
Campbell Soup                                  12,016                 352,309
ConAgra Foods                                  15,028                 443,326
General Mills                                  10,648                 564,238
Hershey Foods                                   7,192                 420,660
HJ Heinz                                       10,202                 385,738
Kellogg                                        12,061                 538,403
McCormick & Co                                  3,990                 148,308
Sara Lee                                       22,930                 538,396
Sysco                                          18,689                 653,554
WM Wrigley Jr                                   6,557                 461,547
Total                                                               4,969,135

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Furniture & appliances (0.2%)
Black & Decker                                  2,362                $194,628
Leggett & Platt                                 5,579                 159,002
Maytag                                          2,311                  36,306
Stanley Works                                   2,403                 114,287
Whirlpool                                       1,944                 132,697
Total                                                                 636,920

Health care products (8.8%)
Abbott Laboratories                            45,495               2,048,185
Allergan                                        3,839                 291,572
Amgen                                          37,100(b)            2,309,104
Applera-Applied Biosystems Group                5,724                 114,766
Bausch & Lomb                                   1,565                 114,073
Baxter Intl                                    18,006                 607,883
Becton, Dickinson & Co                          7,400                 419,210
Biogen Idec                                     9,744(b)              632,970
Biomet                                          7,399                 314,310
Boston Scientific                              24,672(b)              815,656
Bristol-Myers Squibb                           56,841               1,332,353
Chiron                                          5,462(b)              179,427
CR Bard                                         3,054                 207,061
Eli Lilly & Co                                 33,062               1,793,283
Forest Laboratories                            10,760(b)              446,863
Genzyme                                         7,237(b)              421,266
Gilead Sciences                                12,650(b)              418,715
Guidant                                         9,311                 674,954
Johnson & Johnson                              86,639               5,605,542
King Pharmaceuticals                            7,059(b)               74,190
Laboratory Corp of America Holdings             4,038(b)              193,218
Medco Health Solutions                          7,960(b)              338,857
MedImmune                                       7,268(b)              171,925
Medtronic                                      35,308               1,853,317
Merck & Co                                     64,787               1,817,275
Mylan Laboratories                              7,865                 130,795
PerkinElmer                                     3,744                  86,075
Pfizer                                        220,006               5,315,345
Schering Plough                                43,021                 798,470
St. Jude Medical                               10,416(b)              409,140
Stryker                                        11,748                 577,297
Waters                                          3,534(b)              173,449
Watson Pharmaceuticals                          3,198(b)               95,396
Wyeth                                          38,973               1,544,500
Zimmer Holdings                                 7,164(b)              564,881
Total                                                              32,891,323

Health care services (1.9%)
Aetna                                           4,317                 548,474
Amerisourcebergen                               3,066                 178,686
Cardinal Health                                12,625                 711,039
Caremark Rx                                    13,275(b)              519,053
Express Scripts                                 2,215(b)              164,331
Fisher Scientific Intl                          3,425(b)              216,289
Five Star Quality Care                             --(b)                    2
HCA                                            12,309                 547,997
Health Management
  Associates Cl A                               7,107                 156,923
Hospira                                         4,556(b)              131,623
Humana                                          4,655(b)              159,527
IMS Health                                      6,781                 158,540
Manor Care                                      2,521                  87,101
McKesson                                        8,591                 296,304
Quest Diagnostics                               2,960                 282,088
Tenet Healthcare                               13,631(b)              135,356
UnitedHealth Group                             19,093               1,697,367
WellPoint                                       8,621(b)            1,047,451
Total                                                               7,038,151

Home building (0.2%)
Centex                                          3,636                 222,923
KB HOME                                         1,353                 147,003
Pulte Homes                                     3,724                 246,083
Total                                                                 616,009

Household products (2.3%)
Alberto-Culver                                  2,658                 144,197
Avon Products                                  13,814                 583,227
Clorox                                          4,441                 263,884
Colgate-Palmolive                              15,488                 813,740
Gillette                                       29,003               1,471,032
Intl Flavors & Fragrances                       2,753                 116,232
Kimberly-Clark                                 14,245                 933,190
Newell Rubbermaid                               8,030                 172,806
Procter & Gamble                               74,104               3,944,555
Total                                                               8,442,863

Industrial services (0.1%)
Cintas                                          5,013                 218,066

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Industrial transportation (1.4%)
Burlington Northern Santa Fe                   10,986                $529,305
CSX                                             6,278                 250,932
FedEx                                           8,784                 840,190
Norfolk Southern                               11,568                 403,955
Ryder System                                    1,878                  85,543
Union Pacific                                   7,587                 452,185
United Parcel Service Cl B                     32,742               2,445,172
Total                                                               5,007,282

Insurance (3.9%)
ACE                                             8,300(c)              360,220
AFLAC                                          14,786                 584,195
Allstate                                       20,048               1,011,220
Ambac Financial Group                           3,173                 243,940
American Intl Group                            76,088               5,043,873
Aon                                             9,243                 210,186
Chubb                                           5,599                 417,014
CIGNA                                           3,919                 314,500
Cincinnati Financial                            4,908                 216,541
Hartford Financial Services Group               8,582                 577,483
Jefferson-Pilot                                 3,992                 199,201
Lincoln Natl                                    5,104                 235,499
Loews                                           5,419                 368,492
Marsh & McLennan Companies                     15,396                 500,370
MBIA                                            4,113                 245,711
MetLife                                        21,745                 864,363
Principal Financial Group                       8,965                 363,800
Progressive                                     5,850                 489,353
Prudential Financial                           14,982                 807,679
Safeco                                          3,707                 171,634
St. Paul Travelers Companies                   19,561                 734,319
Torchmark                                       3,156                 172,318
UnumProvident                                   8,662                 148,727
XL Capital Cl A                                 4,055(c)              303,233
Total                                                              14,583,871

Leisure time & entertainment (1.3%)
Brunswick                                       2,810                 129,597
Carnival                                       18,500               1,065,600
Cendant                                        30,754                 724,257
Eastman Kodak                                   8,372                 277,029
Harley-Davidson                                 8,583                 515,924
Hasbro                                          5,173                 101,391
Mattel                                         12,124                 235,812
Viacom Cl B                                    49,812               1,859,980
Total                                                               4,909,590

Lodging & gaming (0.4%)
Harrah's Entertainment                          3,270                 206,795
Hilton Hotels                                  11,280                 250,980
Intl Game Technology                           10,066                 315,066
Marriott Intl Cl A                              6,534                 412,818
Starwood Hotels &
  Resorts Worldwide                             6,052                 350,350
Total                                                               1,536,009

Machinery (0.8%)
Caterpillar                                     9,973                 888,595
Deere & Co                                      7,254                 503,645
Illinois Tool Works                             8,643                 751,768
Ingersoll-Rand Cl A                             5,029(c)              374,057
Parker Hannifin                                 3,488                 227,278
Thermo Electron                                 4,668(b)              139,760
Total                                                               2,885,103

Media (3.3%)
Clear Channel Communications                   16,750                 543,203
Dow Jones & Co                                  2,391                  91,145
eBay                                           19,366(b)            1,578,329
Gannett                                         7,461                 597,178
Interpublic Group of Companies                 12,353(b)              161,207
Knight-Ridder                                   2,252                 146,628
McGraw-Hill Companies                           5,552                 502,456
Meredith                                        1,459                  70,076
Monster Worldwide                               3,480(b)              108,889
New York Times Cl A                             4,234                 164,618
News Corp Cl A                                 76,330               1,297,610
Omnicom Group                                   5,443                 462,056
RR Donnelley & Sons                             6,417                 214,649
Time Warner                                   133,806(b)            2,408,507
Tribune                                         9,284                 371,174
Univision Communications Cl A                   9,446(b)              257,970
Walt Disney                                    59,693               1,709,011
Yahoo!                                         40,164(b)            1,414,174
Total                                                              12,098,880

Metals (0.4%)
Alcoa                                          25,428                 750,381
Allegheny Technologies                          2,794                  67,056
Nucor                                           4,652                 261,256
Phelps Dodge                                    2,787                 268,388
United States Steel                             3,321                 172,028
Total                                                               1,519,109

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
14 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Multi-industry (5.1%)
3M                                             22,746              $1,918,853
Apollo Group Cl A                               5,408(b)              422,852
Cooper Inds Cl A                                2,678                 186,121
Danaher                                         9,018                 494,908
Dover                                           5,939                 227,464
Emerson Electric                               12,263                 824,564
General Electric                              308,850(d)           11,158,750
ITT Inds                                        2,692                 229,601
Monsanto                                        7,728                 418,317
Pitney Bowes                                    6,738                 301,458
Robert Half Intl                                5,062                 153,581
Textron                                         4,013                 288,856
Tyco Intl                                      58,765(c)            2,123,766
Vulcan Materials                                2,988                 168,762
WW Grainger                                     2,627                 160,799
Total                                                              19,078,652

Paper & packaging (0.6%)
Avery Dennison                                  3,229                 194,031
Ball                                            3,294                 140,720
Bemis                                           3,122                  90,538
Georgia-Pacific                                 7,539                 242,002
Intl Paper                                     14,211                 556,360
Louisiana-Pacific                               3,213                  82,253
MeadWestvaco                                    5,923                 171,115
Pactiv                                          4,337(b)               96,325
Sealed Air                                      2,445(b)              125,429
Temple-Inland                                   1,634                 103,922
Weyerhaeuser                                    7,007                 437,237
Total                                                               2,239,932

Precious metals (0.2%)
Freeport-McMoRan
  Copper & Gold Cl B                            5,215                 191,964
Newmont Mining                                 12,965                 539,215
Total                                                                 731,179

Real estate investment trust (0.4%)
Apartment Investment &
  Management Cl A                               2,770                  99,443
Archstone-Smith Trust                           5,720                 196,196
Equity Office Properties Trust                 11,776                 329,492
Equity Residential                              8,260                 260,520
Plum Creek Timber                               5,366                 191,674
ProLogis                                        5,375                 205,003
Simon Property Group                            6,456                 382,841
Total                                                               1,665,169

Restaurants (0.7%)
Darden Restaurants                              4,594                 135,799
McDonald's                                     36,726               1,189,554
Starbucks                                      11,689(b)              631,206
Wendy's Intl                                    3,325                 130,407
Yum! Brands                                     8,556                 396,571
Total                                                               2,483,537

Retail -- drugstores (0.5%)
CVS                                            11,692                 541,924
Walgreen                                       29,852               1,271,994
Total                                                               1,813,918

Retail -- general (4.9%)
AutoZone                                        2,329(b)              207,863
Bed Bath & Beyond                               8,789(b)              354,109
Best Buy                                        9,480(d)              509,929
Big Lots                                        3,294(b)               37,090
Circuit City Stores                             5,706                  81,710
Costco Wholesale                               13,704                 647,788
Dillard's Cl A                                  2,396                  62,871
Dollar General                                  9,569                 193,389
Family Dollar Stores                            4,896                 163,771
Federated Dept Stores                           4,948                 281,046
Gap                                            25,611                 563,698
Home Depot                                     64,151               2,646,871
JC Penney                                       8,347                 356,584
Kohl's                                         10,019(b)              470,993
Limited Brands                                 11,877                 281,485
Lowe's Companies                               22,570               1,286,264
May Dept Stores                                 8,533                 289,269
Nordstrom                                       4,092                 197,439
Office Depot                                    9,125(b)              157,771
OfficeMax                                       2,730                  80,562
RadioShack                                      4,630                 153,346
Sears, Roebuck and Co                           6,045                 303,761
Staples                                        14,544                 476,171
Target                                         26,161               1,328,195
Tiffany & Co                                    4,254                 133,703
TJX Companies                                  14,080                 352,563
Toys "R" Us                                     6,278(b)              134,663
Wal-Mart Stores                               123,713               6,482,562
Total                                                              18,235,466

Retail -- grocery (0.3%)
Albertson's                                    10,756                 246,097
Kroger                                         21,587(b)              369,138
Safeway                                        13,075(b)              246,464
SUPERVALU                                       3,920                 123,911
Total                                                                 985,610

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Telecom equipment & services (1.2%)
ADC Telecommunications                         23,628(b)              $60,724
Andrew                                          4,699(b)               61,369
Avaya                                          13,370(b)              191,860
CIENA                                          16,704(b)               42,595
Corning                                        40,960(b)              448,102
JDS Uniphase                                   42,182(b)               90,269
Lucent Technologies                           129,138(b)              420,990
Motorola                                       71,118               1,119,397
QUALCOMM                                       47,878               1,782,977
Scientific-Atlanta                              4,483                 135,880
Tellabs                                        13,501(b)               96,127
Total                                                               4,450,290

Textiles & apparel (0.4%)
Coach                                           5,515(b)              309,392
Jones Apparel Group                             3,570                 120,059
Liz Claiborne                                   3,168                 132,866
Nike Cl B                                       7,664                 663,932
Reebok Intl                                     1,698                  75,612
VF                                              3,242                 172,312
Total                                                               1,474,173

Utilities -- electric (2.5%)
AES                                            18,953(b)              266,290
Allegheny Energy                                4,005(b)               77,457
Ameren                                          5,692                 285,283
American Electric Power                        11,563                 407,596
Calpine                                        15,606(b)               51,968
CenterPoint Energy                              8,991                 101,149
Cinergy                                         5,293                 213,255
CMS Energy                                      5,684(b)               59,853
Consolidated Edison                             7,070                 310,161
Constellation Energy Group                      5,141                 257,050
Dominion Resources                              9,684                 671,876
DTE Energy                                      5,078                 222,467
Duke Energy                                    27,943                 748,592
Edison Intl                                     9,514                 308,920
Entergy                                         6,534                 454,244
Exelon                                         19,354                 856,414
FirstEnergy                                     9,631                 382,929
FPL Group                                       5,418                 415,236
PG&E                                           11,776(b)              412,160
Pinnacle West Capital                           2,674                 111,506
PPL                                             5,522                 298,188
Progress Energy                                 7,216                 319,308
Public Service Enterprise Group                 6,940                 366,085
Southern                                       21,611                 729,802
TECO Energy                                     5,835                  93,418
TXU                                             7,021                 485,853
Xcel Energy                                    11,700                 212,823
Total                                                               9,119,883

Utilities -- natural gas (0.4%)
Dynegy Cl A                                    11,101(b)               49,399
El Paso                                        18,795                 204,302
KeySpan                                         4,694                 185,272
Kinder Morgan                                   3,621                 271,720
Kinder Morgan Management LLC                       --(b)                   19
Nicor                                           1,291                  47,664
NiSource                                        7,901                 180,933
Peoples Energy                                  1,104                  47,284
Sempra Energy                                   6,816                 253,692
Williams Companies                             16,254                 273,230
Total                                                               1,513,515

Utilities -- telephone (2.4%)
ALLTEL                                          8,873                 488,370
AT&T                                           23,254                 446,244
BellSouth                                      53,515               1,404,234
CenturyTel                                      3,931                 128,151
Citizens Communications                         9,795                 132,135
McLeodUSA Cl A Escrow                           2,746(b,e,f)               --
Qwest Communications Intl                      53,045(b)              222,789
SBC Communications                             96,856               2,301,298
Sprint                                         42,976               1,024,118
Verizon Communications                         80,889               2,878,839
Total                                                               9,026,178

Total common stocks
(Cost: $276,393,333)                                             $321,562,201

Other (--%)
Issuer                                         Shares                 Value(a)

OSI Pharmaceuticals
  Rights                                           32                      $4

Total other
(Cost: $--)                                                                $4

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
16 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Short-term securities (13.1%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (1.1%)
Federal Natl Mtge Assn Disc Nts
  03-09-05                2.27%            $1,500,000              $1,496,512
  03-16-05                2.29              1,800,000               1,794,985
  04-06-05                2.46                800,000                 796,458
Total                                                               4,087,955

Commercial paper (12.0%)
BNP Paribas
  02-01-05                2.49             10,400,000              10,399,281
Citigroup Global Markets Holdings
  02-01-05                2.50             10,000,000               9,999,306

Commercial paper (cont.)
Deutsche Bank Financial LLC
  02-01-05                2.44             13,900,000              13,899,059
HSBC Finance
  02-01-05                2.48             10,000,000               9,999,311
Total                                                              44,296,957

Total short-term securities
(Cost: $48,387,797)                                               $48,384,912

Total investments in securities
(Cost: $324,781,130)(g)                                          $369,947,117

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2005, the value of foreign securities represented 0.9% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                              Contracts
      Purchase contracts

      E-Mini S&P 500 Index, March 2005                                     66
      S&P 500 Index, March 2005                                             8

(e)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2005, is as follows:

      Security                        Acquisition date                   Cost
      McLeodUSA Cl A Escrow               05-15-02                        $--

(f)   Negligible market value.

(g) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $333,557,389 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 50,778,166
      Unrealized depreciation                                     (14,388,438)
                                                                  -----------
      Net unrealized appreciation                                $ 36,389,728
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
17 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP S&P 500 Index Fund

Jan. 31, 2005
Assets
Investments in securities, at value (Note 1)
     (identified cost $324,781,130)                                                                            $369,947,117
Cash in bank on demand deposit                                                                                       44,071
Capital shares receivable                                                                                           338,316
Dividends and accrued interest receivable                                                                           285,673
Receivable for investment securities sold                                                                           262,225
                                                                                                                    -------
Total assets                                                                                                    370,877,402
                                                                                                                -----------
Liabilities
Capital shares payable                                                                                              234,500
Accrued investment management services fee                                                                            7,248
Accrued distribution fee                                                                                              1,411
Accrued transfer agency fee                                                                                           5,682
Accrued administrative services fee                                                                                   2,416
Other accrued expenses                                                                                               62,310
                                                                                                                     ------
Total liabilities                                                                                                   313,567
                                                                                                                    -------
Net assets applicable to outstanding capital stock                                                             $370,563,835
                                                                                                               ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                       $    811,449
Additional paid-in capital                                                                                      382,858,568
Undistributed net investment income                                                                                 299,766
Accumulated net realized gain (loss) (Note 7)                                                                   (58,512,999)
Unrealized appreciation (depreciation) on investments (Note 5)                                                   45,107,051
                                                                                                                 ----------
Total -- representing net assets applicable to outstanding capital stock                                       $370,563,835
                                                                                                               ============
Net assets applicable to outstanding shares:                Class D                                            $ 69,204,754
                                                            Class E                                            $301,359,081
Net asset value per share of outstanding capital stock:     Class D shares                 15,205,187          $       4.55
                                                            Class E shares                 65,939,676          $       4.57
                                                                                           ----------          ------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Statement of operations
AXP S&P 500 Index Fund

Year ended Jan. 31, 2005
Investment income
Income:
Dividends                                                                                                      $  7,549,384
Interest                                                                                                            312,044
Fee income from securities lending (Note 3)                                                                             616
                                                                                                                  ---------
Total income                                                                                                      7,862,044
                                                                                                                  ---------
Expenses (Note 2):
Investment management services fee                                                                                  933,587
Distribution fee -- Class D                                                                                         169,434
Transfer agency fee                                                                                                 606,841
Administrative services fees and expenses                                                                           319,791
Compensation of board members                                                                                         9,548
Custodian fees                                                                                                       79,551
Printing and postage                                                                                                 83,885
Registration fees                                                                                                    90,328
Licensing fees                                                                                                       40,846
Audit fees                                                                                                           19,500
Other                                                                                                                21,898
                                                                                                                     ------
Total expenses                                                                                                    2,375,209
     Expenses waived/reimbursed by AEFC (Note 2)                                                                   (745,839)
                                                                                                                   --------
                                                                                                                  1,629,370
     Earnings credits on cash balances (Note 2)                                                                      (1,921)
                                                                                                                   --------
Total net expenses                                                                                                1,627,449
                                                                                                                  ---------
Investment income (loss) -- net                                                                                   6,234,595
                                                                                                                  ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                             (16,813,201)
     Futures contracts                                                                                            1,022,695
                                                                                                                  ---------
Net realized gain (loss) on investments                                                                         (15,790,506)
Net change in unrealized appreciation (depreciation) on investments                                              30,106,275
                                                                                                                 ----------
Net gain (loss) on investments                                                                                   14,315,769
                                                                                                                 ----------
Net increase (decrease) in net assets resulting from operations                                                $ 20,550,364
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Statements of changes in net assets
AXP S&P 500 Index Fund

Year ended Jan. 31,                                                                       2005                      2004
Operations and distributions
Investment income (loss) -- net                                                     $   6,234,595              $  5,304,448
Net realized gain (loss) on investments                                               (15,790,506)                   89,377
Net change in unrealized appreciation (depreciation) on investments                    30,106,275               111,276,001
                                                                                       ----------               -----------
Net increase (decrease) in net assets resulting from operations                        20,550,364               116,669,826
                                                                                       ----------               -----------
Distributions to shareholders from:
     Net investment income
         Class D                                                                       (1,042,772)                 (710,198)
         Class E                                                                       (5,256,818)               (4,879,553)
                                                                                       ----------                ----------
Total distributions                                                                    (6,299,590)               (5,589,751)
                                                                                       ----------                ----------
Capital share transactions (Note 4)
Proceeds from sales
     Class D shares                                                                    16,252,134                15,544,084
     Class E shares                                                                    47,734,521                93,921,439
Reinvestment of distributions at net asset value
     Class D shares                                                                     1,042,772                   654,104
     Class E shares                                                                     5,256,818                 4,774,806
Payments for redemptions
     Class D shares                                                                   (21,032,589)              (18,493,842)
     Class E shares                                                                  (161,807,661)              (55,451,143)
                                                                                     ------------               -----------
Increase (decrease) in net assets from capital share transactions                    (112,554,005)               40,949,448
                                                                                     ------------                ----------
Total increase (decrease) in net assets                                               (98,303,231)              152,029,523
Net assets at beginning of year                                                       468,867,066               316,837,543
                                                                                      -----------               -----------
Net assets at end of year                                                           $ 370,563,835              $468,867,066
                                                                                    =============              ============
Undistributed net investment income                                                 $     299,766              $    403,020
                                                                                    -------------              ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Notes to Financial Statements

AXP S&P 500 Index Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares and are sold without a sales charge. Class E shares are only available to American Express brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, American Express Financial Corporation (AEFC) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value (NAV). Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
21 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Illiquid securities

At Jan. 31, 2005, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2005 was $0. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Option transactions

As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions

As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
22 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $38,259 and accumulated net realized loss has been decreased by $38,259.

--------------------------------------------------------------------------------
23 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended Jan. 31,                            2005                    2004

Class D
Distributions paid from:
     Ordinary income                       $1,042,772                $710,198
     Long-term capital gain                        --                      --
Class E
Distributions paid from:
     Ordinary income                        5,256,818               4,879,553
     Long-term capital gain                        --                      --

At Jan. 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                    $    288,097
Accumulated long-term gain (loss)                                $(49,784,007)
Unrealized appreciation (depreciation)                           $ 36,389,728

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.24% to 0.21% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.080% to 0.065% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------
24 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class D $19.50

o  Class E $19.50

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

For the year ended Jan. 31, 2005, AEFC and its affiliates waived certain fees and expenses to 0.62% for Class D and 0.38% for Class E. Of these waived fees and expenses, the transfer agency fees waived for Class D and Class E were $108,297 and $498,121, respectively, and the management fees waived at the Fund level were $139,421. In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2006. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E of the Fund's average daily net assets.

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

During the year ended Jan. 31, 2005, the Fund's custodian and transfer agency fees were reduced by $1,921 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $22,144,895 and $168,174,912, respectively, for the year ended Jan. 31, 2005. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $616 for the year ended Jan. 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
25 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                Year ended Jan. 31, 2005
                                             Class D                 Class E
Sold                                        3,674,310              10,734,806
Issued for reinvested distributions           226,689               1,137,839
Redeemed                                   (4,785,910)            (36,640,721)
                                           ----------             -----------
Net increase (decrease)                      (884,911)            (24,768,076)
                                             --------             -----------

                                                Year ended Jan. 31, 2004
                                             Class D                 Class E
Sold                                        4,044,951              25,006,777
Issued for reinvested distributions           155,369               1,128,796
Redeemed                                   (4,978,115)            (13,936,120)
                                           ----------             -----------
Net increase (decrease)                      (777,795)             12,199,453
                                             --------              ----------

5. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2005, investments in securities included securities valued at $3,912,312 that were pledged as collateral to cover initial margin deposits on 74 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2005 was $6,263,010 with a net unrealized loss of $58,936. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended Jan. 31, 2005.

--------------------------------------------------------------------------------
26 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $49,784,007 at Jan. 31, 2005, that if not offset by capital gains will expire as follows:

             2009           2010          2011           2012           2013
          $2,387,603     $5,744,216    $9,288,103     $16,618,673    $15,745,412

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                             2005         2004         2003        2002       2001
Net asset value, beginning of period                                    $4.38        $3.31       $ 4.36       $5.30      $5.42
                                                                        -----        -----       ------       -----      -----
Income from investment operations:
Net investment income (loss)                                              .07          .04          .03         .02        .02
Net gains (losses) (both realized and unrealized)                         .17         1.07        (1.05)       (.91)      (.12)
                                                                        -----        -----       ------       -----      -----
Total from investment operations                                          .24         1.11        (1.02)       (.89)      (.10)
                                                                        -----        -----       ------       -----      -----
Less distributions:
Dividends from net investment income                                     (.07)        (.04)        (.03)       (.02)      (.01)
Distributions from realized gains                                          --           --           --        (.03)      (.01)
                                                                        -----        -----       ------       -----      -----
Total distributions                                                      (.07)        (.04)        (.03)       (.05)      (.02)
                                                                        -----        -----       ------       -----      -----
Net asset value, end of period                                          $4.55        $4.38       $ 3.31       $4.36      $5.30
                                                                        -----        -----       ------       -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $69          $70          $56         $38        $21
Ratio of expenses to average daily net assets(b),(c)                     .62%         .64%         .63%        .64%       .62%
Ratio of net investment income (loss) to average daily net assets       1.41%        1.13%        1.03%        .74%       .65%
Portfolio turnover rate (excluding short-term securities)                  6%           4%           9%         27%        82%
Total return                                                            5.43%       33.72%      (23.43%)    (16.74%)    (1.73%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 0.82%, 0.69%, 0.84%, 0.97% and 1.18% for the years ended Jan. 31, 2005, 2004, 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
27 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                             2005         2004         2003        2002       2001
Net asset value, beginning of period                                    $4.39        $3.32       $ 4.37       $5.31      $5.42
                                                                        -----        -----       ------       -----      -----
Income from investment operations:
Net investment income (loss)                                              .08          .05          .04         .03        .03
Net gains (losses) (both realized and unrealized)                         .18         1.07        (1.05)       (.91)      (.11)
                                                                        -----        -----       ------       -----      -----
Total from investment operations                                          .26         1.12        (1.01)       (.88)      (.08)
                                                                        -----        -----       ------       -----      -----
Less distributions:
Dividends from net investment income                                     (.08)        (.05)        (.04)       (.03)      (.02)
Distributions from realized gains                                          --           --           --        (.03)      (.01)
                                                                        -----        -----       ------       -----      -----
Total distributions                                                      (.08)        (.05)        (.04)       (.06)      (.03)
                                                                        -----        -----       ------       -----      -----
Net asset value, end of period                                          $4.57        $4.39       $ 3.32       $4.37      $5.31
                                                                        -----        -----       ------       -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                  $301         $398         $261        $187        $87
Ratio of expenses to average daily net assets(b),(c)                     .38%         .39%         .38%        .39%       .35%
Ratio of net investment income (loss) to average daily net assets       1.64%        1.37%        1.30%        .98%      1.05%
Portfolio turnover rate (excluding short-term securities)                  6%           4%           9%         27%        82%
Total return                                                            5.90%       33.91%      (23.24%)    (16.55%)    (1.35%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.56%, 0.44%, 0.59%, 0.72% and 0.73% for the years ended Jan. 31, 2005, 2004, 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
28 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

The board and shareholders

AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP S&P 500 Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2005, and the financial highlights for each of the years in the five-year period ended January 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP S&P 500 Index Fund as of January 31, 2005, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

March 21, 2005

--------------------------------------------------------------------------------
29 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP S&P 500 Index Fund
Fiscal year ended Jan. 31, 2005

Class D

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                           100%
     Dividends Received Deduction for corporations                       100%

Payable date                                                        Per share
Dec. 20, 2004                                                        $0.06877

Class E

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                           100%
     Dividends Received Deduction for corporations                       100%

Payable date                                                        Per share
Dec. 20, 2004                                                        $0.07981

--------------------------------------------------------------------------------
30 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the period would be an increase of $10.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the period would be an increase of $10.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
31 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

                                                 Beginning          Ending            Expenses
                                               account value     account value       paid during           Annualized
                                               Aug. 1, 2004      Jan. 31, 2005      the period(a)         expense ratio
Class D
   Actual(b)                                      $1,000           $1,079.00             $3.16                 0.60%
   Hypothetical (5% return before expenses)       $1,000           $1,022.30             $3.08                 0.60%
Class E
   Actual(b)                                      $1,000           $1,078.60             $1.90                 0.36%
   Hypothetical (5% return before expenses)       $1,000           $1,023.52             $1.85                 0.36%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Jan. 31, 2005: +7.90% for Class D and +7.86% for Class E.

--------------------------------------------------------------------------------
32 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age               Position held         Principal occupation        Other directorships
                                 with Fund and         during past five years
                                 length of service
-------------------------------- --------------------- --------------------------- --------------------------
Arne H. Carlson                  Board member          Chair, Board Services
901 S. Marquette Ave.            since 1999            Corporation (provides
Minneapolis, MN 55402                                  administrative services
Age 70                                                 to boards). Former
                                                       Governor of Minnesota
-------------------------------- --------------------- --------------------------- --------------------------
Philip J. Carroll, Jr.           Board member          Retired Chairman and CEO,   Scottish Power PLC,
901 S. Marquette Ave.            since 2002            Fluor Corporation           Vulcan Materials
Minneapolis, MN 55402                                  (engineering and            Company, Inc.
Age 67                                                 construction) since 1998    (construction
                                                                                   materials/chemicals)
-------------------------------- --------------------- --------------------------- --------------------------
Livio D. DeSimone                Board member          Retired Chair of the        Cargill, Incorporated
30 Seventh Street East           since 2001            Board and Chief Executive   (commodity merchants and
Suite 3050                                             Officer, Minnesota Mining   processors), General
St. Paul, MN 55101-4901                                and Manufacturing (3M)      Mills, Inc. (consumer
Age 70                                                                             foods), Vulcan Materials
                                                                                   Company (construction
                                                                                   materials/chemicals),
                                                                                   Milliken & Company
                                                                                   (textiles and chemicals),
                                                                                   and Nexia Biotechnologies,
                                                                                   Inc.
-------------------------------- --------------------- --------------------------- --------------------------
Patricia M. Flynn                Board member          Trustee Professor of        BostonFed Bancorp, Inc.
901 S. Marquette Ave.            since 2004            Economics and Management,   (holding company) and
Minneapolis, MN 55402                                  Bentley College since       its subsidiary Boston
Age 53                                                 2002; former Dean,          Federal Savings Bank
                                                       McCallum Graduate School
                                                       of Business, Bentley
                                                       College from 1999 to 2002
-------------------------------- --------------------- --------------------------- --------------------------
Anne P. Jones                    Board member          Attorney and Consultant
901 S. Marquette Ave.            since 1985
Minneapolis, MN 55402
Age 69
-------------------------------- --------------------- --------------------------- --------------------------
Stephen R. Lewis, Jr.            Board member          Retired President and       Valmont Industries, Inc.
901 S. Marquette Ave.            since 2002            Professor of Economics,     (manufactures irrigation
Minneapolis, MN 55402                                  Carleton College            systems)
Age 65
-------------------------------- --------------------- --------------------------- --------------------------

--------------------------------------------------------------------------------
33 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age               Position held         Principal occupation        Other directorships
                                 with Fund and         during past five years
                                 length of service
-------------------------------- --------------------- --------------------------- --------------------------
Catherine James Paglia           Board member          Director, Enterprise       Strategic Distribution,
901 S. Marquette Ave.            since 2004            Asset Management, Inc.     Inc. (transportation,
Minneapolis, MN 55402                                  (private real estate and   distribution and
Age 52                                                 asset management           logistics consultants)
                                                       company) since 1999
-------------------------------- --------------------- -------------------------- ---------------------------
Alan K. Simpson                  Board member          Former three-term United
1201 Sunshine Ave.               since 1997            States Senator for
Cody, WY 82414                                         Wyoming
Age 73
-------------------------------- --------------------- -------------------------- ---------------------------
Alison Taunton-Rigby             Board member          Founder and Chief          Hybridon, Inc.
901 S. Marquette Ave.            since 2002            Executive Officer,         (biotechnology)
Minneapolis, MN 55402                                  RiboNovix, Inc. since
Age 60                                                 2004; President,
                                                       Forester Biotech since
                                                       2000; prior to that,
                                                       President and CEO, Aquila
                                                       Biopharmaceuticals, Inc.
-------------------------------- --------------------- -------------------------- ---------------------------

Board Member Affiliated with AEFC*

Name, address, age               Position held         Principal occupation        Other directorships
                                 with Fund and         during past five years
                                 length of service
-------------------------------- --------------------- --------------------------- --------------------------
William F. Truscott              Board member since    Senior Vice President -
53600 AXP Financial Center       2001, Vice            Chief Investment Officer
Minneapolis, MN 55474            President since 2002  of AEFC since 2001.
Age 44                                                 Former Chief Investment
                                                       Officer and Managing
                                                       Director, Zurich Scudder
                                                       Investments
-------------------------------- --------------------- -------------------------- ---------------------------

* Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
34 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age               Position held         Principal occupation        Other directorships
                                 with Fund and         during past five years
                                 length of service
-------------------------------- --------------------- --------------------------- --------------------------
Jeffrey P. Fox                   Treasurer             Vice President -
105 AXP Financial Center         since 2002            Investment Accounting,
Minneapolis, MN 55474                                  AEFC, since 2002;  Vice
Age 49                                                 President - Finance,
                                                       American Express
                                                       Company, 2000-2002;
                                                       Vice President -
                                                       Corporate Controller,
                                                       AEFC, 1996-2000
-------------------------------- --------------------- -------------------------- --------------------------
Paula R. Meyer                   President             Senior Vice President
596 AXP Financial Center         since 2002            and General Manager -
Minneapolis, MN 55474                                  Mutual Funds, AEFC,
Age 50                                                 since 2002; Vice
                                                       President and Managing
                                                       Director - American
                                                       Express Funds, AEFC,
                                                       2000-2002; Vice
                                                       President, AEFC,
                                                       1998-2000
-------------------------------- --------------------- -------------------------- --------------------------
Leslie L. Ogg                    Vice President,       President of Board
901 S. Marquette Ave.            General Counsel,      Services Corporation
Minneapolis, MN 55402            and Secretary
Age 66                           since 1978
-------------------------------- --------------------- -------------------------- --------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
35 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for AXP Market Advantage Series, Inc. were as follows:

                        2004 - $96,807;                       2003 - $79,624

(b) Audit - Related Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for AXP Market Advantage Series, Inc. were as follows:

                        2004 - $677;                          2003 - $540

(c) Tax Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for tax compliance related services for AXP Market Advantage Series, Inc. were as follows:

                        2004 - $21,330;                       2003 - $5,920

(d) All Other Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for additional professional services rendered in connection with AXP S&P 500 Index Fund merger transactions for AXP Market Advantage Series, Inc. were as follows:

                        2004 - None;                          2003 - $6,000


(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2004 and 2003 were pre-approved by the audit committee with the exception of the 2003 tax fees.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Jan. 31, by the registrant for non-audit services to KPMG LLP were as follows:

                        2004 - None;                          2003 - None

         The fees paid for the years ended Jan. 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2004 - $126,900;                      2003 - $35,890

(h) For the fees disclosed in item (g) above, 100% and 86% of the fees for services performed during 2004 and 2003, respectively, were pre-approved by the audit committee. The exception was a 2003 tax research request by the adviser on defaulted securities for $5,000. The amounts not pre-approved are compatible with maintaining KPMG LLP's independence.

* 2003 represents bills paid 2/1/03 - 1/31/04
  2004 represents bills paid 2/1/04 - 1/31/05

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Market Advantage Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 30, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 30, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 30, 2005